Shareholder Report	9 Months Ended	12 Months Ended		16 Months Ended		21 Months Ended	35 Months Ended
	Jul. 31, 2023	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2023	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		PACE Select Advisors Trust
Entity Central Index Key		0000930007
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2024
C000007370
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Global Fixed Income Investments
Class Name		Class A
Trading Symbol		PWFAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.03%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• The overweight position in agency mortgage-backed securities (MBS), held due to attractive yields and cheap valuations, contributed to performance.

• The overweight to investment-grade corporate credit, held primarily through banks, contributed over the period on the back of stronger balance sheets and improved profitability.

• Duration positioning in US securities contributed to performance over the period.

What didn’t work:

• In the second quarter of 2024, the portfolio's overweight duration positioning in United Kingdom securities, driven by attractive valuations, detracted from performance due to delayed rate cuts and persistent economic uncertainties.

• The currency overlay detracted from performance primarily driven by the sizable short positions held in US dollar and Canadian dollar against long positions held in Australian dollar, New Zealand dollar, Swedish krona, and Japanese yen.

The Fund utilized derivatives for efficient portfolio management and to hedge specific risks in the Fund. Government bond futures were used to manage duration risk as well as positioning along the yield curve. Foreign exchange forward contracts were used to hedge currency risk and to manage active currency exposures.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class A with Load	Bloomberg Global Aggregate Index	Bloomberg Global Aggregate ex USD 50% Hedged Index
7/31/2014	$9,626	$10,000	$10,000
8/31/2014	$9,680	$10,055	$10,017
9/30/2014	$9,483	$9,774	$9,591
10/31/2014	$9,483	$9,776	$9,526
11/30/2014	$9,474	$9,740	$9,418
12/31/2014	$9,476	$9,673	$9,304
1/31/2015	$9,446	$9,658	$9,133
2/28/2015	$9,407	$9,579	$9,062
3/31/2015	$9,340	$9,487	$8,873
4/30/2015	$9,374	$9,588	$9,065
5/31/2015	$9,207	$9,417	$8,791
6/30/2015	$9,113	$9,375	$8,799
7/31/2015	$9,128	$9,396	$8,787
8/31/2015	$9,172	$9,407	$8,818
9/30/2015	$9,196	$9,455	$8,855
10/31/2015	$9,239	$9,475	$8,884
11/30/2015	$9,032	$9,318	$8,637
12/31/2015	$9,113	$9,368	$8,744
1/31/2016	$9,110	$9,449	$8,788
2/29/2016	$9,395	$9,659	$9,094
3/31/2016	$9,766	$9,920	$9,466
4/30/2016	$9,998	$10,052	$9,659
5/31/2016	$9,729	$9,918	$9,429
6/30/2016	$10,074	$10,207	$9,788
7/31/2016	$10,203	$10,284	$9,869
8/31/2016	$10,132	$10,234	$9,789
9/30/2016	$10,185	$10,291	$9,889
10/31/2016	$9,764	$10,005	$9,459
11/30/2016	$9,218	$9,607	$8,960
12/31/2016	$9,199	$9,563	$8,874
1/31/2017	$9,286	$9,671	$9,041
2/28/2017	$9,323	$9,717	$9,067
3/31/2017	$9,335	$9,732	$9,094
4/30/2017	$9,433	$9,841	$9,224
5/31/2017	$9,562	$9,994	$9,425
6/30/2017	$9,562	$9,985	$9,417
7/31/2017	$9,735	$10,153	$9,669
8/31/2017	$9,794	$10,253	$9,773
9/30/2017	$9,726	$10,161	$9,650
10/31/2017	$9,698	$10,123	$9,578
11/30/2017	$9,786	$10,235	$9,781
12/31/2017	$9,807	$10,270	$9,807
1/31/2018	$9,915	$10,393	$10,105
2/28/2018	$9,811	$10,301	$10,019
3/31/2018	$9,898	$10,410	$10,163
4/30/2018	$9,765	$10,244	$9,932
5/31/2018	$9,620	$10,166	$9,746
6/30/2018	$9,565	$10,121	$9,678
7/31/2018	$9,567	$10,104	$9,643
8/31/2018	$9,541	$10,114	$9,613
9/30/2018	$9,494	$10,027	$9,510
10/31/2018	$9,368	$9,915	$9,378
11/30/2018	$9,351	$9,946	$9,389
12/31/2018	$9,482	$10,147	$9,597
1/31/2019	$9,664	$10,302	$9,776
2/28/2019	$9,616	$10,242	$9,673
3/31/2019	$9,738	$10,371	$9,742
4/30/2019	$9,721	$10,340	$9,683
5/31/2019	$9,833	$10,480	$9,784
6/30/2019	$10,055	$10,712	$10,075
7/31/2019	$9,996	$10,683	$10,003
8/31/2019	$10,217	$10,900	$10,162
9/30/2019	$10,109	$10,789	$10,017
10/31/2019	$10,171	$10,861	$10,113
11/30/2019	$10,082	$10,778	$9,976
12/31/2019	$10,124	$10,841	$10,085
1/31/2020	$10,238	$10,980	$10,161
2/29/2020	$10,251	$11,054	$10,141
3/31/2020	$10,012	$10,806	$9,814
4/30/2020	$10,182	$11,018	$10,015
5/31/2020	$10,232	$11,066	$10,045
6/30/2020	$10,315	$11,165	$10,147
7/31/2020	$10,732	$11,521	$10,597
8/31/2020	$10,744	$11,503	$10,628
9/30/2020	$10,676	$11,462	$10,566
10/31/2020	$10,679	$11,473	$10,615
11/30/2020	$10,946	$11,681	$10,868
12/31/2020	$11,129	$11,838	$11,104
1/31/2021	$11,025	$11,734	$10,990
2/28/2021	$10,866	$11,532	$10,777
3/31/2021	$10,694	$11,310	$10,517
4/30/2021	$10,827	$11,453	$10,687
5/31/2021	$10,917	$11,561	$10,832
6/30/2021	$10,830	$11,459	$10,613
7/31/2021	$10,952	$11,611	$10,773
8/31/2021	$10,896	$11,563	$10,707
9/30/2021	$10,715	$11,357	$10,444
10/31/2021	$10,704	$11,330	$10,404
11/30/2021	$10,677	$11,297	$10,329
12/31/2021	$10,659	$11,281	$10,321
1/31/2022	$10,482	$11,050	$10,119
2/28/2022	$10,379	$10,919	$10,007
3/31/2022	$10,106	$10,586	$9,687
4/30/2022	$9,550	$10,006	$9,025
5/31/2022	$9,550	$10,033	$9,026
6/30/2022	$9,222	$9,711	$8,620
7/31/2022	$9,384	$9,918	$8,785
8/31/2022	$9,023	$9,526	$8,347
9/30/2022	$8,586	$9,037	$7,857
10/31/2022	$8,479	$8,975	$7,846
11/30/2022	$8,944	$9,397	$8,283
12/31/2022	$8,990	$9,448	$8,392
1/31/2023	$9,310	$9,758	$8,684
2/28/2023	$8,968	$9,434	$8,337
3/31/2023	$9,181	$9,732	$8,649
4/30/2023	$9,203	$9,775	$8,673
5/31/2023	$9,002	$9,584	$8,440
6/30/2023	$9,002	$9,583	$8,462
7/31/2023	$9,049	$9,650	$8,570
8/31/2023	$8,896	$9,518	$8,401
9/30/2023	$8,614	$9,240	$8,123
10/31/2023	$8,515	$9,129	$8,049
11/30/2023	$8,934	$9,589	$8,493
12/31/2023	$9,356	$9,988	$8,872
1/31/2024	$9,210	$9,850	$8,669
2/29/2024	$9,107	$9,726	$8,566
3/31/2024	$9,167	$9,780	$8,587
4/30/2024	$8,929	$9,533	$8,364
5/31/2024	$9,049	$9,658	$8,448
6/30/2024	$9,029	$9,672	$8,405
7/31/2024	$9,299	$9,939	$8,670

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	2.77%	(1.43%)	(0.34%)
Class A with Load	(1.04%)	(2.19%)	(0.72%)
Bloomberg Global Aggregate Index	3.01%	(1.44%)	(0.06%)
Bloomberg Global Aggregate ex USD 50% Hedged Index	1.17%	(2.82%)	(1.42%)

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 183,848,478		$ 183,848,478	$ 183,848,478	$ 183,848,478	$ 183,848,478
Holdings Count | Holding		372		372	372	372	372
Advisory Fees Paid, Amount		$ 644,481
InvestmentCompanyPortfolioTurnover		137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$183,848,478
# of Portfolio Holdings	372
Portfolio Turnover Rate	137%
Total Advisory Fees Paid (includes Administration Fees)	$644,481

Holdings [Text Block]

Top 5 Asset Classes (%)

Value	Value
Non-U.S. government agency obligations	34.6%
Corporate bonds	32.5%
U.S. government agency obligations	15.3%
U.S. Treasury obligations	9.1%
Short-Term Investments	3.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.250%, due 06/30/29	4.5%
China Government Bonds, 2.350%, due 02/25/34	3.9
European Union, 3.000%, due 03/04/53	3.0
Spain Government Bonds, 3.550%, due 10/31/33	2.6
Korea Treasury Bonds, 3.000%, due 09/10/24	2.4

Material Fund Change [Text Block]
C000007369
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Global Fixed Income Investments
Class Name		Class P
Trading Symbol		PCGLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$85	0.84%

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• The overweight position in agency mortgage-backed securities (MBS), held due to attractive yields and cheap valuations, contributed to performance.

• The overweight to investment-grade corporate credit, held primarily through banks, contributed over the period on the back of stronger balance sheets and improved profitability.

• Duration positioning in US securities contributed to performance over the period.

What didn’t work:

• In the second quarter of 2024, the portfolio's overweight duration positioning in United Kingdom securities, driven by attractive valuations, detracted from performance due to delayed rate cuts and persistent economic uncertainties.

• The currency overlay detracted from performance primarily driven by the sizable short positions held in US dollar and Canadian dollar against long positions held in Australian dollar, New Zealand dollar, Swedish krona, and Japanese yen.

The Fund utilized derivatives for efficient portfolio management and to hedge specific risks in the Fund. Government bond futures were used to manage duration risk as well as positioning along the yield curve. Foreign exchange forward contracts were used to hedge currency risk and to manage active currency exposures.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg Global Aggregate Index	Bloomberg Global Aggregate ex USD 50% Hedged Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,058	$10,055	$10,017
9/30/2014	$9,854	$9,774	$9,591
10/31/2014	$9,856	$9,776	$9,526
11/30/2014	$9,848	$9,740	$9,418
12/31/2014	$9,852	$9,673	$9,304
1/31/2015	$9,823	$9,658	$9,133
2/28/2015	$9,783	$9,579	$9,062
3/31/2015	$9,715	$9,487	$8,873
4/30/2015	$9,752	$9,588	$9,065
5/31/2015	$9,580	$9,417	$8,791
6/30/2015	$9,483	$9,375	$8,799
7/31/2015	$9,501	$9,396	$8,787
8/31/2015	$9,547	$9,407	$8,818
9/30/2015	$9,574	$9,455	$8,855
10/31/2015	$9,611	$9,475	$8,884
11/30/2015	$9,397	$9,318	$8,637
12/31/2015	$9,492	$9,368	$8,744
1/31/2016	$9,490	$9,449	$8,788
2/29/2016	$9,789	$9,659	$9,094
3/31/2016	$10,177	$9,920	$9,466
4/30/2016	$10,420	$10,052	$9,659
5/31/2016	$10,132	$9,918	$9,429
6/30/2016	$10,503	$10,207	$9,788
7/31/2016	$10,639	$10,284	$9,869
8/31/2016	$10,557	$10,234	$9,789
9/30/2016	$10,624	$10,291	$9,889
10/31/2016	$10,187	$10,005	$9,459
11/30/2016	$9,618	$9,607	$8,960
12/31/2016	$9,600	$9,563	$8,874
1/31/2017	$9,692	$9,671	$9,041
2/28/2017	$9,733	$9,717	$9,067
3/31/2017	$9,747	$9,732	$9,094
4/30/2017	$9,840	$9,841	$9,224
5/31/2017	$9,986	$9,994	$9,425
6/30/2017	$9,987	$9,985	$9,417
7/31/2017	$10,160	$10,153	$9,669
8/31/2017	$10,233	$10,253	$9,773
9/30/2017	$10,164	$10,161	$9,650
10/31/2017	$10,136	$10,123	$9,578
11/30/2017	$10,229	$10,235	$9,781
12/31/2017	$10,253	$10,270	$9,807
1/31/2018	$10,369	$10,393	$10,105
2/28/2018	$10,261	$10,301	$10,019
3/31/2018	$10,355	$10,410	$10,163
4/30/2018	$10,217	$10,244	$9,932
5/31/2018	$10,068	$10,166	$9,746
6/30/2018	$10,013	$10,121	$9,678
7/31/2018	$10,007	$10,104	$9,643
8/31/2018	$9,992	$10,114	$9,613
9/30/2018	$9,934	$10,027	$9,510
10/31/2018	$9,805	$9,915	$9,378
11/30/2018	$9,789	$9,946	$9,389
12/31/2018	$9,928	$10,147	$9,597
1/31/2019	$10,121	$10,302	$9,776
2/28/2019	$10,072	$10,242	$9,673
3/31/2019	$10,202	$10,371	$9,742
4/30/2019	$10,197	$10,340	$9,683
5/31/2019	$10,307	$10,480	$9,784
6/30/2019	$10,541	$10,712	$10,075
7/31/2019	$10,482	$10,683	$10,003
8/31/2019	$10,706	$10,900	$10,162
9/30/2019	$10,605	$10,789	$10,017
10/31/2019	$10,672	$10,861	$10,113
11/30/2019	$10,581	$10,778	$9,976
12/31/2019	$10,616	$10,841	$10,085
1/31/2020	$10,738	$10,980	$10,161
2/29/2020	$10,755	$11,054	$10,141
3/31/2020	$10,505	$10,806	$9,814
4/30/2020	$10,686	$11,018	$10,015
5/31/2020	$10,741	$11,066	$10,045
6/30/2020	$10,831	$11,165	$10,147
7/31/2020	$11,272	$11,521	$10,597
8/31/2020	$11,288	$11,503	$10,628
9/30/2020	$11,218	$11,462	$10,566
10/31/2020	$11,223	$11,473	$10,615
11/30/2020	$11,507	$11,681	$10,868
12/31/2020	$11,702	$11,838	$11,104
1/31/2021	$11,595	$11,734	$10,990
2/28/2021	$11,429	$11,532	$10,777
3/31/2021	$11,251	$11,310	$10,517
4/30/2021	$11,393	$11,453	$10,687
5/31/2021	$11,490	$11,561	$10,832
6/30/2021	$11,401	$11,459	$10,613
7/31/2021	$11,521	$11,611	$10,773
8/31/2021	$11,464	$11,563	$10,707
9/30/2021	$11,276	$11,357	$10,444
10/31/2021	$11,277	$11,330	$10,404
11/30/2021	$11,251	$11,297	$10,329
12/31/2021	$11,235	$11,281	$10,321
1/31/2022	$11,039	$11,050	$10,119
2/28/2022	$10,933	$10,919	$10,007
3/31/2022	$10,646	$10,586	$9,687
4/30/2022	$10,072	$10,006	$9,025
5/31/2022	$10,062	$10,033	$9,026
6/30/2022	$9,718	$9,711	$8,620
7/31/2022	$9,903	$9,918	$8,785
8/31/2022	$9,512	$9,526	$8,347
9/30/2022	$9,051	$9,037	$7,857
10/31/2022	$8,940	$8,975	$7,846
11/30/2022	$9,434	$9,397	$8,283
12/31/2022	$9,485	$9,448	$8,392
1/31/2023	$9,826	$9,758	$8,684
2/28/2023	$9,466	$9,434	$8,337
3/31/2023	$9,693	$9,732	$8,649
4/30/2023	$9,718	$9,775	$8,673
5/31/2023	$9,508	$9,584	$8,440
6/30/2023	$9,509	$9,583	$8,462
7/31/2023	$9,562	$9,650	$8,570
8/31/2023	$9,401	$9,518	$8,401
9/30/2023	$9,104	$9,240	$8,123
10/31/2023	$9,001	$9,129	$8,049
11/30/2023	$9,448	$9,589	$8,493
12/31/2023	$9,898	$9,988	$8,872
1/31/2024	$9,744	$9,850	$8,669
2/29/2024	$9,625	$9,726	$8,566
3/31/2024	$9,691	$9,780	$8,587
4/30/2024	$9,453	$9,533	$8,364
5/31/2024	$9,569	$9,658	$8,448
6/30/2024	$9,562	$9,672	$8,405
7/31/2024	$9,852	$9,939	$8,670

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class P	3.04%	(1.23%)	(0.15%)
Bloomberg Global Aggregate Index	3.01%	(1.44%)	(0.06%)
Bloomberg Global Aggregate ex USD 50% Hedged Index	1.17%	(2.82%)	(1.42%)

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 183,848,478		$ 183,848,478	$ 183,848,478	$ 183,848,478	$ 183,848,478
Holdings Count | Holding		372		372	372	372	372
Advisory Fees Paid, Amount		$ 644,481
InvestmentCompanyPortfolioTurnover		137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$183,848,478
# of Portfolio Holdings	372
Portfolio Turnover Rate	137%
Total Advisory Fees Paid (includes Administration Fees)	$644,481

Holdings [Text Block]

Top 5 Asset Classes (%)

Value	Value
Non-U.S. government agency obligations	34.6%
Corporate bonds	32.5%
U.S. government agency obligations	15.3%
U.S. Treasury obligations	9.1%
Short-Term Investments	3.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.250%, due 06/30/29	4.5%
China Government Bonds, 2.350%, due 02/25/34	3.9
European Union, 3.000%, due 03/04/53	3.0
Spain Government Bonds, 3.550%, due 10/31/33	2.6
Korea Treasury Bonds, 3.000%, due 09/10/24	2.4

Material Fund Change [Text Block]
C000007373
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Global Fixed Income Investments
Class Name		Class Y
Trading Symbol		PWFYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$88	0.87%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• The overweight position in agency mortgage-backed securities (MBS), held due to attractive yields and cheap valuations, contributed to performance.

• The overweight to investment-grade corporate credit, held primarily through banks, contributed over the period on the back of stronger balance sheets and improved profitability.

• Duration positioning in US securities contributed to performance over the period.

What didn’t work:

• In the second quarter of 2024, the portfolio's overweight duration positioning in United Kingdom securities, driven by attractive valuations, detracted from performance due to delayed rate cuts and persistent economic uncertainties.

• The currency overlay detracted from performance primarily driven by the sizable short positions held in US dollar and Canadian dollar against long positions held in Australian dollar, New Zealand dollar, Swedish krona, and Japanese yen.

The Fund utilized derivatives for efficient portfolio management and to hedge specific risks in the Fund. Government bond futures were used to manage duration risk as well as positioning along the yield curve. Foreign exchange forward contracts were used to hedge currency risk and to manage active currency exposures.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class Y	Bloomberg Global Aggregate Index	Bloomberg Global Aggregate ex USD 50% Hedged Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,058	$10,055	$10,017
9/30/2014	$9,854	$9,774	$9,591
10/31/2014	$9,856	$9,776	$9,526
11/30/2014	$9,848	$9,740	$9,418
12/31/2014	$9,852	$9,673	$9,304
1/31/2015	$9,823	$9,658	$9,133
2/28/2015	$9,784	$9,579	$9,062
3/31/2015	$9,715	$9,487	$8,873
4/30/2015	$9,753	$9,588	$9,065
5/31/2015	$9,580	$9,417	$8,791
6/30/2015	$9,483	$9,375	$8,799
7/31/2015	$9,500	$9,396	$8,787
8/31/2015	$9,546	$9,407	$8,818
9/30/2015	$9,564	$9,455	$8,855
10/31/2015	$9,610	$9,475	$8,884
11/30/2015	$9,395	$9,318	$8,637
12/31/2015	$9,490	$9,368	$8,744
1/31/2016	$9,488	$9,449	$8,788
2/29/2016	$9,788	$9,659	$9,094
3/31/2016	$10,177	$9,920	$9,466
4/30/2016	$10,421	$10,052	$9,659
5/31/2016	$10,133	$9,918	$9,429
6/30/2016	$10,505	$10,207	$9,788
7/31/2016	$10,633	$10,284	$9,869
8/31/2016	$10,561	$10,234	$9,789
9/30/2016	$10,627	$10,291	$9,889
10/31/2016	$10,189	$10,005	$9,459
11/30/2016	$9,618	$9,607	$8,960
12/31/2016	$9,599	$9,563	$8,874
1/31/2017	$9,691	$9,671	$9,041
2/28/2017	$9,732	$9,717	$9,067
3/31/2017	$9,746	$9,732	$9,094
4/30/2017	$9,841	$9,841	$9,224
5/31/2017	$9,986	$9,994	$9,425
6/30/2017	$9,987	$9,985	$9,417
7/31/2017	$10,160	$10,153	$9,669
8/31/2017	$10,223	$10,253	$9,773
9/30/2017	$10,153	$10,161	$9,650
10/31/2017	$10,125	$10,123	$9,578
11/30/2017	$10,229	$10,235	$9,781
12/31/2017	$10,253	$10,270	$9,807
1/31/2018	$10,359	$10,393	$10,105
2/28/2018	$10,251	$10,301	$10,019
3/31/2018	$10,345	$10,410	$10,163
4/30/2018	$10,207	$10,244	$9,932
5/31/2018	$10,057	$10,166	$9,746
6/30/2018	$10,001	$10,121	$9,678
7/31/2018	$10,006	$10,104	$9,643
8/31/2018	$9,981	$10,114	$9,613
9/30/2018	$9,933	$10,027	$9,510
10/31/2018	$9,803	$9,915	$9,378
11/30/2018	$9,777	$9,946	$9,389
12/31/2018	$9,927	$10,147	$9,597
1/31/2019	$10,120	$10,302	$9,776
2/28/2019	$10,061	$10,242	$9,673
3/31/2019	$10,192	$10,371	$9,742
4/30/2019	$10,186	$10,340	$9,683
5/31/2019	$10,307	$10,480	$9,784
6/30/2019	$10,532	$10,712	$10,075
7/31/2019	$10,472	$10,683	$10,003
8/31/2019	$10,697	$10,900	$10,162
9/30/2019	$10,595	$10,789	$10,017
10/31/2019	$10,663	$10,861	$10,113
11/30/2019	$10,571	$10,778	$9,976
12/31/2019	$10,607	$10,841	$10,085
1/31/2020	$10,729	$10,980	$10,161
2/29/2020	$10,746	$11,054	$10,141
3/31/2020	$10,496	$10,806	$9,814
4/30/2020	$10,677	$11,018	$10,015
5/31/2020	$10,732	$11,066	$10,045
6/30/2020	$10,823	$11,165	$10,147
7/31/2020	$11,255	$11,521	$10,597
8/31/2020	$11,270	$11,503	$10,628
9/30/2020	$11,210	$11,462	$10,566
10/31/2020	$11,205	$11,473	$10,615
11/30/2020	$11,489	$11,681	$10,868
12/31/2020	$11,686	$11,838	$11,104
1/31/2021	$11,578	$11,734	$10,990
2/28/2021	$11,412	$11,532	$10,777
3/31/2021	$11,233	$11,310	$10,517
4/30/2021	$11,375	$11,453	$10,687
5/31/2021	$11,472	$11,561	$10,832
6/30/2021	$11,382	$11,459	$10,613
7/31/2021	$11,503	$11,611	$10,773
8/31/2021	$11,446	$11,563	$10,707
9/30/2021	$11,257	$11,357	$10,444
10/31/2021	$11,259	$11,330	$10,404
11/30/2021	$11,232	$11,297	$10,329
12/31/2021	$11,216	$11,281	$10,321
1/31/2022	$11,031	$11,050	$10,119
2/28/2022	$10,913	$10,919	$10,007
3/31/2022	$10,625	$10,586	$9,687
4/30/2022	$10,049	$10,006	$9,025
5/31/2022	$10,051	$10,033	$9,026
6/30/2022	$9,705	$9,711	$8,620
7/31/2022	$9,880	$9,918	$8,785
8/31/2022	$9,498	$9,526	$8,347
9/30/2022	$9,036	$9,037	$7,857
10/31/2022	$8,924	$8,975	$7,846
11/30/2022	$9,420	$9,397	$8,283
12/31/2022	$9,471	$9,448	$8,392
1/31/2023	$9,801	$9,758	$8,684
2/28/2023	$9,440	$9,434	$8,337
3/31/2023	$9,668	$9,732	$8,649
4/30/2023	$9,693	$9,775	$8,673
5/31/2023	$9,494	$9,584	$8,440
6/30/2023	$9,484	$9,583	$8,462
7/31/2023	$9,548	$9,650	$8,570
8/31/2023	$9,387	$9,518	$8,401
9/30/2023	$9,089	$9,240	$8,123
10/31/2023	$8,973	$9,129	$8,049
11/30/2023	$9,421	$9,589	$8,493
12/31/2023	$9,873	$9,988	$8,872
1/31/2024	$9,719	$9,850	$8,669
2/29/2024	$9,599	$9,726	$8,566
3/31/2024	$9,665	$9,780	$8,587
4/30/2024	$9,426	$9,533	$8,364
5/31/2024	$9,556	$9,658	$8,448
6/30/2024	$9,536	$9,672	$8,405
7/31/2024	$9,827	$9,939	$8,670

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	2.92%	(1.26%)	(0.17%)
Bloomberg Global Aggregate Index	3.01%	(1.44%)	(0.06%)
Bloomberg Global Aggregate ex USD 50% Hedged Index	1.17%	(2.82%)	(1.42%)

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 183,848,478		$ 183,848,478	$ 183,848,478	$ 183,848,478	$ 183,848,478
Holdings Count | Holding		372		372	372	372	372
Advisory Fees Paid, Amount		$ 644,481
InvestmentCompanyPortfolioTurnover		137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$183,848,478
# of Portfolio Holdings	372
Portfolio Turnover Rate	137%
Total Advisory Fees Paid (includes Administration Fees)	$644,481

Holdings [Text Block]

Top 5 Asset Classes (%)

Value	Value
Non-U.S. government agency obligations	34.6%
Corporate bonds	32.5%
U.S. government agency obligations	15.3%
U.S. Treasury obligations	9.1%
Short-Term Investments	3.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.250%, due 06/30/29	4.5%
China Government Bonds, 2.350%, due 02/25/34	3.9
European Union, 3.000%, due 03/04/53	3.0
Spain Government Bonds, 3.550%, due 10/31/33	2.6
Korea Treasury Bonds, 3.000%, due 09/10/24	2.4

Material Fund Change [Text Block]
C000016533
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> High Yield Investments
Class Name		Class A
Trading Symbol		PHIAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.06%

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector overweights and security selection in recreation and travel, support services and oil field equipment and services were key contributors over the reporting period.

• Security selection in BB-rated issuers contributed to performance.

What didn’t work:

• Security selection in the packaging, specialty retail and pharmaceuticals sectors were detractors from performance.

• Security selection in B and CCC-rated issuers were detractors over the reporting period.

The Fund used foreign currency forwards for currency hedging during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class A with Load	ICE BofA Global High Yield Index (Hedged in USD)	Bloomberg US Aggregate Bond Index
7/31/2014	$9,628	$10,000	$10,000
8/31/2014	$9,742	$10,107	$10,110
9/30/2014	$9,565	$9,925	$10,042
10/31/2014	$9,625	$10,005	$10,140
11/30/2014	$9,503	$9,952	$10,212
12/31/2014	$9,324	$9,779	$10,222
1/31/2015	$9,269	$9,822	$10,436
2/28/2015	$9,509	$10,059	$10,338
3/31/2015	$9,476	$10,038	$10,386
4/30/2015	$9,595	$10,204	$10,349
5/31/2015	$9,627	$10,250	$10,324
6/30/2015	$9,444	$10,097	$10,211
7/31/2015	$9,408	$10,073	$10,282
8/31/2015	$9,246	$9,900	$10,268
9/30/2015	$8,995	$9,643	$10,337
10/31/2015	$9,235	$9,942	$10,339
11/30/2015	$9,094	$9,824	$10,311
12/31/2015	$8,910	$9,580	$10,278
1/31/2016	$8,787	$9,443	$10,420
2/29/2016	$8,833	$9,477	$10,494
3/31/2016	$9,190	$9,891	$10,590
4/30/2016	$9,501	$10,232	$10,630
5/31/2016	$9,559	$10,291	$10,633
6/30/2016	$9,615	$10,404	$10,824
7/31/2016	$9,868	$10,663	$10,893
8/31/2016	$10,100	$10,887	$10,880
9/30/2016	$10,148	$10,947	$10,874
10/31/2016	$10,207	$10,993	$10,791
11/30/2016	$10,181	$10,927	$10,535
12/31/2016	$10,378	$11,133	$10,550
1/31/2017	$10,511	$11,293	$10,571
2/28/2017	$10,675	$11,463	$10,642
3/31/2017	$10,659	$11,454	$10,636
4/30/2017	$10,769	$11,593	$10,719
5/31/2017	$10,839	$11,681	$10,801
6/30/2017	$10,801	$11,692	$10,790
7/31/2017	$10,947	$11,819	$10,837
8/31/2017	$10,952	$11,855	$10,934
9/30/2017	$11,066	$11,955	$10,882
10/31/2017	$11,145	$12,028	$10,888
11/30/2017	$11,110	$11,993	$10,874
12/31/2017	$11,154	$12,025	$10,924
1/31/2018	$11,224	$12,104	$10,798
2/28/2018	$11,138	$12,005	$10,696
3/31/2018	$11,073	$11,954	$10,764
4/30/2018	$11,154	$12,003	$10,684
5/31/2018	$11,123	$11,943	$10,761
6/30/2018	$11,118	$11,937	$10,747
7/31/2018	$11,248	$12,105	$10,750
8/31/2018	$11,253	$12,102	$10,819
9/30/2018	$11,349	$12,207	$10,749
10/31/2018	$11,144	$12,053	$10,664
11/30/2018	$10,985	$11,939	$10,728
12/31/2018	$10,807	$11,796	$10,925
1/31/2019	$11,221	$12,270	$11,041
2/28/2019	$11,389	$12,478	$11,035
3/31/2019	$11,467	$12,608	$11,247
4/30/2019	$11,614	$12,777	$11,250
5/31/2019	$11,487	$12,653	$11,449
6/30/2019	$11,719	$12,966	$11,593
7/31/2019	$11,773	$13,059	$11,619
8/31/2019	$11,763	$13,065	$11,920
9/30/2019	$11,828	$13,131	$11,856
10/31/2019	$11,840	$13,202	$11,892
11/30/2019	$11,892	$13,270	$11,886
12/31/2019	$12,128	$13,511	$11,878
1/31/2020	$12,165	$13,564	$12,106
2/29/2020	$11,969	$13,379	$12,324
3/31/2020	$10,266	$11,682	$12,251
4/30/2020	$10,700	$12,214	$12,469
5/31/2020	$11,235	$12,762	$12,527
6/30/2020	$11,474	$12,980	$12,606
7/31/2020	$11,920	$13,474	$12,795
8/31/2020	$12,143	$13,650	$12,691
9/30/2020	$12,013	$13,513	$12,684
10/31/2020	$12,071	$13,570	$12,628
11/30/2020	$12,698	$14,136	$12,752
12/31/2020	$12,999	$14,404	$12,769
1/31/2021	$13,053	$14,433	$12,678
2/28/2021	$13,145	$14,498	$12,495
3/31/2021	$13,190	$14,506	$12,338
4/30/2021	$13,364	$14,659	$12,436
5/31/2021	$13,419	$14,721	$12,477
6/30/2021	$13,564	$14,857	$12,564
7/31/2021	$13,527	$14,852	$12,705
8/31/2021	$13,622	$14,953	$12,681
9/30/2021	$13,543	$14,889	$12,571
10/31/2021	$13,408	$14,785	$12,567
11/30/2021	$13,234	$14,628	$12,604
12/31/2021	$13,439	$14,842	$12,572
1/31/2022	$13,125	$14,485	$12,301
2/28/2022	$12,892	$14,182	$12,164
3/31/2022	$12,791	$14,026	$11,826
4/30/2022	$12,390	$13,579	$11,377
5/31/2022	$12,303	$13,531	$11,451
6/30/2022	$11,416	$12,630	$11,271
7/31/2022	$11,986	$13,258	$11,547
8/31/2022	$11,827	$13,055	$11,220
9/30/2022	$11,320	$12,506	$10,735
10/31/2022	$11,525	$12,743	$10,596
11/30/2022	$11,930	$13,168	$10,986
12/31/2022	$11,899	$13,164	$10,937
1/31/2023	$12,384	$13,675	$11,273
2/28/2023	$12,234	$13,516	$10,982
3/31/2023	$12,319	$13,601	$11,260
4/30/2023	$12,408	$13,696	$11,329
5/31/2023	$12,309	$13,618	$11,205
6/30/2023	$12,519	$13,821	$11,165
7/31/2023	$12,677	$14,017	$11,158
8/31/2023	$12,685	$14,037	$11,086
9/30/2023	$12,594	$13,948	$10,805
10/31/2023	$12,446	$13,814	$10,634
11/30/2023	$12,956	$14,386	$11,116
12/31/2023	$13,397	$14,890	$11,541
1/31/2024	$13,434	$14,955	$11,510
2/29/2024	$13,502	$15,028	$11,347
3/31/2024	$13,635	$15,199	$11,452
4/30/2024	$13,515	$15,092	$11,162
5/31/2024	$13,682	$15,284	$11,352
6/30/2024	$13,814	$15,425	$11,459
7/31/2024	$14,010	$15,702	$11,727

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	10.52%	3.54%	3.82%
Class A with Load	6.32%	2.75%	3.43%
ICE BofA Global High Yield Index (Hedged in USD)	12.02%	3.75%	4.62%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 187,150,023		$ 187,150,023	$ 187,150,023	$ 187,150,023	$ 187,150,023
Holdings Count | Holding		1,490		1,490	1,490	1,490	1,490
Advisory Fees Paid, Amount		$ 883,582
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$187,150,023
# of Portfolio Holdings	1,490
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (includes Administration Fees)	$883,582

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Staples	34.3%
Energy	15.3%
Communications	11.9%
Financial	11.4%
Industrial	10.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Petroleos Mexicanos, 6.500%, due 06/02/41	0.5%
Carnival Corp., 5.750%, due 03/01/27	0.4
TransDigm, Inc., 5.500%, due 11/15/27	0.4
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4
Braskem Netherlands Finance BV, 4.500%, due 01/31/30	0.4

Material Fund Change [Text Block]
C000016537
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> High Yield Investments
Class Name		Class P
Trading Symbol		PHYPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$93	0.88%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector overweights and security selection in recreation and travel, support services and oil field equipment and services were key contributors over the reporting period.

• Security selection in BB-rated issuers contributed to performance.

What didn’t work:

• Security selection in the packaging, specialty retail and pharmaceuticals sectors were detractors from performance.

• Security selection in B and CCC-rated issuers were detractors over the reporting period.

The Fund used foreign currency forwards for currency hedging during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	ICE BofA Global High Yield Index (Hedged in USD)	Bloomberg US Aggregate Bond Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,110	$10,107	$10,110
9/30/2014	$9,928	$9,925	$10,042
10/31/2014	$9,993	$10,005	$10,140
11/30/2014	$9,869	$9,952	$10,212
12/31/2014	$9,688	$9,779	$10,222
1/31/2015	$9,633	$9,822	$10,436
2/28/2015	$9,884	$10,059	$10,338
3/31/2015	$9,850	$10,038	$10,386
4/30/2015	$9,976	$10,204	$10,349
5/31/2015	$10,010	$10,250	$10,324
6/30/2015	$9,822	$10,097	$10,211
7/31/2015	$9,786	$10,073	$10,282
8/31/2015	$9,619	$9,900	$10,268
9/30/2015	$9,360	$9,643	$10,337
10/31/2015	$9,610	$9,942	$10,339
11/30/2015	$9,465	$9,824	$10,311
12/31/2015	$9,266	$9,580	$10,278
1/31/2016	$9,149	$9,443	$10,420
2/29/2016	$9,198	$9,477	$10,494
3/31/2016	$9,571	$9,891	$10,590
4/30/2016	$9,894	$10,232	$10,630
5/31/2016	$9,955	$10,291	$10,633
6/30/2016	$10,015	$10,404	$10,824
7/31/2016	$10,278	$10,663	$10,893
8/31/2016	$10,521	$10,887	$10,880
9/30/2016	$10,584	$10,947	$10,874
10/31/2016	$10,635	$10,993	$10,791
11/30/2016	$10,620	$10,927	$10,535
12/31/2016	$10,815	$11,133	$10,550
1/31/2017	$10,967	$11,293	$10,571
2/28/2017	$11,127	$11,463	$10,642
3/31/2017	$11,112	$11,454	$10,636
4/30/2017	$11,238	$11,593	$10,719
5/31/2017	$11,302	$11,681	$10,801
6/30/2017	$11,274	$11,692	$10,790
7/31/2017	$11,416	$11,819	$10,837
8/31/2017	$11,423	$11,855	$10,934
9/30/2017	$11,555	$11,955	$10,882
10/31/2017	$11,626	$12,028	$10,888
11/30/2017	$11,592	$11,993	$10,874
12/31/2017	$11,640	$12,025	$10,924
1/31/2018	$11,726	$12,104	$10,798
2/28/2018	$11,627	$12,005	$10,696
3/31/2018	$11,562	$11,954	$10,764
4/30/2018	$11,649	$12,003	$10,684
5/31/2018	$11,620	$11,943	$10,761
6/30/2018	$11,617	$11,937	$10,747
7/31/2018	$11,754	$12,105	$10,750
8/31/2018	$11,762	$12,102	$10,819
9/30/2018	$11,865	$12,207	$10,749
10/31/2018	$11,653	$12,053	$10,664
11/30/2018	$11,489	$11,939	$10,728
12/31/2018	$11,305	$11,796	$10,925
1/31/2019	$11,740	$12,270	$11,041
2/28/2019	$11,918	$12,478	$11,035
3/31/2019	$11,989	$12,608	$11,247
4/30/2019	$12,158	$12,777	$11,250
5/31/2019	$12,015	$12,653	$11,449
6/30/2019	$12,260	$12,966	$11,593
7/31/2019	$12,319	$13,059	$11,619
8/31/2019	$12,312	$13,065	$11,920
9/30/2019	$12,382	$13,131	$11,856
10/31/2019	$12,398	$13,202	$11,892
11/30/2019	$12,454	$13,270	$11,886
12/31/2019	$12,704	$13,511	$11,878
1/31/2020	$12,745	$13,564	$12,106
2/29/2020	$12,543	$13,379	$12,324
3/31/2020	$10,750	$11,682	$12,251
4/30/2020	$11,220	$12,214	$12,469
5/31/2020	$11,769	$12,762	$12,527
6/30/2020	$12,022	$12,980	$12,606
7/31/2020	$12,491	$13,474	$12,795
8/31/2020	$12,728	$13,650	$12,691
9/30/2020	$12,608	$13,513	$12,684
10/31/2020	$12,658	$13,570	$12,628
11/30/2020	$13,318	$14,136	$12,752
12/31/2020	$13,623	$14,404	$12,769
1/31/2021	$13,696	$14,433	$12,678
2/28/2021	$13,796	$14,498	$12,495
3/31/2021	$13,847	$14,506	$12,338
4/30/2021	$14,033	$14,659	$12,436
5/31/2021	$14,094	$14,721	$12,477
6/30/2021	$14,235	$14,857	$12,564
7/31/2021	$14,213	$14,852	$12,705
8/31/2021	$14,302	$14,953	$12,681
9/30/2021	$14,222	$14,889	$12,571
10/31/2021	$14,083	$14,785	$12,567
11/30/2021	$13,903	$14,628	$12,604
12/31/2021	$14,121	$14,842	$12,572
1/31/2022	$13,794	$14,485	$12,301
2/28/2022	$13,551	$14,182	$12,164
3/31/2022	$13,448	$14,026	$11,826
4/30/2022	$13,029	$13,579	$11,377
5/31/2022	$12,925	$13,531	$11,451
6/30/2022	$11,994	$12,630	$11,271
7/31/2022	$12,611	$13,258	$11,547
8/31/2022	$12,431	$13,055	$11,220
9/30/2022	$11,899	$12,506	$10,735
10/31/2022	$12,133	$12,743	$10,596
11/30/2022	$12,545	$13,168	$10,986
12/31/2022	$12,516	$13,164	$10,937
1/31/2023	$13,029	$13,675	$11,273
2/28/2023	$12,873	$13,516	$10,982
3/31/2023	$12,966	$13,601	$11,260
4/30/2023	$13,061	$13,696	$11,329
5/31/2023	$12,960	$13,618	$11,205
6/30/2023	$13,168	$13,821	$11,165
7/31/2023	$13,354	$14,017	$11,158
8/31/2023	$13,365	$14,037	$11,086
9/30/2023	$13,255	$13,948	$10,805
10/31/2023	$13,102	$13,814	$10,634
11/30/2023	$13,644	$14,386	$11,116
12/31/2023	$14,113	$14,890	$11,541
1/31/2024	$14,171	$14,955	$11,510
2/29/2024	$14,229	$15,028	$11,347
3/31/2024	$14,373	$15,199	$11,452
4/30/2024	$14,250	$15,092	$11,162
5/31/2024	$14,429	$15,284	$11,352
6/30/2024	$14,555	$15,425	$11,459
7/31/2024	$14,782	$15,702	$11,727

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class P	10.70%	3.71%	3.99%
ICE BofA Global High Yield Index (Hedged in USD)	12.02%	3.75%	4.62%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date			Jul. 31, 2023
AssetsNet		$ 187,150,023		$ 187,150,023	$ 187,150,023	$ 187,150,023	$ 187,150,023
Holdings Count | Holding		1,490		1,490	1,490	1,490	1,490
Advisory Fees Paid, Amount		$ 883,582
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$187,150,023
# of Portfolio Holdings	1,490
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (includes Administration Fees)	$883,582

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Staples	34.3%
Energy	15.3%
Communications	11.9%
Financial	11.4%
Industrial	10.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Petroleos Mexicanos, 6.500%, due 06/02/41	0.5%
Carnival Corp., 5.750%, due 03/01/27	0.4
TransDigm, Inc., 5.500%, due 11/15/27	0.4
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4
Braskem Netherlands Finance BV, 4.500%, due 01/31/30	0.4

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.

Effective August 1, 2023, the expense cap for the Fund’s Class P shares was lowered from 0.91% so that the Fund’s ordinary total operating expenses through November 30, 2024 (excluding dividend expense, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings, and extraordinary expenses) would not exceed 0.88%.

Material Fund Change Expenses [Text Block]

Effective August 1, 2023, the expense cap for the Fund’s Class P shares was lowered from 0.91% so that the Fund’s ordinary total operating expenses through November 30, 2024 (excluding dividend expense, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings, and extraordinary expenses) would not exceed 0.88%.

Summary of Change Legend [Text Block]		The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.
C000228113
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> High Yield Investments
Class Name		Class P2
Trading Symbol		PHDTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$61	0.58%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector overweights and security selection in recreation and travel, support services and oil field equipment and services were key contributors over the reporting period.

• Security selection in BB-rated issuers contributed to performance.

What didn’t work:

• Security selection in the packaging, specialty retail and pharmaceuticals sectors were detractors from performance.

• Security selection in B and CCC-rated issuers were detractors over the reporting period.

The Fund used foreign currency forwards for currency hedging during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P2	ICE BofA Global High Yield Index (Hedged in USD)	Bloomberg US Aggregate Bond Index
9/30/2021	$9,921	$9,931	$9,906
10/31/2021	$9,809	$9,862	$9,904
11/30/2021	$9,678	$9,757	$9,933
12/31/2021	$9,830	$9,900	$9,908
1/31/2022	$9,601	$9,662	$9,694
2/28/2022	$9,443	$9,460	$9,586
3/31/2022	$9,378	$9,356	$9,320
4/30/2022	$9,084	$9,058	$8,966
5/31/2022	$9,018	$9,026	$9,024
6/30/2022	$8,378	$8,425	$8,882
7/31/2022	$8,804	$8,844	$9,099
8/31/2022	$8,690	$8,708	$8,842
9/30/2022	$8,321	$8,342	$8,460
10/31/2022	$8,483	$8,500	$8,351
11/30/2022	$8,780	$8,784	$8,658
12/31/2022	$8,771	$8,781	$8,619
1/31/2023	$9,127	$9,122	$8,884
2/28/2023	$9,018	$9,016	$8,654
3/31/2023	$9,076	$9,072	$8,874
4/30/2023	$9,140	$9,136	$8,928
5/31/2023	$9,078	$9,084	$8,830
6/30/2023	$9,231	$9,219	$8,799
7/31/2023	$9,357	$9,350	$8,793
8/31/2023	$9,374	$9,363	$8,737
9/30/2023	$9,307	$9,304	$8,515
10/31/2023	$9,198	$9,214	$8,380
11/30/2023	$9,570	$9,596	$8,760
12/31/2023	$9,903	$9,932	$9,095
1/31/2024	$9,940	$9,976	$9,070
2/29/2024	$10,000	$10,024	$8,942
3/31/2024	$10,097	$10,138	$9,025
4/30/2024	$10,021	$10,067	$8,797
5/31/2024	$10,142	$10,195	$8,946
6/30/2024	$10,237	$10,289	$9,030
7/31/2024	$10,391	$10,474	$9,241

Average Annual Return [Table Text Block]
	1 Year	Since Inception 9/16/21
Class P2	11.05%	1.35%
ICE BofA Global High Yield Index (Hedged in USD)	12.02%	1.63%
Bloomberg US Aggregate Bond Index	5.10%	(2.71%)

Performance Inception Date							Sep. 16, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 187,150,023		$ 187,150,023	$ 187,150,023	$ 187,150,023	$ 187,150,023
Holdings Count | Holding		1,490		1,490	1,490	1,490	1,490
Advisory Fees Paid, Amount		$ 883,582
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$187,150,023
# of Portfolio Holdings	1,490
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (includes Administration Fees)	$883,582

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Staples	34.3%
Energy	15.3%
Communications	11.9%
Financial	11.4%
Industrial	10.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Petroleos Mexicanos, 6.500%, due 06/02/41	0.5%
Carnival Corp., 5.750%, due 03/01/27	0.4
TransDigm, Inc., 5.500%, due 11/15/27	0.4
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4
Braskem Netherlands Finance BV, 4.500%, due 01/31/30	0.4

Material Fund Change [Text Block]
C000016536
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> High Yield Investments
Class Name		Class Y
Trading Symbol		PHDYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$93	0.88%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector overweights and security selection in recreation and travel, support services and oil field equipment and services were key contributors over the reporting period.

• Security selection in BB-rated issuers contributed to performance.

What didn’t work:

• Security selection in the packaging, specialty retail and pharmaceuticals sectors were detractors from performance.

• Security selection in B and CCC-rated issuers were detractors over the reporting period.

The Fund used foreign currency forwards for currency hedging during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class Y	ICE BofA Global High Yield Index (Hedged in USD)	Bloomberg US Aggregate Bond Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,120	$10,107	$10,110
9/30/2014	$9,929	$9,925	$10,042
10/31/2014	$10,003	$10,005	$10,140
11/30/2014	$9,869	$9,952	$10,212
12/31/2014	$9,689	$9,779	$10,222
1/31/2015	$9,634	$9,822	$10,436
2/28/2015	$9,884	$10,059	$10,338
3/31/2015	$9,852	$10,038	$10,386
4/30/2015	$9,977	$10,204	$10,349
5/31/2015	$10,011	$10,250	$10,324
6/30/2015	$9,833	$10,097	$10,211
7/31/2015	$9,787	$10,073	$10,282
8/31/2015	$9,621	$9,900	$10,268
9/30/2015	$9,363	$9,643	$10,337
10/31/2015	$9,613	$9,942	$10,339
11/30/2015	$9,469	$9,824	$10,311
12/31/2015	$9,280	$9,580	$10,278
1/31/2016	$9,154	$9,443	$10,420
2/29/2016	$9,204	$9,477	$10,494
3/31/2016	$9,587	$9,891	$10,590
4/30/2016	$9,901	$10,232	$10,630
5/31/2016	$9,963	$10,291	$10,633
6/30/2016	$10,023	$10,404	$10,824
7/31/2016	$10,287	$10,663	$10,893
8/31/2016	$10,541	$10,887	$10,880
9/30/2016	$10,593	$10,947	$10,874
10/31/2016	$10,655	$10,993	$10,791
11/30/2016	$10,630	$10,927	$10,535
12/31/2016	$10,825	$11,133	$10,550
1/31/2017	$10,977	$11,293	$10,571
2/28/2017	$11,148	$11,463	$10,642
3/31/2017	$11,134	$11,454	$10,636
4/30/2017	$11,249	$11,593	$10,719
5/31/2017	$11,313	$11,681	$10,801
6/30/2017	$11,287	$11,692	$10,790
7/31/2017	$11,441	$11,819	$10,837
8/31/2017	$11,437	$11,855	$10,934
9/30/2017	$11,569	$11,955	$10,882
10/31/2017	$11,653	$12,028	$10,888
11/30/2017	$11,620	$11,993	$10,874
12/31/2017	$11,668	$12,025	$10,924
1/31/2018	$11,743	$12,104	$10,798
2/28/2018	$11,655	$12,005	$10,696
3/31/2018	$11,589	$11,954	$10,764
4/30/2018	$11,675	$12,003	$10,684
5/31/2018	$11,645	$11,943	$10,761
6/30/2018	$11,652	$11,937	$10,747
7/31/2018	$11,791	$12,105	$10,750
8/31/2018	$11,798	$12,102	$10,819
9/30/2018	$11,889	$12,207	$10,749
10/31/2018	$11,689	$12,053	$10,664
11/30/2018	$11,513	$11,939	$10,728
12/31/2018	$11,329	$11,796	$10,925
1/31/2019	$11,776	$12,270	$11,041
2/28/2019	$11,942	$12,478	$11,035
3/31/2019	$12,026	$12,608	$11,247
4/30/2019	$12,194	$12,777	$11,250
5/31/2019	$12,052	$12,653	$11,449
6/30/2019	$12,296	$12,966	$11,593
7/31/2019	$12,355	$13,059	$11,619
8/31/2019	$12,361	$13,065	$11,920
9/30/2019	$12,417	$13,131	$11,856
10/31/2019	$12,433	$13,202	$11,892
11/30/2019	$12,490	$13,270	$11,886
12/31/2019	$12,740	$13,511	$11,878
1/31/2020	$12,781	$13,564	$12,106
2/29/2020	$12,578	$13,379	$12,324
3/31/2020	$10,786	$11,682	$12,251
4/30/2020	$11,256	$12,214	$12,469
5/31/2020	$11,817	$12,762	$12,527
6/30/2020	$12,079	$12,980	$12,606
7/31/2020	$12,539	$13,474	$12,795
8/31/2020	$12,763	$13,650	$12,691
9/30/2020	$12,642	$13,513	$12,684
10/31/2020	$12,692	$13,570	$12,628
11/30/2020	$13,364	$14,136	$12,752
12/31/2020	$13,683	$14,404	$12,769
1/31/2021	$13,743	$14,433	$12,678
2/28/2021	$13,842	$14,498	$12,495
3/31/2021	$13,893	$14,506	$12,338
4/30/2021	$14,078	$14,659	$12,436
5/31/2021	$14,139	$14,721	$12,477
6/30/2021	$14,295	$14,857	$12,564
7/31/2021	$14,258	$14,852	$12,705
8/31/2021	$14,347	$14,953	$12,681
9/30/2021	$14,281	$14,889	$12,571
10/31/2021	$14,143	$14,785	$12,567
11/30/2021	$13,963	$14,628	$12,604
12/31/2021	$14,167	$14,842	$12,572
1/31/2022	$13,854	$14,485	$12,301
2/28/2022	$13,612	$14,182	$12,164
3/31/2022	$13,510	$14,026	$11,826
4/30/2022	$13,076	$13,579	$11,377
5/31/2022	$12,987	$13,531	$11,451
6/30/2022	$12,043	$12,630	$11,271
7/31/2022	$12,659	$13,258	$11,547
8/31/2022	$12,480	$13,055	$11,220
9/30/2022	$11,949	$12,506	$10,735
10/31/2022	$12,183	$12,743	$10,596
11/30/2022	$12,610	$13,168	$10,986
12/31/2022	$12,566	$13,164	$10,937
1/31/2023	$13,078	$13,675	$11,273
2/28/2023	$12,938	$13,516	$10,982
3/31/2023	$13,016	$13,601	$11,260
4/30/2023	$13,112	$13,696	$11,329
5/31/2023	$13,010	$13,618	$11,205
6/30/2023	$13,234	$13,821	$11,165
7/31/2023	$13,404	$14,017	$11,158
8/31/2023	$13,415	$14,037	$11,086
9/30/2023	$13,321	$13,948	$10,805
10/31/2023	$13,169	$13,814	$10,634
11/30/2023	$13,709	$14,386	$11,116
12/31/2023	$14,177	$14,890	$11,541
1/31/2024	$14,218	$14,955	$11,510
2/29/2024	$14,293	$15,028	$11,347
3/31/2024	$14,437	$15,199	$11,452
4/30/2024	$14,314	$15,092	$11,162
5/31/2024	$14,493	$15,284	$11,352
6/30/2024	$14,618	$15,425	$11,459
7/31/2024	$14,845	$15,702	$11,727

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	10.75%	3.74%	4.03%
ICE BofA Global High Yield Index (Hedged in USD)	12.02%	3.75%	4.62%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 187,150,023		$ 187,150,023	$ 187,150,023	$ 187,150,023	$ 187,150,023
Holdings Count | Holding		1,490		1,490	1,490	1,490	1,490
Advisory Fees Paid, Amount		$ 883,582
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$187,150,023
# of Portfolio Holdings	1,490
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (includes Administration Fees)	$883,582

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Staples	34.3%
Energy	15.3%
Communications	11.9%
Financial	11.4%
Industrial	10.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Petroleos Mexicanos, 6.500%, due 06/02/41	0.5%
Carnival Corp., 5.750%, due 03/01/27	0.4
TransDigm, Inc., 5.500%, due 11/15/27	0.4
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4
Braskem Netherlands Finance BV, 4.500%, due 01/31/30	0.4

Material Fund Change [Text Block]
C000007355
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Intermediate Fixed Income Investments
Class Name		Class A
Trading Symbol		PIFAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.86%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Portfolio sector and rating emphases had the largest contribution to relative returns with investment grade debt issued by banks being one of the top contributors.

• The portfolio’s duration and yield curve profile contributed to results over the reporting period.

• The portfolio was allocated to several strong-performing segments of the market, including corporate loans, asset-backed securities (ABS), high yield corporate bonds, commercial mortgage-backed securities (CMBS), and investment-grade corporate bonds.

What didn’t work:

• Relative selection results were weakest in investment-grade corporate bonds issued by banks, electric utilities, and specialty real estate investment trusts (REITs).

• Some CMBS single asset single borrower (SASB) names detracted from performance.

During the reporting period, the Fund owned US Treasury futures to help manage duration.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class A with Load	Bloomberg US Aggregate Bond Index
7/31/2014	$9,625	$10,000
8/31/2014	$9,675	$10,110
9/30/2014	$9,622	$10,042
10/31/2014	$9,679	$10,140
11/30/2014	$9,704	$10,212
12/31/2014	$9,663	$10,222
1/31/2015	$9,782	$10,436
2/28/2015	$9,752	$10,338
3/31/2015	$9,786	$10,386
4/30/2015	$9,795	$10,349
5/31/2015	$9,799	$10,324
6/30/2015	$9,755	$10,211
7/31/2015	$9,783	$10,282
8/31/2015	$9,756	$10,268
9/30/2015	$9,792	$10,337
10/31/2015	$9,803	$10,339
11/30/2015	$9,759	$10,311
12/31/2015	$9,720	$10,278
1/31/2016	$9,803	$10,420
2/29/2016	$9,815	$10,494
3/31/2016	$9,891	$10,590
4/30/2016	$9,925	$10,630
5/31/2016	$9,920	$10,633
6/30/2016	$10,027	$10,824
7/31/2016	$10,062	$10,893
8/31/2016	$10,039	$10,880
9/30/2016	$10,057	$10,874
10/31/2016	$10,035	$10,791
11/30/2016	$9,891	$10,535
12/31/2016	$9,900	$10,550
1/31/2017	$9,918	$10,571
2/28/2017	$9,962	$10,642
3/31/2017	$9,972	$10,636
4/30/2017	$10,040	$10,719
5/31/2017	$10,113	$10,801
6/30/2017	$10,104	$10,790
7/31/2017	$10,145	$10,837
8/31/2017	$10,228	$10,934
9/30/2017	$10,178	$10,882
10/31/2017	$10,172	$10,888
11/30/2017	$10,156	$10,874
12/31/2017	$10,198	$10,924
1/31/2018	$10,071	$10,798
2/28/2018	$9,964	$10,696
3/31/2018	$10,008	$10,764
4/30/2018	$9,936	$10,684
5/31/2018	$9,998	$10,761
6/30/2018	$9,978	$10,747
7/31/2018	$10,000	$10,750
8/31/2018	$10,038	$10,819
9/30/2018	$9,983	$10,749
10/31/2018	$9,896	$10,664
11/30/2018	$9,935	$10,728
12/31/2018	$10,087	$10,925
1/31/2019	$10,228	$11,041
2/28/2019	$10,234	$11,035
3/31/2019	$10,428	$11,247
4/30/2019	$10,416	$11,250
5/31/2019	$10,577	$11,449
6/30/2019	$10,702	$11,593
7/31/2019	$10,733	$11,619
8/31/2019	$10,969	$11,920
9/30/2019	$10,920	$11,856
10/31/2019	$10,948	$11,892
11/30/2019	$10,949	$11,886
12/31/2019	$10,925	$11,878
1/31/2020	$11,135	$12,106
2/29/2020	$11,286	$12,324
3/31/2020	$11,091	$12,251
4/30/2020	$11,355	$12,469
5/31/2020	$11,461	$12,527
6/30/2020	$11,574	$12,606
7/31/2020	$11,765	$12,795
8/31/2020	$11,680	$12,691
9/30/2020	$11,673	$12,684
10/31/2020	$11,627	$12,628
11/30/2020	$11,749	$12,752
12/31/2020	$11,774	$12,769
1/31/2021	$11,696	$12,678
2/28/2021	$11,521	$12,495
3/31/2021	$11,357	$12,338
4/30/2021	$11,459	$12,436
5/31/2021	$11,469	$12,477
6/30/2021	$11,561	$12,564
7/31/2021	$11,680	$12,705
8/31/2021	$11,662	$12,681
9/30/2021	$11,570	$12,571
10/31/2021	$11,553	$12,567
11/30/2021	$11,552	$12,604
12/31/2021	$11,528	$12,572
1/31/2022	$11,286	$12,301
2/28/2022	$11,129	$12,164
3/31/2022	$10,826	$11,826
4/30/2022	$10,380	$11,377
5/31/2022	$10,442	$11,451
6/30/2022	$10,235	$11,271
7/31/2022	$10,503	$11,547
8/31/2022	$10,194	$11,220
9/30/2022	$9,785	$10,735
10/31/2022	$9,662	$10,596
11/30/2022	$10,008	$10,986
12/31/2022	$9,959	$10,937
1/31/2023	$10,333	$11,273
2/28/2023	$10,081	$10,982
3/31/2023	$10,252	$11,260
4/30/2023	$10,345	$11,329
5/31/2023	$10,217	$11,205
6/30/2023	$10,222	$11,165
7/31/2023	$10,263	$11,158
8/31/2023	$10,224	$11,086
9/30/2023	$9,992	$10,805
10/31/2023	$9,834	$10,634
11/30/2023	$10,290	$11,116
12/31/2023	$10,722	$11,541
1/31/2024	$10,734	$11,510
2/29/2024	$10,641	$11,347
3/31/2024	$10,763	$11,452
4/30/2024	$10,529	$11,162
5/31/2024	$10,713	$11,352
6/30/2024	$10,833	$11,459
7/31/2024	$11,044	$11,727

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	7.61%	0.57%	1.39%
Class A with Load	3.55%	(0.19%)	1.00%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 206,180,269		$ 206,180,269	$ 206,180,269	$ 206,180,269	$ 206,180,269
Holdings Count | Holding		242		242	242	242	242
Advisory Fees Paid, Amount		$ 573,433
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$206,180,269
# of Portfolio Holdings	242
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (includes Administration Fees)	$573,433

Holdings [Text Block]

Top 5 Asset Classes (%)

Value	Value
Corporate bonds	43.6%
Asset-backed securities	24.0%
Loan assignments	11.8%
Mortgage-backed securities	11.3%
U.S. Treasury obligations	4.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.125%, due 03/31/29	2.7%
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.3
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49 (5 yr. CMT + 3.582%)	1.2
Blackstone Mortgage Trust, Inc., 3.750%, due 01/15/27	1.2
Regional Management Issuance Trust, Series 2022-2B, Class B, 8.510%, due 11/17/32	1.2

Material Fund Change [Text Block]
C000007354
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Intermediate Fixed Income Investments
Class Name		Class P
Trading Symbol		PCIFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$63	0.61%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Portfolio sector and rating emphases had the largest contribution to relative returns with investment grade debt issued by banks being one of the top contributors.

• The portfolio’s duration and yield curve profile contributed to results over the reporting period.

• The portfolio was allocated to several strong-performing segments of the market, including corporate loans, asset-backed securities (ABS), high yield corporate bonds, commercial mortgage-backed securities (CMBS), and investment-grade corporate bonds.

What didn’t work:

• Relative selection results were weakest in investment-grade corporate bonds issued by banks, electric utilities, and specialty real estate investment trusts (REITs).

• Some CMBS single asset single borrower (SASB) names detracted from performance.

During the reporting period, the Fund owned US Treasury futures to help manage duration.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg US Aggregate Bond Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,062	$10,110
9/30/2014	$10,001	$10,042
10/31/2014	$10,062	$10,140
11/30/2014	$10,090	$10,212
12/31/2014	$10,050	$10,222
1/31/2015	$10,176	$10,436
2/28/2015	$10,147	$10,338
3/31/2015	$10,192	$10,386
4/30/2015	$10,196	$10,349
5/31/2015	$10,202	$10,324
6/30/2015	$10,159	$10,211
7/31/2015	$10,190	$10,282
8/31/2015	$10,164	$10,268
9/30/2015	$10,204	$10,337
10/31/2015	$10,217	$10,339
11/30/2015	$10,174	$10,311
12/31/2015	$10,135	$10,278
1/31/2016	$10,224	$10,420
2/29/2016	$10,239	$10,494
3/31/2016	$10,328	$10,590
4/30/2016	$10,358	$10,630
5/31/2016	$10,346	$10,633
6/30/2016	$10,477	$10,824
7/31/2016	$10,507	$10,893
8/31/2016	$10,485	$10,880
9/30/2016	$10,515	$10,874
10/31/2016	$10,486	$10,791
11/30/2016	$10,337	$10,535
12/31/2016	$10,349	$10,550
1/31/2017	$10,379	$10,571
2/28/2017	$10,418	$10,642
3/31/2017	$10,431	$10,636
4/30/2017	$10,504	$10,719
5/31/2017	$10,582	$10,801
6/30/2017	$10,575	$10,790
7/31/2017	$10,621	$10,837
8/31/2017	$10,709	$10,934
9/30/2017	$10,660	$10,882
10/31/2017	$10,656	$10,888
11/30/2017	$10,641	$10,874
12/31/2017	$10,687	$10,924
1/31/2018	$10,557	$10,798
2/28/2018	$10,447	$10,696
3/31/2018	$10,504	$10,764
4/30/2018	$10,430	$10,684
5/31/2018	$10,488	$10,761
6/30/2018	$10,476	$10,747
7/31/2018	$10,493	$10,750
8/31/2018	$10,543	$10,819
9/30/2018	$10,489	$10,749
10/31/2018	$10,390	$10,664
11/30/2018	$10,433	$10,728
12/31/2018	$10,595	$10,925
1/31/2019	$10,746	$11,041
2/28/2019	$10,754	$11,035
3/31/2019	$10,969	$11,247
4/30/2019	$10,959	$11,250
5/31/2019	$11,130	$11,449
6/30/2019	$11,265	$11,593
7/31/2019	$11,290	$11,619
8/31/2019	$11,540	$11,920
9/30/2019	$11,491	$11,856
10/31/2019	$11,533	$11,892
11/30/2019	$11,536	$11,886
12/31/2019	$11,513	$11,878
1/31/2020	$11,737	$12,106
2/29/2020	$11,898	$12,324
3/31/2020	$11,686	$12,251
4/30/2020	$11,976	$12,469
5/31/2020	$12,090	$12,527
6/30/2020	$12,202	$12,606
7/31/2020	$12,406	$12,795
8/31/2020	$12,329	$12,691
9/30/2020	$12,315	$12,684
10/31/2020	$12,269	$12,628
11/30/2020	$12,409	$12,752
12/31/2020	$12,438	$12,769
1/31/2021	$12,350	$12,678
2/28/2021	$12,177	$12,495
3/31/2021	$12,005	$12,338
4/30/2021	$12,116	$12,436
5/31/2021	$12,129	$12,477
6/30/2021	$12,219	$12,564
7/31/2021	$12,358	$12,705
8/31/2021	$12,341	$12,681
9/30/2021	$12,237	$12,571
10/31/2021	$12,221	$12,567
11/30/2021	$12,233	$12,604
12/31/2021	$12,210	$12,572
1/31/2022	$11,946	$12,301
2/28/2022	$11,783	$12,164
3/31/2022	$11,464	$11,826
4/30/2022	$11,004	$11,377
5/31/2022	$11,062	$11,451
6/30/2022	$10,845	$11,271
7/31/2022	$11,132	$11,547
8/31/2022	$10,816	$11,220
9/30/2022	$10,375	$10,735
10/31/2022	$10,247	$10,596
11/30/2022	$10,617	$10,986
12/31/2022	$10,577	$10,937
1/31/2023	$10,976	$11,273
2/28/2023	$10,700	$10,982
3/31/2023	$10,884	$11,260
4/30/2023	$10,995	$11,329
5/31/2023	$10,852	$11,205
6/30/2023	$10,860	$11,165
7/31/2023	$10,905	$11,158
8/31/2023	$10,865	$11,086
9/30/2023	$10,632	$10,805
10/31/2023	$10,466	$10,634
11/30/2023	$10,953	$11,116
12/31/2023	$11,404	$11,541
1/31/2024	$11,420	$11,510
2/29/2024	$11,323	$11,347
3/31/2024	$11,467	$11,452
4/30/2024	$11,209	$11,162
5/31/2024	$11,407	$11,352
6/30/2024	$11,537	$11,459
7/31/2024	$11,765	$11,727

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class P	7.88%	0.83%	1.64%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 206,180,269		$ 206,180,269	$ 206,180,269	$ 206,180,269	$ 206,180,269
Holdings Count | Holding		242		242	242	242	242
Advisory Fees Paid, Amount		$ 573,433
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$206,180,269
# of Portfolio Holdings	242
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (includes Administration Fees)	$573,433

Holdings [Text Block]

Top 5 Asset Classes (%)

Value	Value
Corporate bonds	43.6%
Asset-backed securities	24.0%
Loan assignments	11.8%
Mortgage-backed securities	11.3%
U.S. Treasury obligations	4.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.125%, due 03/31/29	2.7%
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.3
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49 (5 yr. CMT + 3.582%)	1.2
Blackstone Mortgage Trust, Inc., 3.750%, due 01/15/27	1.2
Regional Management Issuance Trust, Series 2022-2B, Class B, 8.510%, due 11/17/32	1.2

Material Fund Change [Text Block]
C000007358
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Intermediate Fixed Income Investments
Class Name		Class Y
Trading Symbol		PIFYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$63	0.61%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Portfolio sector and rating emphases had the largest contribution to relative returns with investment grade debt issued by banks being one of the top contributors.

• The portfolio’s duration and yield curve profile contributed to results over the reporting period.

• The portfolio was allocated to several strong-performing segments of the market, including corporate loans, asset-backed securities (ABS), high yield corporate bonds, commercial mortgage-backed securities (CMBS), and investment-grade corporate bonds.

What didn’t work:

• Relative selection results were weakest in investment-grade corporate bonds issued by banks, electric utilities, and specialty real estate investment trusts (REITs).

• Some CMBS single asset single borrower (SASB) names detracted from performance.

During the reporting period, the Fund owned US Treasury futures to help manage duration.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class Y	Bloomberg US Aggregate Bond Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,054	$10,110
9/30/2014	$10,001	$10,042
10/31/2014	$10,062	$10,140
11/30/2014	$10,090	$10,212
12/31/2014	$10,050	$10,222
1/31/2015	$10,176	$10,436
2/28/2015	$10,147	$10,338
3/31/2015	$10,184	$10,386
4/30/2015	$10,196	$10,349
5/31/2015	$10,202	$10,324
6/30/2015	$10,159	$10,211
7/31/2015	$10,190	$10,282
8/31/2015	$10,164	$10,268
9/30/2015	$10,204	$10,337
10/31/2015	$10,217	$10,339
11/30/2015	$10,174	$10,311
12/31/2015	$10,127	$10,278
1/31/2016	$10,224	$10,420
2/29/2016	$10,239	$10,494
3/31/2016	$10,320	$10,590
4/30/2016	$10,358	$10,630
5/31/2016	$10,346	$10,633
6/30/2016	$10,469	$10,824
7/31/2016	$10,507	$10,893
8/31/2016	$10,486	$10,880
9/30/2016	$10,507	$10,874
10/31/2016	$10,477	$10,791
11/30/2016	$10,338	$10,535
12/31/2016	$10,341	$10,550
1/31/2017	$10,371	$10,571
2/28/2017	$10,418	$10,642
3/31/2017	$10,431	$10,636
4/30/2017	$10,505	$10,719
5/31/2017	$10,582	$10,801
6/30/2017	$10,576	$10,790
7/31/2017	$10,621	$10,837
8/31/2017	$10,709	$10,934
9/30/2017	$10,660	$10,882
10/31/2017	$10,656	$10,888
11/30/2017	$10,632	$10,874
12/31/2017	$10,687	$10,924
1/31/2018	$10,557	$10,798
2/28/2018	$10,447	$10,696
3/31/2018	$10,495	$10,764
4/30/2018	$10,421	$10,684
5/31/2018	$10,480	$10,761
6/30/2018	$10,477	$10,747
7/31/2018	$10,494	$10,750
8/31/2018	$10,536	$10,819
9/30/2018	$10,481	$10,749
10/31/2018	$10,391	$10,664
11/30/2018	$10,434	$10,728
12/31/2018	$10,596	$10,925
1/31/2019	$10,747	$11,041
2/28/2019	$10,755	$11,035
3/31/2019	$10,961	$11,247
4/30/2019	$10,960	$11,250
5/31/2019	$11,123	$11,449
6/30/2019	$11,257	$11,593
7/31/2019	$11,292	$11,619
8/31/2019	$11,542	$11,920
9/30/2019	$11,493	$11,856
10/31/2019	$11,525	$11,892
11/30/2019	$11,529	$11,886
12/31/2019	$11,505	$11,878
1/31/2020	$11,729	$12,106
2/29/2020	$11,890	$12,324
3/31/2020	$11,688	$12,251
4/30/2020	$11,968	$12,469
5/31/2020	$12,092	$12,527
6/30/2020	$12,204	$12,606
7/31/2020	$12,408	$12,795
8/31/2020	$12,321	$12,691
9/30/2020	$12,316	$12,684
10/31/2020	$12,271	$12,628
11/30/2020	$12,401	$12,752
12/31/2020	$12,430	$12,769
1/31/2021	$12,352	$12,678
2/28/2021	$12,169	$12,495
3/31/2021	$11,998	$12,338
4/30/2021	$12,109	$12,436
5/31/2021	$12,121	$12,477
6/30/2021	$12,221	$12,564
7/31/2021	$12,350	$12,705
8/31/2021	$12,333	$12,681
9/30/2021	$12,239	$12,571
10/31/2021	$12,223	$12,567
11/30/2021	$12,225	$12,604
12/31/2021	$12,202	$12,572
1/31/2022	$11,948	$12,301
2/28/2022	$11,784	$12,164
3/31/2022	$11,456	$11,826
4/30/2022	$10,996	$11,377
5/31/2022	$11,054	$11,451
6/30/2022	$10,847	$11,271
7/31/2022	$11,133	$11,547
8/31/2022	$10,808	$11,220
9/30/2022	$10,377	$10,735
10/31/2022	$10,249	$10,596
11/30/2022	$10,608	$10,986
12/31/2022	$10,569	$10,937
1/31/2023	$10,968	$11,273
2/28/2023	$10,702	$10,982
3/31/2023	$10,876	$11,260
4/30/2023	$10,987	$11,329
5/31/2023	$10,843	$11,205
6/30/2023	$10,851	$11,165
7/31/2023	$10,907	$11,158
8/31/2023	$10,867	$11,086
9/30/2023	$10,623	$10,805
10/31/2023	$10,458	$10,634
11/30/2023	$10,944	$11,116
12/31/2023	$11,407	$11,541
1/31/2024	$11,422	$11,510
2/29/2024	$11,325	$11,347
3/31/2024	$11,458	$11,452
4/30/2024	$11,211	$11,162
5/31/2024	$11,409	$11,352
6/30/2024	$11,539	$11,459
7/31/2024	$11,767	$11,727

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	7.89%	0.83%	1.64%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 206,180,269		$ 206,180,269	$ 206,180,269	$ 206,180,269	$ 206,180,269
Holdings Count | Holding		242		242	242	242	242
Advisory Fees Paid, Amount		$ 573,433
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$206,180,269
# of Portfolio Holdings	242
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (includes Administration Fees)	$573,433

Holdings [Text Block]

Top 5 Asset Classes (%)

Value	Value
Corporate bonds	43.6%
Asset-backed securities	24.0%
Loan assignments	11.8%
Mortgage-backed securities	11.3%
U.S. Treasury obligations	4.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.125%, due 03/31/29	2.7%
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.3
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49 (5 yr. CMT + 3.582%)	1.2
Blackstone Mortgage Trust, Inc., 3.750%, due 01/15/27	1.2
Regional Management Issuance Trust, Series 2022-2B, Class B, 8.510%, due 11/17/32	1.2

Material Fund Change [Text Block]
C000008165
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Equity Investments
Class Name		Class A
Trading Symbol		PWGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.25%

Expenses Paid, Amount		$ 133
Expense Ratio, Percent		1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within consumer staples and materials added value.

• Underweight to consumer staples and overweight to information technology sectors also contributed positively relative to the benchmark.

• On a stock level, Nestle S.A., Taiwan Semiconductor Manufacturing, and Constellation Software were among top contributors.

• On a factor level, exposures to momentum and earnings-yield factors helped performance.

What didn’t work:

• Security selection within financials and consumer discretionary detracted.

• On a stock level, Kering SA, Genmab A/S, and SolarEdge Technologies were among the main detractors.

• On a factor level, exposures to residual volatility and beta factors hurt performance.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class A with Load	MSCI EAFE Index (net)
7/31/2014	$9,449	$10,000
8/31/2014	$9,515	$9,985
9/30/2014	$9,134	$9,601
10/31/2014	$9,031	$9,461
11/30/2014	$9,140	$9,590
12/31/2014	$8,816	$9,258
1/31/2015	$8,903	$9,303
2/28/2015	$9,337	$9,859
3/31/2015	$9,219	$9,710
4/30/2015	$9,541	$10,106
5/31/2015	$9,535	$10,054
6/30/2015	$9,213	$9,769
7/31/2015	$9,318	$9,972
8/31/2015	$8,692	$9,239
9/30/2015	$8,252	$8,770
10/31/2015	$8,903	$9,455
11/30/2015	$8,822	$9,308
12/31/2015	$8,748	$9,183
1/31/2016	$8,333	$8,518
2/29/2016	$8,088	$8,362
3/31/2016	$8,666	$8,907
4/30/2016	$8,823	$9,164
5/31/2016	$8,798	$9,081
6/30/2016	$8,622	$8,776
7/31/2016	$8,917	$9,221
8/31/2016	$8,980	$9,228
9/30/2016	$9,030	$9,341
10/31/2016	$8,829	$9,150
11/30/2016	$8,641	$8,968
12/31/2016	$8,913	$9,274
1/31/2017	$9,163	$9,543
2/28/2017	$9,305	$9,680
3/31/2017	$9,587	$9,946
4/30/2017	$9,811	$10,199
5/31/2017	$10,164	$10,574
6/30/2017	$10,068	$10,555
7/31/2017	$10,407	$10,860
8/31/2017	$10,407	$10,855
9/30/2017	$10,683	$11,126
10/31/2017	$10,933	$11,294
11/30/2017	$11,004	$11,413
12/31/2017	$11,156	$11,596
1/31/2018	$11,770	$12,178
2/28/2018	$11,162	$11,628
3/31/2018	$11,058	$11,419
4/30/2018	$11,228	$11,679
5/31/2018	$11,045	$11,417
6/30/2018	$10,868	$11,277
7/31/2018	$11,123	$11,555
8/31/2018	$11,006	$11,332
9/30/2018	$10,999	$11,430
10/31/2018	$10,117	$10,520
11/30/2018	$10,091	$10,507
12/31/2018	$9,611	$9,997
1/31/2019	$10,212	$10,654
2/28/2019	$10,495	$10,926
3/31/2019	$10,566	$10,994
4/30/2019	$10,948	$11,304
5/31/2019	$10,191	$10,761
6/30/2019	$10,849	$11,399
7/31/2019	$10,616	$11,254
8/31/2019	$10,283	$10,963
9/30/2019	$10,587	$11,277
10/31/2019	$10,977	$11,682
11/30/2019	$11,069	$11,814
12/31/2019	$11,420	$12,198
1/31/2020	$11,188	$11,943
2/29/2020	$10,347	$10,863
3/31/2020	$8,803	$9,413
4/30/2020	$9,441	$10,022
5/31/2020	$9,963	$10,458
6/30/2020	$10,304	$10,814
7/31/2020	$10,616	$11,066
8/31/2020	$11,065	$11,635
9/30/2020	$10,884	$11,333
10/31/2020	$10,594	$10,880
11/30/2020	$12,117	$12,567
12/31/2020	$12,660	$13,151
1/31/2021	$12,565	$13,011
2/28/2021	$12,799	$13,303
3/31/2021	$13,159	$13,609
4/30/2021	$13,481	$14,018
5/31/2021	$14,134	$14,475
6/30/2021	$13,921	$14,312
7/31/2021	$13,950	$14,420
8/31/2021	$14,214	$14,675
9/30/2021	$13,774	$14,249
10/31/2021	$14,229	$14,599
11/30/2021	$13,576	$13,920
12/31/2021	$14,198	$14,632
1/31/2022	$13,969	$13,925
2/28/2022	$13,478	$13,679
3/31/2022	$13,336	$13,767
4/30/2022	$12,568	$12,876
5/31/2022	$12,782	$12,973
6/30/2022	$11,745	$11,769
7/31/2022	$12,267	$12,356
8/31/2022	$11,531	$11,769
9/30/2022	$10,447	$10,668
10/31/2022	$11,056	$11,242
11/30/2022	$12,473	$12,508
12/31/2022	$12,161	$12,518
1/31/2023	$13,156	$13,531
2/28/2023	$12,838	$13,249
3/31/2023	$13,294	$13,577
4/30/2023	$13,588	$13,961
5/31/2023	$13,237	$13,370
6/30/2023	$13,816	$13,978
7/31/2023	$14,191	$14,431
8/31/2023	$13,653	$13,878
9/30/2023	$13,229	$13,404
10/31/2023	$12,822	$12,860
11/30/2023	$13,922	$14,054
12/31/2023	$14,607	$14,801
1/31/2024	$14,539	$14,886
2/29/2024	$14,887	$15,158
3/31/2024	$15,345	$15,657
4/30/2024	$14,988	$15,256
5/31/2024	$15,760	$15,847
6/30/2024	$15,472	$15,591
7/31/2024	$15,989	$16,048

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	12.67%	8.54%	5.40%
Class A with Load	6.49%	7.32%	4.80%
MSCI EAFE Index (net)	11.21%	7.36%	4.84%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 729,599,347		$ 729,599,347	$ 729,599,347	$ 729,599,347	$ 729,599,347
Holdings Count | Holding		407		407	407	407	407
Advisory Fees Paid, Amount		$ 5,751,057
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$729,599,347
# of Portfolio Holdings	407
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (includes Administration Fees)	$5,751,057

Holdings [Text Block]

Top 5 Short Holdings (%)

Eni SpA	(0.5%)
Galp Energia SGPS SA	(0.4)
Investor AB, Class B	(0.4)
Olympus Corp.	(0.4)
DSV AS	(0.4)

Largest Holdings [Text Block]

Top 5 Long Holdings (%)

Novartis AG	1.8%
Novo Nordisk AS, Class B	1.7
DBS Group Holdings Ltd.	1.5
United Overseas Bank Ltd.	1.4
Shell PLC	1.4

Material Fund Change [Text Block]
C000008164
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Equity Investments
Class Name		Class P
Trading Symbol		PCIEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$106	1.00%

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within consumer staples and materials added value.

• Underweight to consumer staples and overweight to information technology sectors also contributed positively relative to the benchmark.

• On a stock level, Nestle S.A., Taiwan Semiconductor Manufacturing, and Constellation Software were among top contributors.

• On a factor level, exposures to momentum and earnings-yield factors helped performance.

What didn’t work:

• Security selection within financials and consumer discretionary detracted.

• On a stock level, Kering SA, Genmab A/S, and SolarEdge Technologies were among the main detractors.

• On a factor level, exposures to residual volatility and beta factors hurt performance.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI EAFE Index (net)
7/31/2014	$10,000	$10,000
8/31/2014	$10,071	$9,985
9/30/2014	$9,666	$9,601
10/31/2014	$9,557	$9,461
11/30/2014	$9,679	$9,590
12/31/2014	$9,341	$9,258
1/31/2015	$9,433	$9,303
2/28/2015	$9,896	$9,859
3/31/2015	$9,777	$9,710
4/30/2015	$10,114	$10,106
5/31/2015	$10,107	$10,054
6/30/2015	$9,770	$9,769
7/31/2015	$9,889	$9,972
8/31/2015	$9,222	$9,239
9/30/2015	$8,760	$8,770
10/31/2015	$9,453	$9,455
11/30/2015	$9,367	$9,308
12/31/2015	$9,290	$9,183
1/31/2016	$8,853	$8,518
2/29/2016	$8,597	$8,362
3/31/2016	$9,209	$8,907
4/30/2016	$9,377	$9,164
5/31/2016	$9,357	$9,081
6/30/2016	$9,169	$8,776
7/31/2016	$9,485	$9,221
8/31/2016	$9,559	$9,228
9/30/2016	$9,612	$9,341
10/31/2016	$9,397	$9,150
11/30/2016	$9,202	$8,968
12/31/2016	$9,494	$9,274
1/31/2017	$9,763	$9,543
2/28/2017	$9,914	$9,680
3/31/2017	$10,224	$9,946
4/30/2017	$10,458	$10,199
5/31/2017	$10,836	$10,574
6/30/2017	$10,740	$10,555
7/31/2017	$11,104	$10,860
8/31/2017	$11,104	$10,855
9/30/2017	$11,400	$11,126
10/31/2017	$11,669	$11,294
11/30/2017	$11,751	$11,413
12/31/2017	$11,911	$11,596
1/31/2018	$12,579	$12,178
2/28/2018	$11,925	$11,628
3/31/2018	$11,820	$11,419
4/30/2018	$12,003	$11,679
5/31/2018	$11,813	$11,417
6/30/2018	$11,623	$11,277
7/31/2018	$11,897	$11,555
8/31/2018	$11,778	$11,332
9/30/2018	$11,771	$11,430
10/31/2018	$10,829	$10,520
11/30/2018	$10,808	$10,507
12/31/2018	$10,296	$9,997
1/31/2019	$10,938	$10,654
2/28/2019	$11,243	$10,926
3/31/2019	$11,327	$10,994
4/30/2019	$11,733	$11,304
5/31/2019	$10,930	$10,761
6/30/2019	$11,633	$11,399
7/31/2019	$11,389	$11,254
8/31/2019	$11,037	$10,963
9/30/2019	$11,366	$11,277
10/31/2019	$11,778	$11,682
11/30/2019	$11,885	$11,814
12/31/2019	$12,263	$12,198
1/31/2020	$12,019	$11,943
2/29/2020	$11,116	$10,863
3/31/2020	$9,458	$9,413
4/30/2020	$10,150	$10,022
5/31/2020	$10,715	$10,458
6/30/2020	$11,077	$10,814
7/31/2020	$11,422	$11,066
8/31/2020	$11,909	$11,635
9/30/2020	$11,713	$11,333
10/31/2020	$11,399	$10,880
11/30/2020	$13,048	$12,567
12/31/2020	$13,631	$13,151
1/31/2021	$13,535	$13,011
2/28/2021	$13,790	$13,303
3/31/2021	$14,180	$13,609
4/30/2021	$14,531	$14,018
5/31/2021	$15,231	$14,475
6/30/2021	$15,008	$14,312
7/31/2021	$15,048	$14,420
8/31/2021	$15,335	$14,675
9/30/2021	$14,865	$14,249
10/31/2021	$15,359	$14,599
11/30/2021	$14,650	$13,920
12/31/2021	$15,327	$14,632
1/31/2022	$15,086	$13,925
2/28/2022	$14,560	$13,679
3/31/2022	$14,404	$13,767
4/30/2022	$13,585	$12,876
5/31/2022	$13,818	$12,973
6/30/2022	$12,697	$11,769
7/31/2022	$13,266	$12,356
8/31/2022	$12,472	$11,769
9/30/2022	$11,299	$10,668
10/31/2022	$11,963	$11,242
11/30/2022	$13,499	$12,508
12/31/2022	$13,161	$12,518
1/31/2023	$14,248	$13,531
2/28/2023	$13,909	$13,249
3/31/2023	$14,408	$13,577
4/30/2023	$14,720	$13,961
5/31/2023	$14,337	$13,370
6/30/2023	$14,969	$13,978
7/31/2023	$15,379	$14,431
8/31/2023	$14,800	$13,878
9/30/2023	$14,346	$13,404
10/31/2023	$13,909	$12,860
11/30/2023	$15,103	$14,054
12/31/2023	$15,847	$14,801
1/31/2024	$15,782	$14,886
2/29/2024	$16,163	$15,158
3/31/2024	$16,665	$15,657
4/30/2024	$16,284	$15,256
5/31/2024	$17,120	$15,847
6/30/2024	$16,814	$15,591
7/31/2024	$17,371	$16,048

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class P	12.95%	8.81%	5.68%
MSCI EAFE Index (net)	11.21%	7.36%	4.84%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 729,599,347		$ 729,599,347	$ 729,599,347	$ 729,599,347	$ 729,599,347
Holdings Count | Holding		407		407	407	407	407
Advisory Fees Paid, Amount		$ 5,751,057
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$729,599,347
# of Portfolio Holdings	407
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (includes Administration Fees)	$5,751,057

Holdings [Text Block]

Top 5 Short Holdings (%)

Eni SpA	(0.5%)
Galp Energia SGPS SA	(0.4)
Investor AB, Class B	(0.4)
Olympus Corp.	(0.4)
DSV AS	(0.4)

Largest Holdings [Text Block]

Top 5 Long Holdings (%)

Novartis AG	1.8%
Novo Nordisk AS, Class B	1.7
DBS Group Holdings Ltd.	1.5
United Overseas Bank Ltd.	1.4
Shell PLC	1.4

Material Fund Change [Text Block]
C000228111
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Equity Investments
Class Name		Class P2
Trading Symbol		PWITX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$44	0.41%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within consumer staples and materials added value.

• Underweight to consumer staples and overweight to information technology sectors also contributed positively relative to the benchmark.

• On a stock level, Nestle S.A., Taiwan Semiconductor Manufacturing, and Constellation Software were among top contributors.

• On a factor level, exposures to momentum and earnings-yield factors helped performance.

What didn’t work:

• Security selection within financials and consumer discretionary detracted.

• On a stock level, Kering SA, Genmab A/S, and SolarEdge Technologies were among the main detractors.

• On a factor level, exposures to residual volatility and beta factors hurt performance.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P2	MSCI EAFE Index (net)
2/28/2023	$10,000	$10,000
3/31/2023	$10,313	$10,328
4/30/2023	$10,530	$10,619
5/31/2023	$10,262	$10,170
6/30/2023	$10,715	$10,633
7/31/2023	$11,021	$10,977
8/31/2023	$10,606	$10,556
9/30/2023	$10,287	$10,196
10/31/2023	$9,974	$9,782
11/30/2023	$10,842	$10,690
12/31/2023	$11,382	$11,258
1/31/2024	$11,335	$11,323
2/29/2024	$11,621	$11,530
3/31/2024	$11,979	$11,910
4/30/2024	$11,714	$11,605
5/31/2024	$12,325	$12,054
6/30/2024	$12,105	$11,860
7/31/2024	$12,517	$12,208

Average Annual Return [Table Text Block]
	1 Year	Since Inception 3/28/23
Class P2	13.58%	18.16%
MSCI EAFE Index (net)	11.21%	15.98%

Performance Inception Date					Mar. 28, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 729,599,347		$ 729,599,347	$ 729,599,347	$ 729,599,347	$ 729,599,347
Holdings Count | Holding		407		407	407	407	407
Advisory Fees Paid, Amount		$ 5,751,057
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$729,599,347
# of Portfolio Holdings	407
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (includes Administration Fees)	$5,751,057

Holdings [Text Block]

Top 5 Short Holdings (%)

Eni SpA	(0.5%)
Galp Energia SGPS SA	(0.4)
Investor AB, Class B	(0.4)
Olympus Corp.	(0.4)
DSV AS	(0.4)

Largest Holdings [Text Block]

Top 5 Long Holdings (%)

Novartis AG	1.8%
Novo Nordisk AS, Class B	1.7
DBS Group Holdings Ltd.	1.5
United Overseas Bank Ltd.	1.4
Shell PLC	1.4

Material Fund Change [Text Block]
C000008168
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Equity Investments
Class Name		Class Y
Trading Symbol		PWIYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$106	1.00%

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within consumer staples and materials added value.

• Underweight to consumer staples and overweight to information technology sectors also contributed positively relative to the benchmark.

• On a stock level, Nestle S.A., Taiwan Semiconductor Manufacturing, and Constellation Software were among top contributors.

• On a factor level, exposures to momentum and earnings-yield factors helped performance.

What didn’t work:

• Security selection within financials and consumer discretionary detracted.

• On a stock level, Kering SA, Genmab A/S, and SolarEdge Technologies were among the main detractors.

• On a factor level, exposures to residual volatility and beta factors hurt performance.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class Y	MSCI EAFE Index (net)
7/31/2014	$10,000	$10,000
8/31/2014	$10,071	$9,985
9/30/2014	$9,673	$9,601
10/31/2014	$9,564	$9,461
11/30/2014	$9,686	$9,590
12/31/2014	$9,344	$9,258
1/31/2015	$9,436	$9,303
2/28/2015	$9,898	$9,859
3/31/2015	$9,779	$9,710
4/30/2015	$10,115	$10,106
5/31/2015	$10,109	$10,054
6/30/2015	$9,773	$9,769
7/31/2015	$9,891	$9,972
8/31/2015	$9,225	$9,239
9/30/2015	$8,764	$8,770
10/31/2015	$9,456	$9,455
11/30/2015	$9,370	$9,308
12/31/2015	$9,292	$9,183
1/31/2016	$8,856	$8,518
2/29/2016	$8,601	$8,362
3/31/2016	$9,211	$8,907
4/30/2016	$9,386	$9,164
5/31/2016	$9,359	$9,081
6/30/2016	$9,171	$8,776
7/31/2016	$9,487	$9,221
8/31/2016	$9,560	$9,228
9/30/2016	$9,614	$9,341
10/31/2016	$9,406	$9,150
11/30/2016	$9,205	$8,968
12/31/2016	$9,496	$9,274
1/31/2017	$9,764	$9,543
2/28/2017	$9,922	$9,680
3/31/2017	$10,224	$9,946
4/30/2017	$10,465	$10,199
5/31/2017	$10,842	$10,574
6/30/2017	$10,746	$10,555
7/31/2017	$11,103	$10,860
8/31/2017	$11,110	$10,855
9/30/2017	$11,405	$11,126
10/31/2017	$11,673	$11,294
11/30/2017	$11,755	$11,413
12/31/2017	$11,914	$11,596
1/31/2018	$12,581	$12,178
2/28/2018	$11,928	$11,628
3/31/2018	$11,823	$11,419
4/30/2018	$12,006	$11,679
5/31/2018	$11,816	$11,417
6/30/2018	$11,627	$11,277
7/31/2018	$11,907	$11,555
8/31/2018	$11,781	$11,332
9/30/2018	$11,774	$11,430
10/31/2018	$10,834	$10,520
11/30/2018	$10,813	$10,507
12/31/2018	$10,295	$9,997
1/31/2019	$10,943	$10,654
2/28/2019	$11,248	$10,926
3/31/2019	$11,332	$10,994
4/30/2019	$11,736	$11,304
5/31/2019	$10,928	$10,761
6/30/2019	$11,637	$11,399
7/31/2019	$11,393	$11,254
8/31/2019	$11,042	$10,963
9/30/2019	$11,370	$11,277
10/31/2019	$11,782	$11,682
11/30/2019	$11,888	$11,814
12/31/2019	$12,264	$12,198
1/31/2020	$12,029	$11,943
2/29/2020	$11,120	$10,863
3/31/2020	$9,466	$9,413
4/30/2020	$10,156	$10,022
5/31/2020	$10,720	$10,458
6/30/2020	$11,088	$10,814
7/31/2020	$11,425	$11,066
8/31/2020	$11,911	$11,635
9/30/2020	$11,715	$11,333
10/31/2020	$11,410	$10,880
11/30/2020	$13,055	$12,567
12/31/2020	$13,641	$13,151
1/31/2021	$13,546	$13,011
2/28/2021	$13,792	$13,303
3/31/2021	$14,189	$13,609
4/30/2021	$14,539	$14,018
5/31/2021	$15,238	$14,475
6/30/2021	$15,016	$14,312
7/31/2021	$15,055	$14,420
8/31/2021	$15,341	$14,675
9/30/2021	$14,873	$14,249
10/31/2021	$15,365	$14,599
11/30/2021	$14,658	$13,920
12/31/2021	$15,335	$14,632
1/31/2022	$15,085	$13,925
2/28/2022	$14,569	$13,679
3/31/2022	$14,414	$13,767
4/30/2022	$13,588	$12,876
5/31/2022	$13,829	$12,973
6/30/2022	$12,701	$11,769
7/31/2022	$13,269	$12,356
8/31/2022	$12,478	$11,769
9/30/2022	$11,307	$10,668
10/31/2022	$11,970	$11,242
11/30/2022	$13,502	$12,508
12/31/2022	$13,164	$12,518
1/31/2023	$14,258	$13,531
2/28/2023	$13,911	$13,249
3/31/2023	$14,409	$13,577
4/30/2023	$14,720	$13,961
5/31/2023	$14,347	$13,370
6/30/2023	$14,978	$13,978
7/31/2023	$15,387	$14,431
8/31/2023	$14,809	$13,878
9/30/2023	$14,347	$13,404
10/31/2023	$13,911	$12,860
11/30/2023	$15,111	$14,054
12/31/2023	$15,862	$14,801
1/31/2024	$15,788	$14,886
2/29/2024	$16,168	$15,158
3/31/2024	$16,669	$15,657
4/30/2024	$16,289	$15,256
5/31/2024	$17,123	$15,847
6/30/2024	$16,817	$15,591
7/31/2024	$17,383	$16,048

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	12.97%	8.82%	5.68%
MSCI EAFE Index (net)	11.21%	7.36%	4.84%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 729,599,347		$ 729,599,347	$ 729,599,347	$ 729,599,347	$ 729,599,347
Holdings Count | Holding		407		407	407	407	407
Advisory Fees Paid, Amount		$ 5,751,057
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$729,599,347
# of Portfolio Holdings	407
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (includes Administration Fees)	$5,751,057

Holdings [Text Block]

Top 5 Short Holdings (%)

Eni SpA	(0.5%)
Galp Energia SGPS SA	(0.4)
Investor AB, Class B	(0.4)
Olympus Corp.	(0.4)
DSV AS	(0.4)

Largest Holdings [Text Block]

Top 5 Long Holdings (%)

Novartis AG	1.8%
Novo Nordisk AS, Class B	1.7
DBS Group Holdings Ltd.	1.5
United Overseas Bank Ltd.	1.4
Shell PLC	1.4

Material Fund Change [Text Block]
C000008150
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Large Co Growth Equity Investments
Class Name		Class A
Trading Symbol		PLAAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		www.ubs.com/sec-port-info-pace
Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.13%
Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 804,364,148		$ 804,364,148	$ 804,364,148	$ 804,364,148	$ 804,364,148
Holdings Count | Holding		83		83	83	83	83
Advisory Fees Paid, Amount		$ 6,055,333
InvestmentCompanyPortfolioTurnover		48.00%
C000008149
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Large Co Growth Equity Investments
Class Name		Class P
Trading Symbol		PCLCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		www.ubs.com/sec-port-info-pace
Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.88%
Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 804,364,148		$ 804,364,148	$ 804,364,148	$ 804,364,148	$ 804,364,148
Holdings Count | Holding		83		83	83	83	83
Advisory Fees Paid, Amount		$ 6,055,333
InvestmentCompanyPortfolioTurnover		48.00%
C000008153
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Large Co Growth Equity Investments
Class Name		Class Y
Trading Symbol		PLAYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		www.ubs.com/sec-port-info-pace
Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.88%
Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 804,364,148		$ 804,364,148	$ 804,364,148	$ 804,364,148	$ 804,364,148
Holdings Count | Holding		83		83	83	83	83
Advisory Fees Paid, Amount		$ 6,055,333
InvestmentCompanyPortfolioTurnover		48.00%
C000007350
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Mortgage-Backed Securities Fixed Income Investments
Class Name		Class A
Trading Symbol		PFXAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.97%

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• US duration curve positioning, within the 3-year and 5-year portions of the US yield curve, contributed to performance.

• Agency collateralized mortgage obligations (CMOs) and mortgage options contributed to performance.

• The use of money market instruments along with collateralized debt obligations (CDOs) contributed to performance.

What didn’t work:

• Exposure to Fannie Mae and Freddie Mac securities detracted from performance.

• Exposure to commercial mortgage-backed securities (CMBS) slightly detracted from performance.

During the reporting period, the Fund utilized derivatives including interest rate swaps, options, and futures on US Treasuries to manage US interest rate exposure and yield curve positioning. Mortgage pool options were used to manage interest rate and volatility risk within the sector. Money market futures were also used as a duration and cash management tool.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class A with Load	Bloomberg US Mortgage-Backed Securities Index	Bloomberg US Aggregate Bond Index
7/31/2014	$9,625	$10,000	$10,000
8/31/2014	$9,698	$10,094	$10,110
9/30/2014	$9,674	$10,077	$10,042
10/31/2014	$9,748	$10,175	$10,140
11/30/2014	$9,814	$10,242	$10,212
12/31/2014	$9,820	$10,257	$10,222
1/31/2015	$9,900	$10,344	$10,436
2/28/2015	$9,875	$10,328	$10,338
3/31/2015	$9,918	$10,366	$10,386
4/30/2015	$9,925	$10,370	$10,349
5/31/2015	$9,911	$10,368	$10,324
6/30/2015	$9,854	$10,289	$10,211
7/31/2015	$9,900	$10,354	$10,282
8/31/2015	$9,895	$10,362	$10,268
9/30/2015	$9,957	$10,423	$10,337
10/31/2015	$9,953	$10,430	$10,339
11/30/2015	$9,924	$10,416	$10,311
12/31/2015	$9,912	$10,412	$10,278
1/31/2016	$10,031	$10,547	$10,420
2/29/2016	$10,037	$10,587	$10,494
3/31/2016	$10,091	$10,618	$10,590
4/30/2016	$10,138	$10,635	$10,630
5/31/2016	$10,164	$10,649	$10,633
6/30/2016	$10,258	$10,735	$10,824
7/31/2016	$10,273	$10,757	$10,893
8/31/2016	$10,274	$10,770	$10,880
9/30/2016	$10,320	$10,799	$10,874
10/31/2016	$10,298	$10,771	$10,791
11/30/2016	$10,085	$10,587	$10,535
12/31/2016	$10,099	$10,586	$10,550
1/31/2017	$10,104	$10,583	$10,571
2/28/2017	$10,166	$10,633	$10,642
3/31/2017	$10,163	$10,637	$10,636
4/30/2017	$10,223	$10,706	$10,719
5/31/2017	$10,279	$10,772	$10,801
6/30/2017	$10,247	$10,729	$10,790
7/31/2017	$10,303	$10,778	$10,837
8/31/2017	$10,383	$10,856	$10,934
9/30/2017	$10,366	$10,832	$10,882
10/31/2017	$10,358	$10,829	$10,888
11/30/2017	$10,333	$10,813	$10,874
12/31/2017	$10,367	$10,848	$10,924
1/31/2018	$10,219	$10,721	$10,798
2/28/2018	$10,140	$10,651	$10,696
3/31/2018	$10,173	$10,719	$10,764
4/30/2018	$10,123	$10,665	$10,684
5/31/2018	$10,182	$10,740	$10,761
6/30/2018	$10,193	$10,745	$10,747
7/31/2018	$10,187	$10,733	$10,750
8/31/2018	$10,239	$10,798	$10,819
9/30/2018	$10,183	$10,732	$10,749
10/31/2018	$10,111	$10,664	$10,664
11/30/2018	$10,196	$10,761	$10,728
12/31/2018	$10,358	$10,956	$10,925
1/31/2019	$10,453	$11,043	$11,041
2/28/2019	$10,448	$11,032	$11,035
3/31/2019	$10,605	$11,193	$11,247
4/30/2019	$10,591	$11,186	$11,250
5/31/2019	$10,706	$11,331	$11,449
6/30/2019	$10,787	$11,413	$11,593
7/31/2019	$10,826	$11,459	$11,619
8/31/2019	$10,882	$11,561	$11,920
9/30/2019	$10,915	$11,569	$11,856
10/31/2019	$10,961	$11,610	$11,892
11/30/2019	$10,972	$11,619	$11,886
12/31/2019	$11,001	$11,652	$11,878
1/31/2020	$11,063	$11,733	$12,106
2/29/2020	$11,155	$11,855	$12,324
3/31/2020	$11,134	$11,980	$12,251
4/30/2020	$11,318	$12,056	$12,469
5/31/2020	$11,383	$12,071	$12,527
6/30/2020	$11,416	$12,060	$12,606
7/31/2020	$11,478	$12,081	$12,795
8/31/2020	$11,511	$12,086	$12,691
9/30/2020	$11,507	$12,073	$12,684
10/31/2020	$11,519	$12,068	$12,628
11/30/2020	$11,549	$12,077	$12,752
12/31/2020	$11,605	$12,103	$12,769
1/31/2021	$11,660	$12,112	$12,678
2/28/2021	$11,596	$12,031	$12,495
3/31/2021	$11,527	$11,970	$12,338
4/30/2021	$11,569	$12,036	$12,436
5/31/2021	$11,546	$12,015	$12,477
6/30/2021	$11,553	$12,010	$12,564
7/31/2021	$11,616	$12,085	$12,705
8/31/2021	$11,611	$12,065	$12,681
9/30/2021	$11,588	$12,021	$12,571
10/31/2021	$11,549	$11,998	$12,567
11/30/2021	$11,507	$11,987	$12,604
12/31/2021	$11,505	$11,977	$12,572
1/31/2022	$11,325	$11,799	$12,301
2/28/2022	$11,181	$11,685	$12,164
3/31/2022	$10,829	$11,381	$11,826
4/30/2022	$10,416	$10,981	$11,377
5/31/2022	$10,549	$11,103	$11,451
6/30/2022	$10,299	$10,925	$11,271
7/31/2022	$10,658	$11,276	$11,547
8/31/2022	$10,282	$10,891	$11,220
9/30/2022	$9,696	$10,341	$10,735
10/31/2022	$9,563	$10,193	$10,596
11/30/2022	$9,957	$10,609	$10,986
12/31/2022	$9,928	$10,562	$10,937
1/31/2023	$10,262	$10,910	$11,273
2/28/2023	$9,994	$10,622	$10,982
3/31/2023	$10,173	$10,829	$11,260
4/30/2023	$10,237	$10,885	$11,329
5/31/2023	$10,147	$10,805	$11,205
6/30/2023	$10,121	$10,759	$11,165
7/31/2023	$10,121	$10,751	$11,158
8/31/2023	$10,033	$10,663	$11,086
9/30/2023	$9,706	$10,323	$10,805
10/31/2023	$9,473	$10,110	$10,634
11/30/2023	$9,994	$10,637	$11,116
12/31/2023	$10,420	$11,095	$11,541
1/31/2024	$10,369	$11,044	$11,510
2/29/2024	$10,223	$10,864	$11,347
3/31/2024	$10,334	$10,979	$11,452
4/30/2024	$10,024	$10,647	$11,162
5/31/2024	$10,236	$10,860	$11,352
6/30/2024	$10,341	$10,987	$11,459
7/31/2024	$10,615	$11,276	$11,727

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	4.89%	(0.39%)	0.98%
Class A with Load	0.91%	(1.14%)	0.60%
Bloomberg US Mortgage-Backed Securities Index	4.89%	(0.32%)	1.21%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 185,579,475		$ 185,579,475	$ 185,579,475	$ 185,579,475	$ 185,579,475
Holdings Count | Holding		1,083		1,083	1,083	1,083	1,083
Advisory Fees Paid, Amount		$ 522,342
InvestmentCompanyPortfolioTurnover		977.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$185,579,475
# of Portfolio Holdings	1,083
Portfolio Turnover Rate	977%
Total Advisory Fees Paid (includes Administration Fees)	$522,342

Holdings [Text Block]

Top 5 Asset Classes (%)

Value	Value
U.S. government agency obligations	180.1%
Mortgage-backed securities	16.3%
Asset-backed securities	10.3%
U.S. Treasury obligations	5.3%
Investment companies	0.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.000%	16.2%
Uniform Mortgage-Backed Security, TBA, 6.500%	11.5
Government National Mortgage Association, TBA, 3.000%	10.4
Uniform Mortgage-Backed Security, TBA, 6.000%	10.3
Uniform Mortgage-Backed Security, TBA, 5.000%	10.1

Material Fund Change [Text Block]
C000007349
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Mortgage-Backed Securities Fixed Income Investments
Class Name		Class P
Trading Symbol		PCGTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$74	0.72%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• US duration curve positioning, within the 3-year and 5-year portions of the US yield curve, contributed to performance.

• Agency collateralized mortgage obligations (CMOs) and mortgage options contributed to performance.

• The use of money market instruments along with collateralized debt obligations (CDOs) contributed to performance.

What didn’t work:

• Exposure to Fannie Mae and Freddie Mac securities detracted from performance.

• Exposure to commercial mortgage-backed securities (CMBS) slightly detracted from performance.

During the reporting period, the Fund utilized derivatives including interest rate swaps, options, and futures on US Treasuries to manage US interest rate exposure and yield curve positioning. Mortgage pool options were used to manage interest rate and volatility risk within the sector. Money market futures were also used as a duration and cash management tool.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg US Mortgage-Backed Securities Index	Bloomberg US Aggregate Bond Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,079	$10,094	$10,110
9/30/2014	$10,048	$10,077	$10,042
10/31/2014	$10,135	$10,175	$10,140
11/30/2014	$10,197	$10,242	$10,212
12/31/2014	$10,206	$10,257	$10,222
1/31/2015	$10,292	$10,344	$10,436
2/28/2015	$10,275	$10,328	$10,338
3/31/2015	$10,322	$10,366	$10,386
4/30/2015	$10,332	$10,370	$10,349
5/31/2015	$10,311	$10,368	$10,324
6/30/2015	$10,254	$10,289	$10,211
7/31/2015	$10,304	$10,354	$10,282
8/31/2015	$10,309	$10,362	$10,268
9/30/2015	$10,375	$10,423	$10,337
10/31/2015	$10,366	$10,430	$10,339
11/30/2015	$10,346	$10,416	$10,311
12/31/2015	$10,335	$10,412	$10,278
1/31/2016	$10,461	$10,547	$10,420
2/29/2016	$10,470	$10,587	$10,494
3/31/2016	$10,521	$10,618	$10,590
4/30/2016	$10,571	$10,635	$10,630
5/31/2016	$10,601	$10,649	$10,633
6/30/2016	$10,701	$10,735	$10,824
7/31/2016	$10,727	$10,757	$10,893
8/31/2016	$10,731	$10,770	$10,880
9/30/2016	$10,781	$10,799	$10,874
10/31/2016	$10,760	$10,771	$10,791
11/30/2016	$10,532	$10,587	$10,535
12/31/2016	$10,557	$10,586	$10,550
1/31/2017	$10,564	$10,583	$10,571
2/28/2017	$10,623	$10,633	$10,642
3/31/2017	$10,622	$10,637	$10,636
4/30/2017	$10,695	$10,706	$10,719
5/31/2017	$10,756	$10,772	$10,801
6/30/2017	$10,725	$10,729	$10,790
7/31/2017	$10,786	$10,778	$10,837
8/31/2017	$10,871	$10,856	$10,934
9/30/2017	$10,856	$10,832	$10,882
10/31/2017	$10,842	$10,829	$10,888
11/30/2017	$10,826	$10,813	$10,874
12/31/2017	$10,855	$10,848	$10,924
1/31/2018	$10,703	$10,721	$10,798
2/28/2018	$10,623	$10,651	$10,696
3/31/2018	$10,667	$10,719	$10,764
4/30/2018	$10,618	$10,665	$10,684
5/31/2018	$10,673	$10,740	$10,761
6/30/2018	$10,687	$10,745	$10,747
7/31/2018	$10,692	$10,733	$10,750
8/31/2018	$10,748	$10,798	$10,819
9/30/2018	$10,682	$10,732	$10,749
10/31/2018	$10,618	$10,664	$10,664
11/30/2018	$10,700	$10,761	$10,728
12/31/2018	$10,873	$10,956	$10,925
1/31/2019	$10,984	$11,043	$11,041
2/28/2019	$10,980	$11,032	$11,035
3/31/2019	$11,148	$11,193	$11,247
4/30/2019	$11,136	$11,186	$11,250
5/31/2019	$11,259	$11,331	$11,449
6/30/2019	$11,346	$11,413	$11,593
7/31/2019	$11,389	$11,459	$11,619
8/31/2019	$11,441	$11,561	$11,920
9/30/2019	$11,479	$11,569	$11,856
10/31/2019	$11,530	$11,610	$11,892
11/30/2019	$11,543	$11,619	$11,886
12/31/2019	$11,585	$11,652	$11,878
1/31/2020	$11,654	$11,733	$12,106
2/29/2020	$11,743	$11,855	$12,324
3/31/2020	$11,723	$11,980	$12,251
4/30/2020	$11,920	$12,056	$12,469
5/31/2020	$12,000	$12,071	$12,527
6/30/2020	$12,037	$12,060	$12,606
7/31/2020	$12,096	$12,081	$12,795
8/31/2020	$12,134	$12,086	$12,691
9/30/2020	$12,141	$12,073	$12,684
10/31/2020	$12,156	$12,068	$12,628
11/30/2020	$12,190	$12,077	$12,752
12/31/2020	$12,252	$12,103	$12,769
1/31/2021	$12,313	$12,112	$12,678
2/28/2021	$12,248	$12,031	$12,495
3/31/2021	$12,167	$11,970	$12,338
4/30/2021	$12,224	$12,036	$12,436
5/31/2021	$12,203	$12,015	$12,477
6/30/2021	$12,212	$12,010	$12,564
7/31/2021	$12,281	$12,085	$12,705
8/31/2021	$12,269	$12,065	$12,681
9/30/2021	$12,248	$12,021	$12,571
10/31/2021	$12,208	$11,998	$12,567
11/30/2021	$12,177	$11,987	$12,604
12/31/2021	$12,177	$11,977	$12,572
1/31/2022	$11,989	$11,799	$12,301
2/28/2022	$11,829	$11,685	$12,164
3/31/2022	$11,469	$11,381	$11,826
4/30/2022	$11,035	$10,981	$11,377
5/31/2022	$11,168	$11,103	$11,451
6/30/2022	$10,916	$10,925	$11,271
7/31/2022	$11,288	$11,276	$11,547
8/31/2022	$10,902	$10,891	$11,220
9/30/2022	$10,274	$10,341	$10,735
10/31/2022	$10,135	$10,193	$10,596
11/30/2022	$10,564	$10,609	$10,986
12/31/2022	$10,536	$10,562	$10,937
1/31/2023	$10,892	$10,910	$11,273
2/28/2023	$10,601	$10,622	$10,982
3/31/2023	$10,793	$10,829	$11,260
4/30/2023	$10,862	$10,885	$11,329
5/31/2023	$10,770	$10,805	$11,205
6/30/2023	$10,745	$10,759	$11,165
7/31/2023	$10,746	$10,751	$11,158
8/31/2023	$10,656	$10,663	$11,086
9/30/2023	$10,311	$10,323	$10,805
10/31/2023	$10,065	$10,110	$10,634
11/30/2023	$10,621	$10,637	$11,116
12/31/2023	$11,075	$11,095	$11,541
1/31/2024	$11,034	$11,044	$11,510
2/29/2024	$10,871	$10,864	$11,347
3/31/2024	$11,001	$10,979	$11,452
4/30/2024	$10,674	$10,647	$11,162
5/31/2024	$10,892	$10,860	$11,352
6/30/2024	$11,016	$10,987	$11,459
7/31/2024	$11,300	$11,276	$11,727

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class P	5.15%	(0.16%)	1.23%
Bloomberg US Mortgage-Backed Securities Index	4.89%	(0.32%)	1.21%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 185,579,475		$ 185,579,475	$ 185,579,475	$ 185,579,475	$ 185,579,475
Holdings Count | Holding		1,083		1,083	1,083	1,083	1,083
Advisory Fees Paid, Amount		$ 522,342
InvestmentCompanyPortfolioTurnover		977.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$185,579,475
# of Portfolio Holdings	1,083
Portfolio Turnover Rate	977%
Total Advisory Fees Paid (includes Administration Fees)	$522,342

Holdings [Text Block]

Top 5 Asset Classes (%)

Value	Value
U.S. government agency obligations	180.1%
Mortgage-backed securities	16.3%
Asset-backed securities	10.3%
U.S. Treasury obligations	5.3%
Investment companies	0.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.000%	16.2%
Uniform Mortgage-Backed Security, TBA, 6.500%	11.5
Government National Mortgage Association, TBA, 3.000%	10.4
Uniform Mortgage-Backed Security, TBA, 6.000%	10.3
Uniform Mortgage-Backed Security, TBA, 5.000%	10.1

Material Fund Change [Text Block]
C000007353
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Mortgage-Backed Securities Fixed Income Investments
Class Name		Class Y
Trading Symbol		PFXYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$74	0.72%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• US duration curve positioning, within the 3-year and 5-year portions of the US yield curve, contributed to performance.

• Agency collateralized mortgage obligations (CMOs) and mortgage options contributed to performance.

• The use of money market instruments along with collateralized debt obligations (CDOs) contributed to performance.

What didn’t work:

• Exposure to Fannie Mae and Freddie Mac securities detracted from performance.

• Exposure to commercial mortgage-backed securities (CMBS) slightly detracted from performance.

During the reporting period, the Fund utilized derivatives including interest rate swaps, options, and futures on US Treasuries to manage US interest rate exposure and yield curve positioning. Mortgage pool options were used to manage interest rate and volatility risk within the sector. Money market futures were also used as a duration and cash management tool.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class Y	Bloomberg US Mortgage-Backed Securities Index	Bloomberg US Aggregate Bond Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,079	$10,094	$10,110
9/30/2014	$10,055	$10,077	$10,042
10/31/2014	$10,135	$10,175	$10,140
11/30/2014	$10,205	$10,242	$10,212
12/31/2014	$10,214	$10,257	$10,222
1/31/2015	$10,300	$10,344	$10,436
2/28/2015	$10,283	$10,328	$10,338
3/31/2015	$10,322	$10,366	$10,386
4/30/2015	$10,332	$10,370	$10,349
5/31/2015	$10,319	$10,368	$10,324
6/30/2015	$10,262	$10,289	$10,211
7/31/2015	$10,312	$10,354	$10,282
8/31/2015	$10,318	$10,362	$10,268
9/30/2015	$10,376	$10,423	$10,337
10/31/2015	$10,374	$10,430	$10,339
11/30/2015	$10,346	$10,416	$10,311
12/31/2015	$10,336	$10,412	$10,278
1/31/2016	$10,470	$10,547	$10,420
2/29/2016	$10,478	$10,587	$10,494
3/31/2016	$10,529	$10,618	$10,590
4/30/2016	$10,580	$10,635	$10,630
5/31/2016	$10,610	$10,649	$10,633
6/30/2016	$10,710	$10,735	$10,824
7/31/2016	$10,727	$10,757	$10,893
8/31/2016	$10,732	$10,770	$10,880
9/30/2016	$10,782	$10,799	$10,874
10/31/2016	$10,760	$10,771	$10,791
11/30/2016	$10,541	$10,587	$10,535
12/31/2016	$10,557	$10,586	$10,550
1/31/2017	$10,565	$10,583	$10,571
2/28/2017	$10,631	$10,633	$10,642
3/31/2017	$10,631	$10,637	$10,636
4/30/2017	$10,695	$10,706	$10,719
5/31/2017	$10,765	$10,772	$10,801
6/30/2017	$10,733	$10,729	$10,790
7/31/2017	$10,794	$10,778	$10,837
8/31/2017	$10,872	$10,856	$10,934
9/30/2017	$10,856	$10,832	$10,882
10/31/2017	$10,850	$10,829	$10,888
11/30/2017	$10,826	$10,813	$10,874
12/31/2017	$10,864	$10,848	$10,924
1/31/2018	$10,712	$10,721	$10,798
2/28/2018	$10,631	$10,651	$10,696
3/31/2018	$10,668	$10,719	$10,764
4/30/2018	$10,618	$10,665	$10,684
5/31/2018	$10,682	$10,740	$10,761
6/30/2018	$10,696	$10,745	$10,747
7/31/2018	$10,701	$10,733	$10,750
8/31/2018	$10,749	$10,798	$10,819
9/30/2018	$10,691	$10,732	$10,749
10/31/2018	$10,618	$10,664	$10,664
11/30/2018	$10,709	$10,761	$10,728
12/31/2018	$10,882	$10,956	$10,925
1/31/2019	$10,984	$11,043	$11,041
2/28/2019	$10,981	$11,032	$11,035
3/31/2019	$11,148	$11,193	$11,247
4/30/2019	$11,136	$11,186	$11,250
5/31/2019	$11,268	$11,331	$11,449
6/30/2019	$11,346	$11,413	$11,593
7/31/2019	$11,390	$11,459	$11,619
8/31/2019	$11,451	$11,561	$11,920
9/30/2019	$11,489	$11,569	$11,856
10/31/2019	$11,540	$11,610	$11,892
11/30/2019	$11,553	$11,619	$11,886
12/31/2019	$11,595	$11,652	$11,878
1/31/2020	$11,655	$11,733	$12,106
2/29/2020	$11,753	$11,855	$12,324
3/31/2020	$11,733	$11,980	$12,251
4/30/2020	$11,931	$12,056	$12,469
5/31/2020	$12,010	$12,071	$12,527
6/30/2020	$12,048	$12,060	$12,606
7/31/2020	$12,106	$12,081	$12,795
8/31/2020	$12,144	$12,086	$12,691
9/30/2020	$12,152	$12,073	$12,684
10/31/2020	$12,157	$12,068	$12,628
11/30/2020	$12,201	$12,077	$12,752
12/31/2020	$12,262	$12,103	$12,769
1/31/2021	$12,314	$12,112	$12,678
2/28/2021	$12,249	$12,031	$12,495
3/31/2021	$12,178	$11,970	$12,338
4/30/2021	$12,225	$12,036	$12,436
5/31/2021	$12,204	$12,015	$12,477
6/30/2021	$12,213	$12,010	$12,564
7/31/2021	$12,282	$12,085	$12,705
8/31/2021	$12,280	$12,065	$12,681
9/30/2021	$12,259	$12,021	$12,571
10/31/2021	$12,219	$11,998	$12,567
11/30/2021	$12,178	$11,987	$12,604
12/31/2021	$12,178	$11,977	$12,572
1/31/2022	$11,990	$11,799	$12,301
2/28/2022	$11,840	$11,685	$12,164
3/31/2022	$11,469	$11,381	$11,826
4/30/2022	$11,035	$10,981	$11,377
5/31/2022	$11,178	$11,103	$11,451
6/30/2022	$10,916	$10,925	$11,271
7/31/2022	$11,298	$11,276	$11,547
8/31/2022	$10,902	$10,891	$11,220
9/30/2022	$10,283	$10,341	$10,735
10/31/2022	$10,144	$10,193	$10,596
11/30/2022	$10,564	$10,609	$10,986
12/31/2022	$10,535	$10,562	$10,937
1/31/2023	$10,892	$10,910	$11,273
2/28/2023	$10,610	$10,622	$10,982
3/31/2023	$10,802	$10,829	$11,260
4/30/2023	$10,872	$10,885	$11,329
5/31/2023	$10,770	$10,805	$11,205
6/30/2023	$10,754	$10,759	$11,165
7/31/2023	$10,746	$10,751	$11,158
8/31/2023	$10,665	$10,663	$11,086
9/30/2023	$10,310	$10,323	$10,805
10/31/2023	$10,074	$10,110	$10,634
11/30/2023	$10,631	$10,637	$11,116
12/31/2023	$11,086	$11,095	$11,541
1/31/2024	$11,034	$11,044	$11,510
2/29/2024	$10,881	$10,864	$11,347
3/31/2024	$11,001	$10,979	$11,452
4/30/2024	$10,674	$10,647	$11,162
5/31/2024	$10,902	$10,860	$11,352
6/30/2024	$11,015	$10,987	$11,459
7/31/2024	$11,310	$11,276	$11,727

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	5.25%	(0.14%)	1.24%
Bloomberg US Mortgage-Backed Securities Index	4.89%	(0.32%)	1.21%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 185,579,475		$ 185,579,475	$ 185,579,475	$ 185,579,475	$ 185,579,475
Holdings Count | Holding		1,083		1,083	1,083	1,083	1,083
Advisory Fees Paid, Amount		$ 522,342
InvestmentCompanyPortfolioTurnover		977.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$185,579,475
# of Portfolio Holdings	1,083
Portfolio Turnover Rate	977%
Total Advisory Fees Paid (includes Administration Fees)	$522,342

Holdings [Text Block]

Top 5 Asset Classes (%)

Value	Value
U.S. government agency obligations	180.1%
Mortgage-backed securities	16.3%
Asset-backed securities	10.3%
U.S. Treasury obligations	5.3%
Investment companies	0.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.000%	16.2%
Uniform Mortgage-Backed Security, TBA, 6.500%	11.5
Government National Mortgage Association, TBA, 3.000%	10.4
Uniform Mortgage-Backed Security, TBA, 6.000%	10.3
Uniform Mortgage-Backed Security, TBA, 5.000%	10.1

Material Fund Change [Text Block]
C000008160
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Small/Medium Co Growth Equity Investments
Class Name		Class A
Trading Symbol		PQUAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Small/Medium Co Growth Equity Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.28%

Expenses Paid, Amount		$ 131
Expense Ratio, Percent		1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within utilities and financials added value.

• On a stock level, Vertiv Holdings, Vistra Corp., and Medpace Holdings were among the top contributors.

• On a factor level, a tilt towards the momentum factor was rewarded.

What didn’t work:

• Security selection within information technology and consumer discretionary detracted.

• On a stock level, Five Below, DoubleVerify, and Paylocity were among the main detractors.

• On a factor level, a tilt towards below-benchmark market capitalization stocks detracted.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class A with Load	Russell 2500 Growth Index	Russell 3000 Index TR (USD)
7/31/2014	$9,449	$10,000	$10,000
8/31/2014	$9,832	$10,549	$10,420
9/30/2014	$9,444	$10,087	$10,202
10/31/2014	$10,000	$10,531	$10,483
11/30/2014	$10,067	$10,706	$10,737
12/31/2014	$10,272	$10,842	$10,737
1/31/2015	$9,943	$10,675	$10,438
2/28/2015	$10,702	$11,461	$11,043
3/31/2015	$10,858	$11,649	$10,930
4/30/2015	$10,602	$11,406	$10,980
5/31/2015	$10,814	$11,758	$11,132
6/30/2015	$11,210	$11,720	$10,945
7/31/2015	$11,417	$11,859	$11,128
8/31/2015	$10,657	$11,028	$10,457
9/30/2015	$9,965	$10,425	$10,152
10/31/2015	$10,378	$10,970	$10,954
11/30/2015	$10,590	$11,218	$11,014
12/31/2015	$10,039	$10,822	$10,788
1/31/2016	$8,915	$9,752	$10,180
2/29/2016	$8,646	$9,781	$10,176
3/31/2016	$9,318	$10,534	$10,893
4/30/2016	$9,417	$10,635	$10,960
5/31/2016	$9,706	$10,899	$11,156
6/30/2016	$9,671	$10,818	$11,179
7/31/2016	$10,138	$11,461	$11,623
8/31/2016	$10,187	$11,541	$11,653
9/30/2016	$10,300	$11,574	$11,671
10/31/2016	$9,650	$10,970	$11,419
11/30/2016	$10,392	$11,769	$11,930
12/31/2016	$10,350	$11,875	$12,162
1/31/2017	$10,640	$12,156	$12,391
2/28/2017	$10,937	$12,525	$12,852
3/31/2017	$11,177	$12,617	$12,861
4/30/2017	$11,424	$12,839	$12,997
5/31/2017	$11,636	$12,845	$13,130
6/30/2017	$11,820	$13,137	$13,249
7/31/2017	$11,870	$13,312	$13,498
8/31/2017	$11,693	$13,338	$13,524
9/30/2017	$12,089	$13,896	$13,854
10/31/2017	$12,350	$14,268	$14,157
11/30/2017	$12,782	$14,739	$14,586
12/31/2017	$12,733	$14,779	$14,732
1/31/2018	$13,452	$15,516	$15,509
2/28/2018	$13,324	$15,007	$14,937
3/31/2018	$13,474	$15,130	$14,637
4/30/2018	$13,422	$15,034	$14,693
5/31/2018	$14,298	$15,834	$15,108
6/30/2018	$14,619	$15,966	$15,207
7/31/2018	$14,634	$16,265	$15,711
8/31/2018	$16,229	$17,364	$16,263
9/30/2018	$15,899	$17,111	$16,290
10/31/2018	$14,065	$15,055	$15,090
11/30/2018	$14,350	$15,340	$15,393
12/31/2018	$12,749	$13,675	$13,960
1/31/2019	$14,179	$15,304	$15,158
2/28/2019	$15,071	$16,312	$15,691
3/31/2019	$14,817	$16,272	$15,920
4/30/2019	$15,281	$16,841	$16,556
5/31/2019	$14,215	$15,722	$15,485
6/30/2019	$15,144	$16,946	$16,572
7/31/2019	$15,317	$17,210	$16,819
8/31/2019	$14,826	$16,721	$16,476
9/30/2019	$14,580	$16,407	$16,765
10/31/2019	$14,789	$16,828	$17,126
11/30/2019	$15,618	$17,974	$17,777
12/31/2019	$15,792	$18,141	$18,290
1/31/2020	$15,696	$18,160	$18,270
2/29/2020	$14,691	$16,929	$16,774
3/31/2020	$11,975	$13,929	$14,468
4/30/2020	$13,889	$16,162	$16,384
5/31/2020	$15,354	$17,850	$17,260
6/30/2020	$16,017	$18,507	$17,655
7/31/2020	$16,915	$19,520	$18,657
8/31/2020	$17,546	$20,398	$20,009
9/30/2020	$16,979	$20,242	$19,280
10/31/2020	$17,332	$20,480	$18,864
11/30/2020	$19,898	$23,463	$21,159
12/31/2020	$21,872	$25,482	$22,111
1/31/2021	$22,561	$26,194	$22,012
2/28/2021	$23,984	$27,017	$22,700
3/31/2021	$23,743	$26,116	$23,514
4/30/2021	$24,649	$27,033	$24,726
5/31/2021	$24,121	$26,282	$24,839
6/30/2021	$25,177	$27,692	$25,452
7/31/2021	$24,925	$27,093	$25,882
8/31/2021	$25,682	$27,771	$26,620
9/30/2021	$24,856	$26,714	$25,426
10/31/2021	$26,118	$28,084	$27,145
11/30/2021	$24,534	$26,637	$26,732
12/31/2021	$24,938	$26,767	$27,785
1/31/2022	$21,821	$23,236	$26,150
2/28/2022	$21,516	$23,306	$25,491
3/31/2022	$21,767	$23,474	$26,318
4/30/2022	$19,564	$20,793	$23,956
5/31/2022	$19,008	$20,289	$23,924
6/30/2022	$17,647	$18,885	$21,923
7/31/2022	$19,295	$21,039	$23,979
8/31/2022	$19,062	$20,639	$23,084
9/30/2022	$17,611	$18,862	$20,944
10/31/2022	$19,008	$20,394	$22,661
11/30/2022	$19,205	$21,001	$23,844
12/31/2022	$18,292	$19,751	$22,448
1/31/2023	$19,886	$21,728	$23,994
2/28/2023	$19,743	$21,385	$23,433
3/31/2023	$19,564	$21,044	$24,060
4/30/2023	$19,134	$20,778	$24,316
5/31/2023	$18,972	$20,755	$24,411
6/30/2023	$20,513	$22,394	$26,078
7/31/2023	$21,301	$23,142	$27,013
8/31/2023	$20,406	$22,200	$26,491
9/30/2023	$19,152	$20,863	$25,229
10/31/2023	$17,593	$19,415	$24,560
11/30/2023	$19,295	$21,135	$26,851
12/31/2023	$21,158	$23,490	$28,275
1/31/2024	$20,764	$22,959	$28,588
2/29/2024	$22,233	$24,819	$30,136
3/31/2024	$22,681	$25,489	$31,108
4/30/2024	$20,854	$23,590	$29,739
5/31/2024	$21,481	$24,546	$31,144
6/30/2024	$21,194	$24,415	$32,108
7/31/2024	$22,251	$25,902	$32,705

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	4.46%	7.75%	8.94%
Class A with Load	(1.27%)	6.54%	8.33%
Russell 2500 Growth Index	11.93%	8.52%	9.98%
Russell 3000 Index TR (USD)	21.07%	14.23%	12.58%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 270,431,240		$ 270,431,240	$ 270,431,240	$ 270,431,240	$ 270,431,240
Holdings Count | Holding		346		346	346	346	346
Advisory Fees Paid, Amount		$ 2,028,692
InvestmentCompanyPortfolioTurnover		87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$270,431,240
# of Portfolio Holdings	346
Portfolio Turnover Rate	87%
Total Advisory Fees Paid (includes Administration Fees)	$2,028,692

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	24.8%
Health Care	24.2%
Industrials	21.6%
Consumer Discretionary	10.6%
Financials	7.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Kinsale Capital Group, Inc.	2.0%
Freshpet, Inc.	1.9
Grand Canyon Education, Inc.	1.8
SPS Commerce, Inc.	1.8
Medpace Holdings, Inc.	1.7

Material Fund Change [Text Block]
C000008159
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Small/Medium Co Growth Equity Investments
Class Name		Class P
Trading Symbol		PCSGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Small/Medium Co Growth Equity Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$111	1.08%

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within utilities and financials added value.

• On a stock level, Vertiv Holdings, Vistra Corp., and Medpace Holdings were among the top contributors.

• On a factor level, a tilt towards the momentum factor was rewarded.

What didn’t work:

• Security selection within information technology and consumer discretionary detracted.

• On a stock level, Five Below, DoubleVerify, and Paylocity were among the main detractors.

• On a factor level, a tilt towards below-benchmark market capitalization stocks detracted.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 2500 Growth Index	Russell 3000 Index TR (USD)
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,410	$10,549	$10,420
9/30/2014	$10,000	$10,087	$10,202
10/31/2014	$10,586	$10,531	$10,483
11/30/2014	$10,659	$10,706	$10,737
12/31/2014	$10,872	$10,842	$10,737
1/31/2015	$10,533	$10,675	$10,438
2/28/2015	$11,330	$11,461	$11,043
3/31/2015	$11,500	$11,649	$10,930
4/30/2015	$11,228	$11,406	$10,980
5/31/2015	$11,449	$11,758	$11,132
6/30/2015	$11,873	$11,720	$10,945
7/31/2015	$12,093	$11,859	$11,128
8/31/2015	$11,291	$11,028	$10,457
9/30/2015	$10,556	$10,425	$10,152
10/31/2015	$10,997	$10,970	$10,954
11/30/2015	$11,223	$11,218	$11,014
12/31/2015	$10,642	$10,822	$10,788
1/31/2016	$9,454	$9,752	$10,180
2/29/2016	$9,164	$9,781	$10,176
3/31/2016	$9,878	$10,534	$10,893
4/30/2016	$9,977	$10,635	$10,960
5/31/2016	$10,288	$10,899	$11,156
6/30/2016	$10,260	$10,818	$11,179
7/31/2016	$10,755	$11,461	$11,623
8/31/2016	$10,804	$11,541	$11,653
9/30/2016	$10,925	$11,574	$11,671
10/31/2016	$10,239	$10,970	$11,419
11/30/2016	$11,031	$11,769	$11,930
12/31/2016	$10,981	$11,875	$12,162
1/31/2017	$11,292	$12,156	$12,391
2/28/2017	$11,603	$12,525	$12,852
3/31/2017	$11,865	$12,617	$12,861
4/30/2017	$12,134	$12,839	$12,997
5/31/2017	$12,353	$12,845	$13,130
6/30/2017	$12,551	$13,137	$13,249
7/31/2017	$12,600	$13,312	$13,498
8/31/2017	$12,417	$13,338	$13,524
9/30/2017	$12,841	$13,896	$13,854
10/31/2017	$13,124	$14,268	$14,157
11/30/2017	$13,576	$14,739	$14,586
12/31/2017	$13,527	$14,779	$14,732
1/31/2018	$14,288	$15,516	$15,509
2/28/2018	$14,162	$15,007	$14,937
3/31/2018	$14,318	$15,130	$14,637
4/30/2018	$14,274	$15,034	$14,693
5/31/2018	$15,199	$15,834	$15,108
6/30/2018	$15,542	$15,966	$15,207
7/31/2018	$15,557	$16,265	$15,711
8/31/2018	$17,258	$17,364	$16,263
9/30/2018	$16,915	$17,111	$16,290
10/31/2018	$14,967	$15,055	$15,090
11/30/2018	$15,266	$15,340	$15,393
12/31/2018	$13,567	$13,675	$13,960
1/31/2019	$15,090	$15,304	$15,158
2/28/2019	$16,039	$16,312	$15,691
3/31/2019	$15,770	$16,272	$15,920
4/30/2019	$16,263	$16,841	$16,556
5/31/2019	$15,134	$15,722	$15,485
6/30/2019	$16,128	$16,946	$16,572
7/31/2019	$16,308	$17,210	$16,819
8/31/2019	$15,788	$16,721	$16,476
9/30/2019	$15,528	$16,407	$16,765
10/31/2019	$15,752	$16,828	$17,126
11/30/2019	$16,648	$17,974	$17,777
12/31/2019	$16,829	$18,141	$18,290
1/31/2020	$16,736	$18,160	$18,270
2/29/2020	$15,657	$16,929	$16,774
3/31/2020	$12,762	$13,929	$14,468
4/30/2020	$14,816	$16,162	$16,384
5/31/2020	$16,373	$17,850	$17,260
6/30/2020	$17,078	$18,507	$17,655
7/31/2020	$18,043	$19,520	$18,657
8/31/2020	$18,717	$20,398	$20,009
9/30/2020	$18,116	$20,242	$19,280
10/31/2020	$18,489	$20,480	$18,864
11/30/2020	$21,239	$23,463	$21,159
12/31/2020	$23,341	$25,482	$22,111
1/31/2021	$24,082	$26,194	$22,012
2/28/2021	$25,597	$27,017	$22,700
3/31/2021	$25,343	$26,116	$23,514
4/30/2021	$26,327	$27,033	$24,726
5/31/2021	$25,763	$26,282	$24,839
6/30/2021	$26,881	$27,692	$25,452
7/31/2021	$26,626	$27,093	$25,882
8/31/2021	$27,434	$27,771	$26,620
9/30/2021	$26,571	$26,714	$25,426
10/31/2021	$27,920	$28,084	$27,145
11/30/2021	$26,228	$26,637	$26,732
12/31/2021	$26,667	$26,767	$27,785
1/31/2022	$23,327	$23,236	$26,150
2/28/2022	$23,000	$23,306	$25,491
3/31/2022	$23,278	$23,474	$26,318
4/30/2022	$20,921	$20,793	$23,956
5/31/2022	$20,332	$20,289	$23,924
6/30/2022	$18,891	$18,885	$21,923
7/31/2022	$20,643	$21,039	$23,979
8/31/2022	$20,397	$20,639	$23,084
9/30/2022	$18,842	$18,862	$20,944
10/31/2022	$20,348	$20,394	$22,661
11/30/2022	$20,561	$21,001	$23,844
12/31/2022	$19,579	$19,751	$22,448
1/31/2023	$21,297	$21,728	$23,994
2/28/2023	$21,134	$21,385	$23,433
3/31/2023	$20,954	$21,044	$24,060
4/30/2023	$20,512	$20,778	$24,316
5/31/2023	$20,332	$20,755	$24,411
6/30/2023	$21,969	$22,394	$26,078
7/31/2023	$22,836	$23,142	$27,013
8/31/2023	$21,887	$22,200	$26,491
9/30/2023	$20,544	$20,863	$25,229
10/31/2023	$18,858	$19,415	$24,560
11/30/2023	$20,692	$21,135	$26,851
12/31/2023	$22,689	$23,490	$28,275
1/31/2024	$22,263	$22,959	$28,588
2/29/2024	$23,868	$24,819	$30,136
3/31/2024	$24,342	$25,489	$31,108
4/30/2024	$22,394	$23,590	$29,739
5/31/2024	$23,065	$24,546	$31,144
6/30/2024	$22,754	$24,415	$32,108
7/31/2024	$23,900	$25,902	$32,705

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class P	4.66%	7.95%	9.10%
Russell 2500 Growth Index	11.93%	8.52%	9.98%
Russell 3000 Index TR (USD)	21.07%	14.23%	12.58%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 270,431,240		$ 270,431,240	$ 270,431,240	$ 270,431,240	$ 270,431,240
Holdings Count | Holding		346		346	346	346	346
Advisory Fees Paid, Amount		$ 2,028,692
InvestmentCompanyPortfolioTurnover		87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$270,431,240
# of Portfolio Holdings	346
Portfolio Turnover Rate	87%
Total Advisory Fees Paid (includes Administration Fees)	$2,028,692

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	24.8%
Health Care	24.2%
Industrials	21.6%
Consumer Discretionary	10.6%
Financials	7.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Kinsale Capital Group, Inc.	2.0%
Freshpet, Inc.	1.9
Grand Canyon Education, Inc.	1.8
SPS Commerce, Inc.	1.8
Medpace Holdings, Inc.	1.7

Material Fund Change [Text Block]
C000008155
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Small/Medium Co Value Equity Investments
Class Name		Class A
Trading Symbol		PEVAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.29%

Expenses Paid, Amount		$ 137
Expense Ratio, Percent		1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within financials and consumer staples added value.

• On a sector level, allocation was positive due to underweights to communication services and real estate.

• On a stock level, Varonis Systems, Mohawk Industries, and Viper Energy were among the top contributors.

What didn’t work:

• Security selection within materials and consumer discretionary detracted.

• On a factor level, the underweight to price-to-book factor was a negative for performance.

• On a stock level, Treehouse Foods, Envista Holdings, and Leslie’s were among the top detractors.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class A with Load	Russell 2500 Value Index	Russell 3000 Index TR (USD)
7/31/2014	$9,451	$10,000	$10,000
8/31/2014	$9,850	$10,443	$10,420
9/30/2014	$9,327	$9,833	$10,202
10/31/2014	$9,614	$10,271	$10,483
11/30/2014	$9,781	$10,283	$10,737
12/31/2014	$9,878	$10,432	$10,737
1/31/2015	$9,493	$10,168	$10,438
2/28/2015	$10,068	$10,638	$11,043
3/31/2015	$10,312	$10,746	$10,930
4/30/2015	$10,175	$10,593	$10,980
5/31/2015	$10,326	$10,723	$11,132
6/30/2015	$10,336	$10,610	$10,945
7/31/2015	$10,146	$10,453	$11,128
8/31/2015	$9,619	$9,944	$10,457
9/30/2015	$9,210	$9,593	$10,152
10/31/2015	$9,887	$10,162	$10,954
11/30/2015	$10,107	$10,333	$11,014
12/31/2015	$9,565	$9,860	$10,788
1/31/2016	$8,909	$9,255	$10,180
2/29/2016	$8,969	$9,355	$10,176
3/31/2016	$9,800	$10,188	$10,893
4/30/2016	$9,909	$10,386	$10,960
5/31/2016	$10,100	$10,570	$11,156
6/30/2016	$9,942	$10,633	$11,179
7/31/2016	$10,308	$11,117	$11,623
8/31/2016	$10,543	$11,216	$11,653
9/30/2016	$10,516	$11,290	$11,671
10/31/2016	$10,270	$10,952	$11,419
11/30/2016	$11,385	$12,002	$11,930
12/31/2016	$11,733	$12,344	$12,162
1/31/2017	$11,789	$12,412	$12,391
2/28/2017	$12,051	$12,643	$12,852
3/31/2017	$11,966	$12,545	$12,861
4/30/2017	$11,909	$12,532	$12,997
5/31/2017	$11,602	$12,260	$13,130
6/30/2017	$11,846	$12,585	$13,249
7/31/2017	$11,880	$12,683	$13,498
8/31/2017	$11,721	$12,463	$13,524
9/30/2017	$12,273	$13,067	$13,854
10/31/2017	$12,312	$13,139	$14,157
11/30/2017	$12,653	$13,569	$14,586
12/31/2017	$12,811	$13,623	$14,732
1/31/2018	$13,104	$13,795	$15,509
2/28/2018	$12,473	$13,118	$14,937
3/31/2018	$12,467	$13,262	$14,637
4/30/2018	$12,511	$13,406	$14,693
5/31/2018	$13,034	$13,957	$15,108
6/30/2018	$13,123	$14,031	$15,207
7/31/2018	$13,416	$14,310	$15,711
8/31/2018	$13,767	$14,635	$16,263
9/30/2018	$13,537	$14,406	$16,290
10/31/2018	$12,154	$13,175	$15,090
11/30/2018	$12,275	$13,423	$15,393
12/31/2018	$10,659	$11,940	$13,960
1/31/2019	$11,805	$13,274	$15,158
2/28/2019	$12,385	$13,688	$15,691
3/31/2019	$12,256	$13,506	$15,920
4/30/2019	$12,890	$13,979	$16,556
5/31/2019	$11,751	$12,925	$15,485
6/30/2019	$12,495	$13,761	$16,572
7/31/2019	$12,788	$13,851	$16,819
8/31/2019	$12,181	$13,176	$16,476
9/30/2019	$12,665	$13,779	$16,765
10/31/2019	$12,720	$13,978	$17,126
11/30/2019	$12,952	$14,321	$17,777
12/31/2019	$13,390	$14,753	$18,290
1/31/2020	$12,950	$14,216	$18,270
2/29/2020	$11,734	$12,845	$16,774
3/31/2020	$8,787	$9,642	$14,468
4/30/2020	$10,140	$10,917	$16,384
5/31/2020	$10,786	$11,416	$17,260
6/30/2020	$11,102	$11,628	$17,655
7/31/2020	$11,597	$11,978	$18,657
8/31/2020	$12,009	$12,522	$20,009
9/30/2020	$11,322	$12,040	$19,280
10/31/2020	$11,858	$12,312	$18,864
11/30/2020	$14,035	$14,466	$21,159
12/31/2020	$14,978	$15,473	$22,111
1/31/2021	$15,392	$15,814	$22,012
2/28/2021	$16,752	$17,222	$22,700
3/31/2021	$17,601	$18,076	$23,514
4/30/2021	$18,423	$18,852	$24,726
5/31/2021	$18,761	$19,235	$24,839
6/30/2021	$18,581	$18,981	$25,452
7/31/2021	$18,174	$18,703	$25,882
8/31/2021	$18,423	$19,098	$26,620
9/30/2021	$17,857	$18,588	$25,426
10/31/2021	$18,236	$19,471	$27,145
11/30/2021	$17,712	$18,793	$26,732
12/31/2021	$18,800	$19,771	$27,785
1/31/2022	$17,925	$18,766	$26,150
2/28/2022	$18,095	$19,072	$25,491
3/31/2022	$18,176	$19,474	$26,318
4/30/2022	$17,018	$18,154	$23,956
5/31/2022	$17,342	$18,502	$23,924
6/30/2022	$15,730	$16,477	$21,923
7/31/2022	$17,099	$18,072	$23,979
8/31/2022	$16,751	$17,505	$23,084
9/30/2022	$15,163	$15,735	$20,944
10/31/2022	$16,913	$17,396	$22,661
11/30/2022	$17,358	$18,270	$23,844
12/31/2022	$16,275	$17,184	$22,448
1/31/2023	$17,775	$18,901	$23,994
2/28/2023	$17,415	$18,366	$23,433
3/31/2023	$16,305	$17,424	$24,060
4/30/2023	$16,085	$17,192	$24,316
5/31/2023	$15,465	$16,701	$24,411
6/30/2023	$16,665	$18,186	$26,078
7/31/2023	$17,595	$19,252	$27,013
8/31/2023	$17,165	$18,510	$26,491
9/30/2023	$16,355	$17,520	$25,229
10/31/2023	$15,525	$16,537	$24,560
11/30/2023	$16,805	$18,037	$26,851
12/31/2023	$18,279	$19,930	$28,275
1/31/2024	$17,817	$19,371	$28,588
2/29/2024	$18,651	$20,148	$30,136
3/31/2024	$19,355	$21,140	$31,108
4/30/2024	$18,149	$19,811	$29,739
5/31/2024	$18,923	$20,646	$31,144
6/30/2024	$18,410	$20,230	$32,108
7/31/2024	$19,687	$21,868	$32,705

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	11.89%	9.01%	7.61%
Class A with Load	5.76%	7.79%	7.01%
Russell 2500 Value Index	13.59%	9.56%	8.14%
Russell 3000 Index TR (USD)	21.07%	14.23%	12.58%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date			Jul. 31, 2023
AssetsNet		$ 303,113,655		$ 303,113,655	$ 303,113,655	$ 303,113,655	$ 303,113,655
Holdings Count | Holding		180		180	180	180	180
Advisory Fees Paid, Amount		$ 2,167,047
InvestmentCompanyPortfolioTurnover		119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$303,113,655
# of Portfolio Holdings	180
Portfolio Turnover Rate	119%
Total Advisory Fees Paid (includes Administration Fees)	$2,167,047

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Industrials	26.7%
Financials	17.5%
Consumer Discretionary	14.8%
Information Technology	8.6%
Materials	7.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Mohawk Industries, Inc.	1.9%
CACI International, Inc., Class A	1.4
ManpowerGroup, Inc.	1.3
Tapestry, Inc.	1.2
Korn Ferry	1.1

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”) (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) terminated Huber Capital Management, LLC effective as of the close of business on December 19, 2023. In addition, at the recommendation of UBS AM , the Board appointed Victory Capital Management Inc., through its business unit branded as Integrity Asset Management (“Victory”), and ARGA Investment Management, LP (“ARGA”) to serve as new subadvisors. Each assumed investment advisory responsibility with respect to a separate portion of the portfolio effective December 19, 2023.

Additionally, at the recommendation of UBS AM, the Board terminated Sapience Investments LLC (“Sapience”) effective as of the close of business on May 14, 2024. The portion that Sapience had been managing was redistributed to other existing sub-advisors within the fund.

Material Fund Change Adviser [Text Block]

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”) (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) terminated Huber Capital Management, LLC effective as of the close of business on December 19, 2023. In addition, at the recommendation of UBS AM , the Board appointed Victory Capital Management Inc., through its business unit branded as Integrity Asset Management (“Victory”), and ARGA Investment Management, LP (“ARGA”) to serve as new subadvisors. Each assumed investment advisory responsibility with respect to a separate portion of the portfolio effective December 19, 2023.

Additionally, at the recommendation of UBS AM, the Board terminated Sapience Investments LLC (“Sapience”) effective as of the close of business on May 14, 2024. The portion that Sapience had been managing was redistributed to other existing sub-advisors within the fund.

Summary of Change Legend [Text Block]		The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.
C000008154
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Small/Medium Co Value Equity Investments
Class Name		Class P
Trading Symbol		PCSVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$110	1.04%

Expenses Paid, Amount		$ 110
Expense Ratio, Percent		1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within financials and consumer staples added value.

• On a sector level, allocation was positive due to underweights to communication services and real estate.

• On a stock level, Varonis Systems, Mohawk Industries, and Viper Energy were among the top contributors.

What didn’t work:

• Security selection within materials and consumer discretionary detracted.

• On a factor level, the underweight to price-to-book factor was a negative for performance.

• On a stock level, Treehouse Foods, Envista Holdings, and Leslie’s were among the top detractors.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 2500 Value Index	Russell 3000 Index TR (USD)
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,426	$10,443	$10,420
9/30/2014	$9,871	$9,833	$10,202
10/31/2014	$10,177	$10,271	$10,483
11/30/2014	$10,359	$10,283	$10,737
12/31/2014	$10,462	$10,432	$10,737
1/31/2015	$10,053	$10,168	$10,438
2/28/2015	$10,664	$10,638	$11,043
3/31/2015	$10,921	$10,746	$10,930
4/30/2015	$10,780	$10,593	$10,980
5/31/2015	$10,941	$10,723	$11,132
6/30/2015	$10,951	$10,610	$10,945
7/31/2015	$10,749	$10,453	$11,128
8/31/2015	$10,199	$9,944	$10,457
9/30/2015	$9,765	$9,593	$10,152
10/31/2015	$10,482	$10,162	$10,954
11/30/2015	$10,714	$10,333	$11,014
12/31/2015	$10,142	$9,860	$10,788
1/31/2016	$9,447	$9,255	$10,180
2/29/2016	$9,515	$9,355	$10,176
3/31/2016	$10,397	$10,188	$10,893
4/30/2016	$10,510	$10,386	$10,960
5/31/2016	$10,713	$10,570	$11,156
6/30/2016	$10,549	$10,633	$11,179
7/31/2016	$10,939	$11,117	$11,623
8/31/2016	$11,188	$11,216	$11,653
9/30/2016	$11,160	$11,290	$11,671
10/31/2016	$10,900	$10,952	$11,419
11/30/2016	$12,087	$12,002	$11,930
12/31/2016	$12,460	$12,344	$12,162
1/31/2017	$12,519	$12,412	$12,391
2/28/2017	$12,795	$12,643	$12,852
3/31/2017	$12,707	$12,545	$12,861
4/30/2017	$12,654	$12,532	$12,997
5/31/2017	$12,325	$12,260	$13,130
6/30/2017	$12,589	$12,585	$13,249
7/31/2017	$12,625	$12,683	$13,498
8/31/2017	$12,454	$12,463	$13,524
9/30/2017	$13,042	$13,067	$13,854
10/31/2017	$13,083	$13,139	$14,157
11/30/2017	$13,454	$13,569	$14,586
12/31/2017	$13,624	$13,623	$14,732
1/31/2018	$13,939	$13,795	$15,509
2/28/2018	$13,268	$13,118	$14,937
3/31/2018	$13,262	$13,262	$14,637
4/30/2018	$13,314	$13,406	$14,693
5/31/2018	$13,867	$13,957	$15,108
6/30/2018	$13,966	$14,031	$15,207
7/31/2018	$14,275	$14,310	$15,711
8/31/2018	$14,657	$14,635	$16,263
9/30/2018	$14,413	$14,406	$16,290
10/31/2018	$12,946	$13,175	$15,090
11/30/2018	$13,071	$13,423	$15,393
12/31/2018	$11,352	$11,940	$13,960
1/31/2019	$12,578	$13,274	$15,158
2/28/2019	$13,190	$13,688	$15,691
3/31/2019	$13,064	$13,506	$15,920
4/30/2019	$13,733	$13,979	$16,556
5/31/2019	$12,521	$12,925	$15,485
6/30/2019	$13,317	$13,761	$16,572
7/31/2019	$13,634	$13,851	$16,819
8/31/2019	$12,993	$13,176	$16,476
9/30/2019	$13,507	$13,779	$16,765
10/31/2019	$13,571	$13,978	$17,126
11/30/2019	$13,817	$14,321	$17,777
12/31/2019	$14,280	$14,753	$18,290
1/31/2020	$13,826	$14,216	$18,270
2/29/2020	$12,526	$12,845	$16,774
3/31/2020	$9,381	$9,642	$14,468
4/30/2020	$10,822	$10,917	$16,384
5/31/2020	$11,518	$11,416	$17,260
6/30/2020	$11,859	$11,628	$17,655
7/31/2020	$12,391	$11,978	$18,657
8/31/2020	$12,832	$12,522	$20,009
9/30/2020	$12,100	$12,040	$19,280
10/31/2020	$12,675	$12,312	$18,864
11/30/2020	$15,005	$14,466	$21,159
12/31/2020	$16,011	$15,473	$22,111
1/31/2021	$16,461	$15,814	$22,012
2/28/2021	$17,912	$17,222	$22,700
3/31/2021	$18,826	$18,076	$23,514
4/30/2021	$19,705	$18,852	$24,726
5/31/2021	$20,069	$19,235	$24,839
6/30/2021	$19,884	$18,981	$25,452
7/31/2021	$19,448	$18,703	$25,882
8/31/2021	$19,719	$19,098	$26,620
9/30/2021	$19,112	$18,588	$25,426
10/31/2021	$19,526	$19,471	$27,145
11/30/2021	$18,969	$18,793	$26,732
12/31/2021	$20,127	$19,771	$27,785
1/31/2022	$19,200	$18,766	$26,150
2/28/2022	$19,384	$19,072	$25,491
3/31/2022	$19,468	$19,474	$26,318
4/30/2022	$18,232	$18,154	$23,956
5/31/2022	$18,582	$18,502	$23,924
6/30/2022	$16,854	$16,477	$21,923
7/31/2022	$18,323	$18,072	$23,979
8/31/2022	$17,956	$17,505	$23,084
9/30/2022	$16,261	$15,735	$20,944
10/31/2022	$18,131	$17,396	$22,661
11/30/2022	$18,616	$18,270	$23,844
12/31/2022	$17,451	$17,184	$22,448
1/31/2023	$19,069	$18,901	$23,994
2/28/2023	$18,690	$18,366	$23,433
3/31/2023	$17,502	$17,424	$24,060
4/30/2023	$17,267	$17,192	$24,316
5/31/2023	$16,611	$16,701	$24,411
6/30/2023	$17,902	$18,186	$26,078
7/31/2023	$18,895	$19,252	$27,013
8/31/2023	$18,444	$18,510	$26,491
9/30/2023	$17,574	$17,520	$25,229
10/31/2023	$16,683	$16,537	$24,560
11/30/2023	$18,055	$18,037	$26,851
12/31/2023	$19,646	$19,930	$28,275
1/31/2024	$19,161	$19,371	$28,588
2/29/2024	$20,058	$20,148	$30,136
3/31/2024	$20,822	$21,140	$31,108
4/30/2024	$19,522	$19,811	$29,739
5/31/2024	$20,368	$20,646	$31,144
6/30/2024	$19,821	$20,230	$32,108
7/31/2024	$21,193	$21,868	$32,705

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class P	12.16%	9.22%	7.80%
Russell 2500 Value Index	13.59%	9.56%	8.14%
Russell 3000 Index TR (USD)	21.07%	14.23%	12.58%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date			Jul. 31, 2023
AssetsNet		$ 303,113,655		$ 303,113,655	$ 303,113,655	$ 303,113,655	$ 303,113,655
Holdings Count | Holding		180		180	180	180	180
Advisory Fees Paid, Amount		$ 2,167,047
InvestmentCompanyPortfolioTurnover		119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$303,113,655
# of Portfolio Holdings	180
Portfolio Turnover Rate	119%
Total Advisory Fees Paid (includes Administration Fees)	$2,167,047

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Industrials	26.7%
Financials	17.5%
Consumer Discretionary	14.8%
Information Technology	8.6%
Materials	7.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Mohawk Industries, Inc.	1.9%
CACI International, Inc., Class A	1.4
ManpowerGroup, Inc.	1.3
Tapestry, Inc.	1.2
Korn Ferry	1.1

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”) (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) terminated Huber Capital Management, LLC effective as of the close of business on December 19, 2023. In addition, at the recommendation of UBS AM , the Board appointed Victory Capital Management Inc., through its business unit branded as Integrity Asset Management (“Victory”), and ARGA Investment Management, LP (“ARGA”) to serve as new subadvisors. Each assumed investment advisory responsibility with respect to a separate portion of the portfolio effective December 19, 2023.

Additionally, at the recommendation of UBS AM, the Board terminated Sapience Investments LLC (“Sapience”) effective as of the close of business on May 14, 2024. The portion that Sapience had been managing was redistributed to other existing sub-advisors within the fund.

Material Fund Change Adviser [Text Block]

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”) (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) terminated Huber Capital Management, LLC effective as of the close of business on December 19, 2023. In addition, at the recommendation of UBS AM , the Board appointed Victory Capital Management Inc., through its business unit branded as Integrity Asset Management (“Victory”), and ARGA Investment Management, LP (“ARGA”) to serve as new subadvisors. Each assumed investment advisory responsibility with respect to a separate portion of the portfolio effective December 19, 2023.

Additionally, at the recommendation of UBS AM, the Board terminated Sapience Investments LLC (“Sapience”) effective as of the close of business on May 14, 2024. The portion that Sapience had been managing was redistributed to other existing sub-advisors within the fund.

Summary of Change Legend [Text Block]		The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.
C000008158
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Small/Medium Co Value Equity Investments
Class Name		Class Y
Trading Symbol		PVEYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$110	1.04%

Expenses Paid, Amount		$ 110
Expense Ratio, Percent		1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within financials and consumer staples added value.

• On a sector level, allocation was positive due to underweights to communication services and real estate.

• On a stock level, Varonis Systems, Mohawk Industries, and Viper Energy were among the top contributors.

What didn’t work:

• Security selection within materials and consumer discretionary detracted.

• On a factor level, the underweight to price-to-book factor was a negative for performance.

• On a stock level, Treehouse Foods, Envista Holdings, and Leslie’s were among the top detractors.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class Y	Russell 2500 Value Index	Russell 3000 Index TR (USD)
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,422	$10,443	$10,420
9/30/2014	$9,868	$9,833	$10,202
10/31/2014	$10,176	$10,271	$10,483
11/30/2014	$10,356	$10,283	$10,737
12/31/2014	$10,457	$10,432	$10,737
1/31/2015	$10,052	$10,168	$10,438
2/28/2015	$10,662	$10,638	$11,043
3/31/2015	$10,917	$10,746	$10,930
4/30/2015	$10,777	$10,593	$10,980
5/31/2015	$10,937	$10,723	$11,132
6/30/2015	$10,947	$10,610	$10,945
7/31/2015	$10,747	$10,453	$11,128
8/31/2015	$10,192	$9,944	$10,457
9/30/2015	$9,761	$9,593	$10,152
10/31/2015	$10,477	$10,162	$10,954
11/30/2015	$10,712	$10,333	$11,014
12/31/2015	$10,141	$9,860	$10,788
1/31/2016	$9,447	$9,255	$10,180
2/29/2016	$9,509	$9,355	$10,176
3/31/2016	$10,393	$10,188	$10,893
4/30/2016	$10,511	$10,386	$10,960
5/31/2016	$10,712	$10,570	$11,156
6/30/2016	$10,544	$10,633	$11,179
7/31/2016	$10,942	$11,117	$11,623
8/31/2016	$11,188	$11,216	$11,653
9/30/2016	$11,160	$11,290	$11,671
10/31/2016	$10,897	$10,952	$11,419
11/30/2016	$12,083	$12,002	$11,930
12/31/2016	$12,458	$12,344	$12,162
1/31/2017	$12,516	$12,412	$12,391
2/28/2017	$12,790	$12,643	$12,852
3/31/2017	$12,702	$12,545	$12,861
4/30/2017	$12,644	$12,532	$12,997
5/31/2017	$12,319	$12,260	$13,130
6/30/2017	$12,580	$12,585	$13,249
7/31/2017	$12,621	$12,683	$13,498
8/31/2017	$12,447	$12,463	$13,524
9/30/2017	$13,034	$13,067	$13,854
10/31/2017	$13,080	$13,139	$14,157
11/30/2017	$13,446	$13,569	$14,586
12/31/2017	$13,619	$13,623	$14,732
1/31/2018	$13,937	$13,795	$15,509
2/28/2018	$13,268	$13,118	$14,937
3/31/2018	$13,268	$13,262	$14,637
4/30/2018	$13,320	$13,406	$14,693
5/31/2018	$13,879	$13,957	$15,108
6/30/2018	$13,976	$14,031	$15,207
7/31/2018	$14,295	$14,310	$15,711
8/31/2018	$14,678	$14,635	$16,263
9/30/2018	$14,431	$14,406	$16,290
10/31/2018	$12,963	$13,175	$15,090
11/30/2018	$13,093	$13,423	$15,393
12/31/2018	$11,371	$11,940	$13,960
1/31/2019	$12,596	$13,274	$15,158
2/28/2019	$13,215	$13,688	$15,691
3/31/2019	$13,083	$13,506	$15,920
4/30/2019	$13,758	$13,979	$16,556
5/31/2019	$12,547	$12,925	$15,485
6/30/2019	$13,347	$13,761	$16,572
7/31/2019	$13,660	$13,851	$16,819
8/31/2019	$13,020	$13,176	$16,476
9/30/2019	$13,535	$13,779	$16,765
10/31/2019	$13,598	$13,978	$17,126
11/30/2019	$13,848	$14,321	$17,777
12/31/2019	$14,315	$14,753	$18,290
1/31/2020	$13,852	$14,216	$18,270
2/29/2020	$12,553	$12,845	$16,774
3/31/2020	$9,401	$9,642	$14,468
4/30/2020	$10,847	$10,917	$16,384
5/31/2020	$11,542	$11,416	$17,260
6/30/2020	$11,886	$11,628	$17,655
7/31/2020	$12,420	$11,978	$18,657
8/31/2020	$12,862	$12,522	$20,009
9/30/2020	$12,125	$12,040	$19,280
10/31/2020	$12,701	$12,312	$18,864
11/30/2020	$15,039	$14,466	$21,159
12/31/2020	$16,050	$15,473	$22,111
1/31/2021	$16,495	$15,814	$22,012
2/28/2021	$17,950	$17,222	$22,700
3/31/2021	$18,868	$18,076	$23,514
4/30/2021	$19,751	$18,852	$24,726
5/31/2021	$20,118	$19,235	$24,839
6/30/2021	$19,927	$18,981	$25,452
7/31/2021	$19,496	$18,703	$25,882
8/31/2021	$19,765	$19,098	$26,620
9/30/2021	$19,157	$18,588	$25,426
10/31/2021	$19,574	$19,471	$27,145
11/30/2021	$19,009	$18,793	$26,732
12/31/2021	$20,182	$19,771	$27,785
1/31/2022	$19,251	$18,766	$26,150
2/28/2022	$19,432	$19,072	$25,491
3/31/2022	$19,523	$19,474	$26,318
4/30/2022	$18,279	$18,154	$23,956
5/31/2022	$18,641	$18,502	$23,924
6/30/2022	$16,903	$16,477	$21,923
7/31/2022	$18,378	$18,072	$23,979
8/31/2022	$18,015	$17,505	$23,084
9/30/2022	$16,310	$15,735	$20,944
10/31/2022	$18,188	$17,396	$22,661
11/30/2022	$18,674	$18,270	$23,844
12/31/2022	$17,506	$17,184	$22,448
1/31/2023	$19,127	$18,901	$23,994
2/28/2023	$18,744	$18,366	$23,433
3/31/2023	$17,546	$17,424	$24,060
4/30/2023	$17,314	$17,192	$24,316
5/31/2023	$16,659	$16,701	$24,411
6/30/2023	$17,949	$18,186	$26,078
7/31/2023	$18,946	$19,252	$27,013
8/31/2023	$18,503	$18,510	$26,491
9/30/2023	$17,626	$17,520	$25,229
10/31/2023	$16,730	$16,537	$24,560
11/30/2023	$18,110	$18,037	$26,851
12/31/2023	$19,712	$19,930	$28,275
1/31/2024	$19,215	$19,371	$28,588
2/29/2024	$20,118	$20,148	$30,136
3/31/2024	$20,889	$21,140	$31,108
4/30/2024	$19,580	$19,811	$29,739
5/31/2024	$20,422	$20,646	$31,144
6/30/2024	$19,885	$20,230	$32,108
7/31/2024	$21,264	$21,868	$32,705

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	12.23%	9.25%	7.84%
Russell 2500 Value Index	13.59%	9.56%	8.14%
Russell 3000 Index TR (USD)	21.07%	14.23%	12.58%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date			Jul. 31, 2023
AssetsNet		$ 303,113,655		$ 303,113,655	$ 303,113,655	$ 303,113,655	$ 303,113,655
Holdings Count | Holding		180		180	180	180	180
Advisory Fees Paid, Amount		$ 2,167,047
InvestmentCompanyPortfolioTurnover		119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$303,113,655
# of Portfolio Holdings	180
Portfolio Turnover Rate	119%
Total Advisory Fees Paid (includes Administration Fees)	$2,167,047

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Industrials	26.7%
Financials	17.5%
Consumer Discretionary	14.8%
Information Technology	8.6%
Materials	7.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Mohawk Industries, Inc.	1.9%
CACI International, Inc., Class A	1.4
ManpowerGroup, Inc.	1.3
Tapestry, Inc.	1.2
Korn Ferry	1.1

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”) (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) terminated Huber Capital Management, LLC effective as of the close of business on December 19, 2023. In addition, at the recommendation of UBS AM , the Board appointed Victory Capital Management Inc., through its business unit branded as Integrity Asset Management (“Victory”), and ARGA Investment Management, LP (“ARGA”) to serve as new subadvisors. Each assumed investment advisory responsibility with respect to a separate portion of the portfolio effective December 19, 2023.

Additionally, at the recommendation of UBS AM, the Board terminated Sapience Investments LLC (“Sapience”) effective as of the close of business on May 14, 2024. The portion that Sapience had been managing was redistributed to other existing sub-advisors within the fund.

Material Fund Change Adviser [Text Block]

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”) (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) terminated Huber Capital Management, LLC effective as of the close of business on December 19, 2023. In addition, at the recommendation of UBS AM , the Board appointed Victory Capital Management Inc., through its business unit branded as Integrity Asset Management (“Victory”), and ARGA Investment Management, LP (“ARGA”) to serve as new subadvisors. Each assumed investment advisory responsibility with respect to a separate portion of the portfolio effective December 19, 2023.

Additionally, at the recommendation of UBS AM, the Board terminated Sapience Investments LLC (“Sapience”) effective as of the close of business on May 14, 2024. The portion that Sapience had been managing was redistributed to other existing sub-advisors within the fund.

Summary of Change Legend [Text Block]		The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.
C000007360
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Strategic Fixed Income Investments
Class Name		Class A
Trading Symbol		PBNAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.90%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocations to several strong-performing segments of the market, including corporate loans, asset-backed securities (ABS), high yield corporate bonds, commercial mortgage-backed securities (CMBS), and investment-grade corporate bonds contributed to performance.

• Security selection in high yield corporate bonds issued by midstream energy companies, technology companies and electric utilities alongside selection within investment-grade corporate bonds issued by life insurers, and consumer cyclical services companies’ corporate loans contributed to results over the reporting period.

• Duration and curve positioning contributed to performance

What didn’t work:

• Relative selection results were weakest in investment-grade corporate bonds issued by banks, specialty real estate investment trusts (REITs), electric utilities, and healthcare corporate loans.

• Some CMBS single asset single borrower (SASB) names detracted from performance.

• Allocation to emerging market local currency bonds and curve positioning in Latin America, specifically Brazil and Mexico, detracted from performance.

During the reporting period, the portfolio utilized derivatives including currency forwards, interest rate futures, credit default swaps, and mortgage TBAs.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class A with Load	Bloomberg US Aggregate Bond Index	Bloomberg US Government/Credit Index
7/31/2014	$9,626	$10,000	$10,000
8/31/2014	$9,732	$10,110	$10,120
9/30/2014	$9,633	$10,042	$10,028
10/31/2014	$9,722	$10,140	$10,128
11/30/2014	$9,803	$10,212	$10,203
12/31/2014	$9,798	$10,222	$10,211
1/31/2015	$10,059	$10,436	$10,480
2/28/2015	$9,992	$10,338	$10,347
3/31/2015	$10,033	$10,386	$10,399
4/30/2015	$9,963	$10,349	$10,343
5/31/2015	$9,943	$10,324	$10,308
6/30/2015	$9,831	$10,211	$10,180
7/31/2015	$9,885	$10,282	$10,255
8/31/2015	$9,805	$10,268	$10,231
9/30/2015	$9,767	$10,337	$10,302
10/31/2015	$9,846	$10,339	$10,303
11/30/2015	$9,815	$10,311	$10,270
12/31/2015	$9,755	$10,278	$10,226
1/31/2016	$9,814	$10,420	$10,370
2/29/2016	$9,824	$10,494	$10,458
3/31/2016	$10,020	$10,590	$10,580
4/30/2016	$10,093	$10,630	$10,631
5/31/2016	$10,104	$10,633	$10,629
6/30/2016	$10,277	$10,824	$10,863
7/31/2016	$10,423	$10,893	$10,949
8/31/2016	$10,431	$10,880	$10,927
9/30/2016	$10,438	$10,874	$10,906
10/31/2016	$10,369	$10,791	$10,801
11/30/2016	$10,086	$10,535	$10,515
12/31/2016	$10,145	$10,550	$10,537
1/31/2017	$10,229	$10,571	$10,566
2/28/2017	$10,326	$10,642	$10,647
3/31/2017	$10,332	$10,636	$10,638
4/30/2017	$10,414	$10,719	$10,725
5/31/2017	$10,510	$10,801	$10,815
6/30/2017	$10,525	$10,790	$10,818
7/31/2017	$10,591	$10,837	$10,863
8/31/2017	$10,704	$10,934	$10,967
9/30/2017	$10,672	$10,882	$10,905
10/31/2017	$10,664	$10,888	$10,914
11/30/2017	$10,626	$10,874	$10,902
12/31/2017	$10,680	$10,924	$10,958
1/31/2018	$10,578	$10,798	$10,832
2/28/2018	$10,477	$10,696	$10,715
3/31/2018	$10,516	$10,764	$10,785
4/30/2018	$10,423	$10,684	$10,694
5/31/2018	$10,456	$10,761	$10,771
6/30/2018	$10,446	$10,747	$10,750
7/31/2018	$10,497	$10,750	$10,758
8/31/2018	$10,546	$10,819	$10,828
9/30/2018	$10,501	$10,749	$10,756
10/31/2018	$10,443	$10,664	$10,663
11/30/2018	$10,439	$10,728	$10,713
12/31/2018	$10,528	$10,925	$10,913
1/31/2019	$10,710	$11,041	$11,041
2/28/2019	$10,751	$11,035	$11,034
3/31/2019	$10,934	$11,247	$11,268
4/30/2019	$10,972	$11,250	$11,274
5/31/2019	$11,139	$11,449	$11,496
6/30/2019	$11,308	$11,593	$11,666
7/31/2019	$11,304	$11,619	$11,683
8/31/2019	$11,665	$11,920	$12,065
9/30/2019	$11,586	$11,856	$11,973
10/31/2019	$11,629	$11,892	$12,007
11/30/2019	$11,607	$11,886	$11,996
12/31/2019	$11,591	$11,878	$11,972
1/31/2020	$11,877	$12,106	$12,258
2/29/2020	$12,026	$12,324	$12,514
3/31/2020	$11,599	$12,251	$12,375
4/30/2020	$11,892	$12,469	$12,651
5/31/2020	$12,049	$12,527	$12,724
6/30/2020	$12,224	$12,606	$12,835
7/31/2020	$12,498	$12,795	$13,093
8/31/2020	$12,435	$12,691	$12,941
9/30/2020	$12,421	$12,684	$12,935
10/31/2020	$12,368	$12,628	$12,857
11/30/2020	$12,602	$12,752	$13,029
12/31/2020	$12,645	$12,769	$13,041
1/31/2021	$12,563	$12,678	$12,905
2/28/2021	$12,376	$12,495	$12,678
3/31/2021	$12,216	$12,338	$12,482
4/30/2021	$12,337	$12,436	$12,592
5/31/2021	$12,388	$12,477	$12,657
6/30/2021	$12,525	$12,564	$12,785
7/31/2021	$12,654	$12,705	$12,954
8/31/2021	$12,649	$12,681	$12,927
9/30/2021	$12,529	$12,571	$12,789
10/31/2021	$12,534	$12,567	$12,796
11/30/2021	$12,527	$12,604	$12,854
12/31/2021	$12,523	$12,572	$12,813
1/31/2022	$12,256	$12,301	$12,500
2/28/2022	$12,078	$12,164	$12,353
3/31/2022	$11,732	$11,826	$12,001
4/30/2022	$11,266	$11,377	$11,526
5/31/2022	$11,278	$11,451	$11,581
6/30/2022	$10,992	$11,271	$11,397
7/31/2022	$11,268	$11,547	$11,644
8/31/2022	$10,999	$11,220	$11,340
9/30/2022	$10,543	$10,735	$10,878
10/31/2022	$10,431	$10,596	$10,743
11/30/2022	$10,810	$10,986	$11,126
12/31/2022	$10,755	$10,937	$11,073
1/31/2023	$11,176	$11,273	$11,407
2/28/2023	$10,906	$10,982	$11,111
3/31/2023	$11,106	$11,260	$11,424
4/30/2023	$11,194	$11,329	$11,496
5/31/2023	$11,066	$11,205	$11,354
6/30/2023	$11,083	$11,165	$11,318
7/31/2023	$11,121	$11,158	$11,309
8/31/2023	$11,073	$11,086	$11,242
9/30/2023	$10,821	$10,805	$10,979
10/31/2023	$10,648	$10,634	$10,822
11/30/2023	$11,150	$11,116	$11,291
12/31/2023	$11,598	$11,541	$11,707
1/31/2024	$11,613	$11,510	$11,679
2/29/2024	$11,494	$11,347	$11,521
3/31/2024	$11,630	$11,452	$11,622
4/30/2024	$11,371	$11,162	$11,346
5/31/2024	$11,573	$11,352	$11,527
6/30/2024	$11,681	$11,459	$11,628
7/31/2024	$11,938	$11,727	$11,888

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	7.34%	1.10%	2.18%
Class A with Load	3.35%	0.33%	1.79%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%
Bloomberg US Government/Credit Index	5.12%	0.35%	1.74%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 443,875,694		$ 443,875,694	$ 443,875,694	$ 443,875,694	$ 443,875,694
Holdings Count | Holding		1,309		1,309	1,309	1,309	1,309
Advisory Fees Paid, Amount		$ 1,873,067
InvestmentCompanyPortfolioTurnover		190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$443,875,694
# of Portfolio Holdings	1,309
Portfolio Turnover Rate	190%
Total Advisory Fees Paid (includes Administration Fees)	$1,873,067

Holdings [Text Block]

Top 5 Asset Classes (%)

Value	Value
Corporate bonds	46.6%
Asset-backed securities	16.6%
U.S. Treasury obligations	11.0%
U.S. government agency obligations	10.7%
Mortgage-backed securities	10.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.500%	2.3%
U.S. Treasury Bonds, 3.250%, due 05/15/42	2.1
U.S. Treasury Bonds, 3.625%, due 02/15/53	2.1
U.S. Treasury Notes, 4.125%, due 03/31/29	1.6
Uniform Mortgage-Backed Security, TBA, 5.000%	1.2

Material Fund Change [Text Block]
C000007359
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Strategic Fixed Income Investments
Class Name		Class P
Trading Symbol		PCSIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$67	0.65%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocations to several strong-performing segments of the market, including corporate loans, asset-backed securities (ABS), high yield corporate bonds, commercial mortgage-backed securities (CMBS), and investment-grade corporate bonds contributed to performance.

• Security selection in high yield corporate bonds issued by midstream energy companies, technology companies and electric utilities alongside selection within investment-grade corporate bonds issued by life insurers, and consumer cyclical services companies’ corporate loans contributed to results over the reporting period.

• Duration and curve positioning contributed to performance

What didn’t work:

• Relative selection results were weakest in investment-grade corporate bonds issued by banks, specialty real estate investment trusts (REITs), electric utilities, and healthcare corporate loans.

• Some CMBS single asset single borrower (SASB) names detracted from performance.

• Allocation to emerging market local currency bonds and curve positioning in Latin America, specifically Brazil and Mexico, detracted from performance.

During the reporting period, the portfolio utilized derivatives including currency forwards, interest rate futures, credit default swaps, and mortgage TBAs.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg US Aggregate Bond Index	Bloomberg US Government/Credit Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,112	$10,110	$10,120
9/30/2014	$10,004	$10,042	$10,028
10/31/2014	$10,098	$10,140	$10,128
11/30/2014	$10,185	$10,212	$10,203
12/31/2014	$10,192	$10,222	$10,211
1/31/2015	$10,466	$10,436	$10,480
2/28/2015	$10,401	$10,338	$10,347
3/31/2015	$10,446	$10,386	$10,399
4/30/2015	$10,376	$10,349	$10,343
5/31/2015	$10,349	$10,324	$10,308
6/30/2015	$10,233	$10,211	$10,180
7/31/2015	$10,291	$10,282	$10,255
8/31/2015	$10,209	$10,268	$10,231
9/30/2015	$10,173	$10,337	$10,302
10/31/2015	$10,257	$10,339	$10,303
11/30/2015	$10,227	$10,311	$10,270
12/31/2015	$10,167	$10,278	$10,226
1/31/2016	$10,231	$10,420	$10,370
2/29/2016	$10,243	$10,494	$10,458
3/31/2016	$10,457	$10,590	$10,580
4/30/2016	$10,527	$10,630	$10,631
5/31/2016	$10,540	$10,633	$10,629
6/30/2016	$10,722	$10,824	$10,863
7/31/2016	$10,875	$10,893	$10,949
8/31/2016	$10,894	$10,880	$10,927
9/30/2016	$10,896	$10,874	$10,906
10/31/2016	$10,826	$10,791	$10,801
11/30/2016	$10,532	$10,535	$10,515
12/31/2016	$10,605	$10,550	$10,537
1/31/2017	$10,687	$10,571	$10,566
2/28/2017	$10,790	$10,642	$10,647
3/31/2017	$10,798	$10,636	$10,638
4/30/2017	$10,887	$10,719	$10,725
5/31/2017	$10,989	$10,801	$10,815
6/30/2017	$11,015	$10,790	$10,818
7/31/2017	$11,086	$10,837	$10,863
8/31/2017	$11,199	$10,934	$10,967
9/30/2017	$11,167	$10,882	$10,905
10/31/2017	$11,162	$10,888	$10,914
11/30/2017	$11,124	$10,874	$10,902
12/31/2017	$11,183	$10,924	$10,958
1/31/2018	$11,079	$10,798	$10,832
2/28/2018	$10,975	$10,696	$10,715
3/31/2018	$11,018	$10,764	$10,785
4/30/2018	$10,923	$10,684	$10,694
5/31/2018	$10,968	$10,761	$10,771
6/30/2018	$10,960	$10,747	$10,750
7/31/2018	$11,007	$10,750	$10,758
8/31/2018	$11,062	$10,819	$10,828
9/30/2018	$11,025	$10,749	$10,756
10/31/2018	$10,957	$10,664	$10,663
11/30/2018	$10,955	$10,728	$10,713
12/31/2018	$11,051	$10,925	$10,913
1/31/2019	$11,245	$11,041	$11,041
2/28/2019	$11,290	$11,035	$11,034
3/31/2019	$11,485	$11,247	$11,268
4/30/2019	$11,527	$11,250	$11,274
5/31/2019	$11,714	$11,449	$11,496
6/30/2019	$11,885	$11,593	$11,666
7/31/2019	$11,892	$11,619	$11,683
8/31/2019	$12,266	$11,920	$12,065
9/30/2019	$12,185	$11,856	$11,973
10/31/2019	$12,233	$11,892	$12,007
11/30/2019	$12,212	$11,886	$11,996
12/31/2019	$12,198	$11,878	$11,972
1/31/2020	$12,502	$12,106	$12,258
2/29/2020	$12,661	$12,324	$12,514
3/31/2020	$12,224	$12,251	$12,375
4/30/2020	$12,525	$12,469	$12,651
5/31/2020	$12,694	$12,527	$12,724
6/30/2020	$12,881	$12,606	$12,835
7/31/2020	$13,172	$12,795	$13,093
8/31/2020	$13,109	$12,691	$12,941
9/30/2020	$13,097	$12,684	$12,935
10/31/2020	$13,044	$12,628	$12,857
11/30/2020	$13,294	$12,752	$13,029
12/31/2020	$13,342	$12,769	$13,041
1/31/2021	$13,258	$12,678	$12,905
2/28/2021	$13,063	$12,495	$12,678
3/31/2021	$12,896	$12,338	$12,482
4/30/2021	$13,027	$12,436	$12,592
5/31/2021	$13,083	$12,477	$12,657
6/30/2021	$13,231	$12,564	$12,785
7/31/2021	$13,371	$12,705	$12,954
8/31/2021	$13,368	$12,681	$12,927
9/30/2021	$13,244	$12,571	$12,789
10/31/2021	$13,251	$12,567	$12,796
11/30/2021	$13,247	$12,604	$12,854
12/31/2021	$13,246	$12,572	$12,813
1/31/2022	$12,965	$12,301	$12,500
2/28/2022	$12,780	$12,164	$12,353
3/31/2022	$12,417	$11,826	$12,001
4/30/2022	$11,926	$11,377	$11,526
5/31/2022	$11,940	$11,451	$11,581
6/30/2022	$11,640	$11,271	$11,397
7/31/2022	$11,935	$11,547	$11,644
8/31/2022	$11,652	$11,220	$11,340
9/30/2022	$11,171	$10,735	$10,878
10/31/2022	$11,064	$10,596	$10,743
11/30/2022	$11,459	$10,986	$11,126
12/31/2022	$11,413	$10,937	$11,073
1/31/2023	$11,852	$11,273	$11,407
2/28/2023	$11,569	$10,982	$11,111
3/31/2023	$11,783	$11,260	$11,424
4/30/2023	$11,880	$11,329	$11,496
5/31/2023	$11,746	$11,205	$11,354
6/30/2023	$11,766	$11,165	$11,318
7/31/2023	$11,820	$11,158	$11,309
8/31/2023	$11,761	$11,086	$11,242
9/30/2023	$11,495	$10,805	$10,979
10/31/2023	$11,314	$10,634	$10,822
11/30/2023	$11,850	$11,116	$11,291
12/31/2023	$12,329	$11,541	$11,707
1/31/2024	$12,347	$11,510	$11,679
2/29/2024	$12,223	$11,347	$11,521
3/31/2024	$12,371	$11,452	$11,622
4/30/2024	$12,097	$11,162	$11,346
5/31/2024	$12,315	$11,352	$11,527
6/30/2024	$12,432	$11,459	$11,628
7/31/2024	$12,709	$11,727	$11,888

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class P	7.52%	1.34%	2.43%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%
Bloomberg US Government/Credit Index	5.12%	0.35%	1.74%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 443,875,694		$ 443,875,694	$ 443,875,694	$ 443,875,694	$ 443,875,694
Holdings Count | Holding		1,309		1,309	1,309	1,309	1,309
Advisory Fees Paid, Amount		$ 1,873,067
InvestmentCompanyPortfolioTurnover		190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$443,875,694
# of Portfolio Holdings	1,309
Portfolio Turnover Rate	190%
Total Advisory Fees Paid (includes Administration Fees)	$1,873,067

Holdings [Text Block]

Top 5 Asset Classes (%)

Value	Value
Corporate bonds	46.6%
Asset-backed securities	16.6%
U.S. Treasury obligations	11.0%
U.S. government agency obligations	10.7%
Mortgage-backed securities	10.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.500%	2.3%
U.S. Treasury Bonds, 3.250%, due 05/15/42	2.1
U.S. Treasury Bonds, 3.625%, due 02/15/53	2.1
U.S. Treasury Notes, 4.125%, due 03/31/29	1.6
Uniform Mortgage-Backed Security, TBA, 5.000%	1.2

Material Fund Change [Text Block]
C000007363
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Strategic Fixed Income Investments
Class Name		Class Y
Trading Symbol		PSFYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$67	0.65%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocations to several strong-performing segments of the market, including corporate loans, asset-backed securities (ABS), high yield corporate bonds, commercial mortgage-backed securities (CMBS), and investment-grade corporate bonds contributed to performance.

• Security selection in high yield corporate bonds issued by midstream energy companies, technology companies and electric utilities alongside selection within investment-grade corporate bonds issued by life insurers, and consumer cyclical services companies’ corporate loans contributed to results over the reporting period.

• Duration and curve positioning contributed to performance

What didn’t work:

• Relative selection results were weakest in investment-grade corporate bonds issued by banks, specialty real estate investment trusts (REITs), electric utilities, and healthcare corporate loans.

• Some CMBS single asset single borrower (SASB) names detracted from performance.

• Allocation to emerging market local currency bonds and curve positioning in Latin America, specifically Brazil and Mexico, detracted from performance.

During the reporting period, the portfolio utilized derivatives including currency forwards, interest rate futures, credit default swaps, and mortgage TBAs.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class Y	Bloomberg US Aggregate Bond Index	Bloomberg US Government/Credit Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,112	$10,110	$10,120
9/30/2014	$10,004	$10,042	$10,028
10/31/2014	$10,097	$10,140	$10,128
11/30/2014	$10,184	$10,212	$10,203
12/31/2014	$10,184	$10,222	$10,211
1/31/2015	$10,465	$10,436	$10,480
2/28/2015	$10,399	$10,338	$10,347
3/31/2015	$10,437	$10,386	$10,399
4/30/2015	$10,366	$10,349	$10,343
5/31/2015	$10,346	$10,324	$10,308
6/30/2015	$10,223	$10,211	$10,180
7/31/2015	$10,281	$10,282	$10,255
8/31/2015	$10,206	$10,268	$10,231
9/30/2015	$10,161	$10,337	$10,302
10/31/2015	$10,252	$10,339	$10,303
11/30/2015	$10,222	$10,311	$10,270
12/31/2015	$10,153	$10,278	$10,226
1/31/2016	$10,224	$10,420	$10,370
2/29/2016	$10,235	$10,494	$10,458
3/31/2016	$10,441	$10,590	$10,580
4/30/2016	$10,518	$10,630	$10,631
5/31/2016	$10,523	$10,633	$10,629
6/30/2016	$10,704	$10,824	$10,863
7/31/2016	$10,865	$10,893	$10,949
8/31/2016	$10,876	$10,880	$10,927
9/30/2016	$10,886	$10,874	$10,906
10/31/2016	$10,815	$10,791	$10,801
11/30/2016	$10,514	$10,535	$10,515
12/31/2016	$10,586	$10,550	$10,537
1/31/2017	$10,676	$10,571	$10,566
2/28/2017	$10,779	$10,642	$10,647
3/31/2017	$10,780	$10,636	$10,638
4/30/2017	$10,869	$10,719	$10,725
5/31/2017	$10,971	$10,801	$10,815
6/30/2017	$10,997	$10,790	$10,818
7/31/2017	$11,068	$10,837	$10,863
8/31/2017	$11,181	$10,934	$10,967
9/30/2017	$11,157	$10,882	$10,905
10/31/2017	$11,152	$10,888	$10,914
11/30/2017	$11,106	$10,874	$10,902
12/31/2017	$11,165	$10,924	$10,958
1/31/2018	$11,069	$10,798	$10,832
2/28/2018	$10,957	$10,696	$10,715
3/31/2018	$11,000	$10,764	$10,785
4/30/2018	$10,914	$10,684	$10,694
5/31/2018	$10,950	$10,761	$10,771
6/30/2018	$10,942	$10,747	$10,750
7/31/2018	$10,990	$10,750	$10,758
8/31/2018	$11,044	$10,819	$10,828
9/30/2018	$11,007	$10,749	$10,756
10/31/2018	$10,940	$10,664	$10,663
11/30/2018	$10,937	$10,728	$10,713
12/31/2018	$11,034	$10,925	$10,913
1/31/2019	$11,227	$11,041	$11,041
2/28/2019	$11,281	$11,035	$11,034
3/31/2019	$11,467	$11,247	$11,268
4/30/2019	$11,509	$11,250	$11,274
5/31/2019	$11,696	$11,449	$11,496
6/30/2019	$11,867	$11,593	$11,666
7/31/2019	$11,874	$11,619	$11,683
8/31/2019	$12,248	$11,920	$12,065
9/30/2019	$12,167	$11,856	$11,973
10/31/2019	$12,216	$11,892	$12,007
11/30/2019	$12,194	$11,886	$11,996
12/31/2019	$12,180	$11,878	$11,972
1/31/2020	$12,484	$12,106	$12,258
2/29/2020	$12,643	$12,324	$12,514
3/31/2020	$12,206	$12,251	$12,375
4/30/2020	$12,508	$12,469	$12,651
5/31/2020	$12,677	$12,527	$12,724
6/30/2020	$12,863	$12,606	$12,835
7/31/2020	$13,155	$12,795	$13,093
8/31/2020	$13,091	$12,691	$12,941
9/30/2020	$13,080	$12,684	$12,935
10/31/2020	$13,026	$12,628	$12,857
11/30/2020	$13,276	$12,752	$13,029
12/31/2020	$13,324	$12,769	$13,041
1/31/2021	$13,240	$12,678	$12,905
2/28/2021	$13,045	$12,495	$12,678
3/31/2021	$12,879	$12,338	$12,482
4/30/2021	$13,019	$12,436	$12,592
5/31/2021	$13,066	$12,477	$12,657
6/30/2021	$13,208	$12,564	$12,785
7/31/2021	$13,357	$12,705	$12,954
8/31/2021	$13,345	$12,681	$12,927
9/30/2021	$13,230	$12,571	$12,789
10/31/2021	$13,228	$12,567	$12,796
11/30/2021	$13,224	$12,604	$12,854
12/31/2021	$13,222	$12,572	$12,813
1/31/2022	$12,942	$12,301	$12,500
2/28/2022	$12,767	$12,164	$12,353
3/31/2022	$12,403	$11,826	$12,001
4/30/2022	$11,912	$11,377	$11,526
5/31/2022	$11,927	$11,451	$11,581
6/30/2022	$11,627	$11,271	$11,397
7/31/2022	$11,922	$11,547	$11,644
8/31/2022	$11,639	$11,220	$11,340
9/30/2022	$11,158	$10,735	$10,878
10/31/2022	$11,041	$10,596	$10,743
11/30/2022	$11,446	$10,986	$11,126
12/31/2022	$11,390	$10,937	$11,073
1/31/2023	$11,839	$11,273	$11,407
2/28/2023	$11,555	$10,982	$11,111
3/31/2023	$11,760	$11,260	$11,424
4/30/2023	$11,866	$11,329	$11,496
5/31/2023	$11,733	$11,205	$11,354
6/30/2023	$11,753	$11,165	$11,318
7/31/2023	$11,796	$11,158	$11,309
8/31/2023	$11,748	$11,086	$11,242
9/30/2023	$11,482	$10,805	$10,979
10/31/2023	$11,301	$10,634	$10,822
11/30/2023	$11,837	$11,116	$11,291
12/31/2023	$12,316	$11,541	$11,707
1/31/2024	$12,324	$11,510	$11,679
2/29/2024	$12,210	$11,347	$11,521
3/31/2024	$12,347	$11,452	$11,622
4/30/2024	$12,084	$11,162	$11,346
5/31/2024	$12,291	$11,352	$11,527
6/30/2024	$12,419	$11,459	$11,628
7/31/2024	$12,685	$11,727	$11,888

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	7.53%	1.33%	2.41%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%
Bloomberg US Government/Credit Index	5.12%	0.35%	1.74%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 443,875,694		$ 443,875,694	$ 443,875,694	$ 443,875,694	$ 443,875,694
Holdings Count | Holding		1,309		1,309	1,309	1,309	1,309
Advisory Fees Paid, Amount		$ 1,873,067
InvestmentCompanyPortfolioTurnover		190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$443,875,694
# of Portfolio Holdings	1,309
Portfolio Turnover Rate	190%
Total Advisory Fees Paid (includes Administration Fees)	$1,873,067

Holdings [Text Block]

Top 5 Asset Classes (%)

Value	Value
Corporate bonds	46.6%
Asset-backed securities	16.6%
U.S. Treasury obligations	11.0%
U.S. government agency obligations	10.7%
Mortgage-backed securities	10.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.500%	2.3%
U.S. Treasury Bonds, 3.250%, due 05/15/42	2.1
U.S. Treasury Bonds, 3.625%, due 02/15/53	2.1
U.S. Treasury Notes, 4.125%, due 03/31/29	1.6
Uniform Mortgage-Backed Security, TBA, 5.000%	1.2

Material Fund Change [Text Block]
C000016591
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Alternative Strategies Investments
Class Name		Class A
Trading Symbol		PASIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$191	1.83%

Expenses Paid, Amount		$ 191
Expense Ratio, Percent		1.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• At the investment manager level, all except for one sub-advisor generated positive absolute returns during the period.

• On a strategy level, investments within the equity long short and macro categories were primary drivers of positive performance.

• Among equity long-short strategies, the Absolute Return Equity Market Neutral Strategy managed by PCJ generated a strong positive return based primarily on stock selection exposure within the industrials sector.

• Kettle Hill’s Long/Short US Small Cap Equity Strategy generated a strong positive return based on long positions across multiple sectors including communication services and consumer discretionary.

• In the macro category, Aviva was a contributor due to favorable performance from their market directional and relative value trades.

What didn’t work:

• On a strategy level, the Fund’s exposure to a managed futures strategy was a headwind over the period due to market reversals and a lack of sustainable trends across certain asset classes, such as fixed income.

The Fund invested in derivatives such as options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices) during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class A with Load	FTSE Three-Month US Treasury Bill Index	Bloomberg Global Aggregate Index	HFRI Fund of Funds Composite Index	MSCI World Index (net)
7/31/2014	$9,448	$10,000	$10,000	$10,000	$10,000
8/31/2014	$9,555	$10,000	$10,055	$10,083	$10,220
9/30/2014	$9,493	$10,000	$9,774	$10,064	$9,943
10/31/2014	$9,502	$10,001	$9,776	$10,001	$10,007
11/30/2014	$9,626	$10,001	$9,740	$10,122	$10,208
12/31/2014	$9,573	$10,001	$9,673	$10,159	$10,043
1/31/2015	$9,617	$10,001	$9,658	$10,172	$9,861
2/28/2015	$9,795	$10,001	$9,579	$10,344	$10,439
3/31/2015	$9,813	$10,002	$9,487	$10,412	$10,276
4/30/2015	$9,706	$10,002	$9,588	$10,438	$10,517
5/31/2015	$9,822	$10,002	$9,417	$10,543	$10,553
6/30/2015	$9,715	$10,002	$9,375	$10,434	$10,307
7/31/2015	$9,875	$10,002	$9,396	$10,454	$10,492
8/31/2015	$9,724	$10,002	$9,407	$10,245	$9,798
9/30/2015	$9,662	$10,003	$9,455	$10,058	$9,437
10/31/2015	$9,751	$10,003	$9,475	$10,144	$10,185
11/30/2015	$9,760	$10,003	$9,318	$10,175	$10,134
12/31/2015	$9,651	$10,004	$9,368	$10,132	$9,956
1/31/2016	$9,541	$10,005	$9,449	$9,863	$9,360
2/29/2016	$9,505	$10,007	$9,659	$9,744	$9,290
3/31/2016	$9,532	$10,009	$9,920	$9,816	$9,921
4/30/2016	$9,487	$10,012	$10,052	$9,867	$10,078
5/31/2016	$9,505	$10,014	$9,918	$9,917	$10,135
6/30/2016	$9,442	$10,016	$10,207	$9,870	$10,021
7/31/2016	$9,532	$10,018	$10,284	$10,019	$10,444
8/31/2016	$9,505	$10,020	$10,234	$10,063	$10,453
9/30/2016	$9,478	$10,023	$10,291	$10,097	$10,509
10/31/2016	$9,451	$10,025	$10,005	$10,068	$10,305
11/30/2016	$9,442	$10,028	$9,607	$10,094	$10,453
12/31/2016	$9,560	$10,031	$9,563	$10,184	$10,703
1/31/2017	$9,587	$10,035	$9,671	$10,287	$10,962
2/28/2017	$9,723	$10,039	$9,717	$10,380	$11,266
3/31/2017	$9,714	$10,043	$9,732	$10,427	$11,386
4/30/2017	$9,741	$10,048	$9,841	$10,479	$11,554
5/31/2017	$9,741	$10,054	$9,994	$10,513	$11,799
6/30/2017	$9,705	$10,061	$9,985	$10,511	$11,844
7/31/2017	$9,741	$10,069	$10,153	$10,618	$12,128
8/31/2017	$9,714	$10,078	$10,253	$10,706	$12,145
9/30/2017	$9,778	$10,087	$10,161	$10,753	$12,417
10/31/2017	$9,869	$10,096	$10,123	$10,877	$12,652
11/30/2017	$9,932	$10,105	$10,235	$10,876	$12,926
12/31/2017	$9,914	$10,115	$10,270	$10,975	$13,101
1/31/2018	$10,123	$10,126	$10,393	$11,231	$13,793
2/28/2018	$9,950	$10,137	$10,301	$11,059	$13,221
3/31/2018	$9,850	$10,151	$10,410	$11,005	$12,933
4/30/2018	$9,887	$10,164	$10,244	$11,027	$13,082
5/31/2018	$9,796	$10,179	$10,166	$11,106	$13,164
6/30/2018	$9,741	$10,195	$10,121	$11,056	$13,158
7/31/2018	$9,860	$10,211	$10,104	$11,079	$13,568
8/31/2018	$9,860	$10,229	$10,114	$11,104	$13,736
9/30/2018	$9,841	$10,246	$10,027	$11,082	$13,813
10/31/2018	$9,614	$10,264	$9,915	$10,758	$12,799
11/30/2018	$9,651	$10,283	$9,946	$10,711	$12,944
12/31/2018	$9,377	$10,304	$10,147	$10,534	$11,960
1/31/2019	$9,667	$10,325	$10,302	$10,804	$12,890
2/28/2019	$9,705	$10,344	$10,242	$10,919	$13,278
3/31/2019	$9,733	$10,365	$10,371	$11,019	$13,452
4/30/2019	$9,826	$10,386	$10,340	$11,118	$13,929
5/31/2019	$9,705	$10,408	$10,480	$11,012	$13,126
6/30/2019	$9,854	$10,429	$10,712	$11,183	$13,991
7/31/2019	$9,910	$10,450	$10,683	$11,213	$14,060
8/31/2019	$9,920	$10,469	$10,900	$11,126	$13,772
9/30/2019	$9,920	$10,487	$10,789	$11,076	$14,065
10/31/2019	$9,938	$10,505	$10,861	$11,132	$14,423
11/30/2019	$9,910	$10,521	$10,778	$11,235	$14,825
12/31/2019	$9,948	$10,536	$10,841	$11,418	$15,269
1/31/2020	$10,032	$10,550	$10,980	$11,450	$15,176
2/29/2020	$9,854	$10,563	$11,054	$11,275	$13,893
3/31/2020	$9,536	$10,577	$10,806	$10,415	$12,055
4/30/2020	$9,808	$10,585	$11,018	$10,768	$13,372
5/31/2020	$9,966	$10,590	$11,066	$11,016	$14,018
6/30/2020	$10,023	$10,591	$11,165	$11,232	$14,388
7/31/2020	$10,331	$10,592	$11,521	$11,485	$15,077
8/31/2020	$10,453	$10,593	$11,503	$11,731	$16,084
9/30/2020	$10,406	$10,594	$11,462	$11,711	$15,529
10/31/2020	$10,397	$10,595	$11,473	$11,747	$15,053
11/30/2020	$10,714	$10,596	$11,681	$12,207	$16,977
12/31/2020	$10,890	$10,597	$11,838	$12,660	$17,697
1/31/2021	$10,792	$10,598	$11,734	$12,576	$17,521
2/28/2021	$10,958	$10,598	$11,532	$12,932	$17,970
3/31/2021	$10,997	$10,599	$11,310	$12,916	$18,568
4/30/2021	$11,193	$10,599	$11,453	$13,192	$19,432
5/31/2021	$11,223	$10,599	$11,561	$13,214	$19,712
6/30/2021	$11,125	$10,600	$11,459	$13,288	$20,006
7/31/2021	$11,076	$10,600	$11,611	$13,202	$20,364
8/31/2021	$11,125	$10,600	$11,563	$13,367	$20,871
9/30/2021	$11,027	$10,601	$11,357	$13,385	$20,005
10/31/2021	$11,066	$10,601	$11,330	$13,595	$21,138
11/30/2021	$10,919	$10,601	$11,297	$13,396	$20,675
12/31/2021	$11,176	$10,602	$11,281	$13,442	$21,558
1/31/2022	$11,019	$10,602	$11,050	$13,099	$20,418
2/28/2022	$10,915	$10,603	$10,919	$13,022	$19,901
3/31/2022	$10,999	$10,605	$10,586	$13,072	$20,447
4/30/2022	$11,030	$10,608	$10,006	$12,914	$18,749
5/31/2022	$11,072	$10,613	$10,033	$12,725	$18,763
6/30/2022	$10,842	$10,620	$9,711	$12,556	$17,138
7/31/2022	$10,946	$10,631	$9,918	$12,651	$18,498
8/31/2022	$10,946	$10,647	$9,526	$12,721	$17,725
9/30/2022	$10,790	$10,668	$9,037	$12,512	$16,077
10/31/2022	$11,040	$10,694	$8,975	$12,566	$17,232
11/30/2022	$11,166	$10,725	$9,397	$12,684	$18,430
12/31/2022	$11,201	$10,761	$9,448	$12,728	$17,647
1/31/2023	$11,297	$10,801	$9,758	$12,984	$18,896
2/28/2023	$11,255	$10,838	$9,434	$12,913	$18,442
3/31/2023	$11,137	$10,882	$9,732	$12,824	$19,012
4/30/2023	$11,137	$10,925	$9,775	$12,860	$19,345
5/31/2023	$11,030	$10,971	$9,584	$12,868	$19,152
6/30/2023	$11,180	$11,018	$9,583	$13,019	$20,310
7/31/2023	$11,276	$11,068	$9,650	$13,164	$20,992
8/31/2023	$11,276	$11,120	$9,518	$13,145	$20,491
9/30/2023	$11,276	$11,170	$9,240	$13,089	$19,607
10/31/2023	$11,190	$11,223	$9,129	$12,947	$19,038
11/30/2023	$11,458	$11,274	$9,589	$13,222	$20,823
12/31/2023	$11,758	$11,327	$9,988	$13,502	$21,845
1/31/2024	$11,758	$11,380	$9,850	$13,599	$22,107
2/29/2024	$11,991	$11,429	$9,726	$13,837	$23,044
3/31/2024	$12,234	$11,482	$9,780	$14,066	$23,785
4/30/2024	$12,090	$11,534	$9,533	$14,004	$22,901
5/31/2024	$12,234	$11,587	$9,658	$14,115	$23,924
6/30/2024	$12,179	$11,639	$9,672	$14,152	$24,411
7/31/2024	$12,312	$11,694	$9,939	$14,220	$24,841

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	9.19%	4.44%	2.68%
Class A with Load	3.22%	3.25%	2.10%
FTSE Three-Month US Treasury Bill Index	5.65%	2.28%	1.58%
Bloomberg Global Aggregate Index	3.01%	(1.44%)	(0.06%)
HFRI Fund of Funds Composite Index	8.02%	4.87%	3.58%
MSCI World Index (net)	18.34%	12.06%	9.53%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date			Jul. 31, 2023
AssetsNet		$ 342,552,992		$ 342,552,992	$ 342,552,992	$ 342,552,992	$ 342,552,992
Holdings Count | Holding		1,933		1,933	1,933	1,933	1,933
Advisory Fees Paid, Amount		$ 3,637,146
InvestmentCompanyPortfolioTurnover		405.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$342,552,992
# of Portfolio Holdings	1,933
Portfolio Turnover Rate	405%
Total Advisory Fees Paid (includes Administration Fees)	$3,637,146

Holdings [Text Block]

Top 5 Long Holdings (%)

Carillon Reams Unconstrained Bond Fund, Class I	4.6%
Palo Alto Networks, Inc., 0.375%, due 06/01/25	3.8
Virtus AlphaSimplex Managed Futures Strategy Fund, Class I	3.6
AQR Style Premia Alternative Fund, Class R6	1.4
Transocean, Inc., 4.625%, due 09/30/29	1.1

Largest Holdings [Text Block]

Top 5 Short Holdings (%)

Palo Alto Networks, Inc.	(3.8%)
Transocean Ltd.	(0.9)
iShares Russell 2000 ETF	(0.9)
iShares Core S&P/TSX Capped Composite Index ETF	(0.6)
SPDR S&P 500 ETF Trust	(0.6)

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.

At the recommendation of UBS Asset Management (Americas) LLC (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) appointed Fulcrum Asset Management LLP (“FAM”) to serve as a new subadvisor. FAM assumed investment advisory responsibility with respect to a separate portion of the Fund’s portfolio effective July 16, 2024.

Material Fund Change Adviser [Text Block]

At the recommendation of UBS Asset Management (Americas) LLC (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) appointed Fulcrum Asset Management LLP (“FAM”) to serve as a new subadvisor. FAM assumed investment advisory responsibility with respect to a separate portion of the Fund’s portfolio effective July 16, 2024.

Summary of Change Legend [Text Block]		The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.
C000016595
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Alternative Strategies Investments
Class Name		Class P
Trading Symbol		PASPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$165	1.58%

Expenses Paid, Amount		$ 165
Expense Ratio, Percent		1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• At the investment manager level, all except for one sub-advisor generated positive absolute returns during the period.

• On a strategy level, investments within the equity long short and macro categories were primary drivers of positive performance.

• Among equity long-short strategies, the Absolute Return Equity Market Neutral Strategy managed by PCJ generated a strong positive return based primarily on stock selection exposure within the industrials sector.

• Kettle Hill’s Long/Short US Small Cap Equity Strategy generated a strong positive return based on long positions across multiple sectors including communication services and consumer discretionary.

• In the macro category, Aviva was a contributor due to favorable performance from their market directional and relative value trades.

What didn’t work:

• On a strategy level, the Fund’s exposure to a managed futures strategy was a headwind over the period due to market reversals and a lack of sustainable trends across certain asset classes, such as fixed income.

The Fund invested in derivatives such as options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices) during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	FTSE Three-Month US Treasury Bill Index	Bloomberg Global Aggregate Index	HFRI Fund of Funds Composite Index	MSCI World Index (net)
7/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
8/31/2014	$10,112	$10,000	$10,055	$10,083	$10,220
9/30/2014	$10,047	$10,000	$9,774	$10,064	$9,943
10/31/2014	$10,065	$10,001	$9,776	$10,001	$10,007
11/30/2014	$10,187	$10,001	$9,740	$10,122	$10,208
12/31/2014	$10,139	$10,001	$9,673	$10,159	$10,043
1/31/2015	$10,196	$10,001	$9,658	$10,172	$9,861
2/28/2015	$10,385	$10,001	$9,579	$10,344	$10,439
3/31/2015	$10,413	$10,002	$9,487	$10,412	$10,276
4/30/2015	$10,290	$10,002	$9,588	$10,438	$10,517
5/31/2015	$10,423	$10,002	$9,417	$10,543	$10,553
6/30/2015	$10,309	$10,002	$9,375	$10,434	$10,307
7/31/2015	$10,479	$10,002	$9,396	$10,454	$10,492
8/31/2015	$10,319	$10,002	$9,407	$10,245	$9,798
9/30/2015	$10,262	$10,003	$9,455	$10,058	$9,437
10/31/2015	$10,356	$10,003	$9,475	$10,144	$10,185
11/30/2015	$10,366	$10,003	$9,318	$10,175	$10,134
12/31/2015	$10,259	$10,004	$9,368	$10,132	$9,956
1/31/2016	$10,141	$10,005	$9,449	$9,863	$9,360
2/29/2016	$10,102	$10,007	$9,659	$9,744	$9,290
3/31/2016	$10,141	$10,009	$9,920	$9,816	$9,921
4/30/2016	$10,092	$10,012	$10,052	$9,867	$10,078
5/31/2016	$10,112	$10,014	$9,918	$9,917	$10,135
6/30/2016	$10,044	$10,016	$10,207	$9,870	$10,021
7/31/2016	$10,151	$10,018	$10,284	$10,019	$10,444
8/31/2016	$10,122	$10,020	$10,234	$10,063	$10,453
9/30/2016	$10,092	$10,023	$10,291	$10,097	$10,509
10/31/2016	$10,063	$10,025	$10,005	$10,068	$10,305
11/30/2016	$10,053	$10,028	$9,607	$10,094	$10,453
12/31/2016	$10,181	$10,031	$9,563	$10,184	$10,703
1/31/2017	$10,220	$10,035	$9,671	$10,287	$10,962
2/28/2017	$10,357	$10,039	$9,717	$10,380	$11,266
3/31/2017	$10,347	$10,043	$9,732	$10,427	$11,386
4/30/2017	$10,386	$10,048	$9,841	$10,479	$11,554
5/31/2017	$10,386	$10,054	$9,994	$10,513	$11,799
6/30/2017	$10,347	$10,061	$9,985	$10,511	$11,844
7/31/2017	$10,396	$10,069	$10,153	$10,618	$12,128
8/31/2017	$10,366	$10,078	$10,253	$10,706	$12,145
9/30/2017	$10,435	$10,087	$10,161	$10,753	$12,417
10/31/2017	$10,533	$10,096	$10,123	$10,877	$12,652
11/30/2017	$10,601	$10,105	$10,235	$10,876	$12,926
12/31/2017	$10,591	$10,115	$10,270	$10,975	$13,101
1/31/2018	$10,816	$10,126	$10,393	$11,231	$13,793
2/28/2018	$10,630	$10,137	$10,301	$11,059	$13,221
3/31/2018	$10,523	$10,151	$10,410	$11,005	$12,933
4/30/2018	$10,562	$10,164	$10,244	$11,027	$13,082
5/31/2018	$10,474	$10,179	$10,166	$11,106	$13,164
6/30/2018	$10,415	$10,195	$10,121	$11,056	$13,158
7/31/2018	$10,533	$10,211	$10,104	$11,079	$13,568
8/31/2018	$10,542	$10,229	$10,114	$11,104	$13,736
9/30/2018	$10,523	$10,246	$10,027	$11,082	$13,813
10/31/2018	$10,288	$10,264	$9,915	$10,758	$12,799
11/30/2018	$10,327	$10,283	$9,946	$10,711	$12,944
12/31/2018	$10,033	$10,304	$10,147	$10,534	$11,960
1/31/2019	$10,355	$10,325	$10,302	$10,804	$12,890
2/28/2019	$10,386	$10,344	$10,242	$10,919	$13,278
3/31/2019	$10,426	$10,365	$10,371	$11,019	$13,452
4/30/2019	$10,526	$10,386	$10,340	$11,118	$13,929
5/31/2019	$10,396	$10,408	$10,480	$11,012	$13,126
6/30/2019	$10,557	$10,429	$10,712	$11,183	$13,991
7/31/2019	$10,627	$10,450	$10,683	$11,213	$14,060
8/31/2019	$10,637	$10,469	$10,900	$11,126	$13,772
9/30/2019	$10,637	$10,487	$10,789	$11,076	$14,065
10/31/2019	$10,657	$10,505	$10,861	$11,132	$14,423
11/30/2019	$10,627	$10,521	$10,778	$11,235	$14,825
12/31/2019	$10,677	$10,536	$10,841	$11,418	$15,269
1/31/2020	$10,768	$10,550	$10,980	$11,450	$15,176
2/29/2020	$10,576	$10,563	$11,054	$11,275	$13,893
3/31/2020	$10,244	$10,577	$10,806	$10,415	$12,055
4/30/2020	$10,526	$10,585	$11,018	$10,768	$13,372
5/31/2020	$10,708	$10,590	$11,066	$11,016	$14,018
6/30/2020	$10,768	$10,591	$11,165	$11,232	$14,388
7/31/2020	$11,101	$10,592	$11,521	$11,485	$15,077
8/31/2020	$11,232	$10,593	$11,503	$11,731	$16,084
9/30/2020	$11,192	$10,594	$11,462	$11,711	$15,529
10/31/2020	$11,181	$10,595	$11,473	$11,747	$15,053
11/30/2020	$11,524	$10,596	$11,681	$12,207	$16,977
12/31/2020	$11,714	$10,597	$11,838	$12,660	$17,697
1/31/2021	$11,608	$10,598	$11,734	$12,576	$17,521
2/28/2021	$11,788	$10,598	$11,532	$12,932	$17,970
3/31/2021	$11,841	$10,599	$11,310	$12,916	$18,568
4/30/2021	$12,053	$10,599	$11,453	$13,192	$19,432
5/31/2021	$12,085	$10,599	$11,561	$13,214	$19,712
6/30/2021	$11,979	$10,600	$11,459	$13,288	$20,006
7/31/2021	$11,936	$10,600	$11,611	$13,202	$20,364
8/31/2021	$11,979	$10,600	$11,563	$13,367	$20,871
9/30/2021	$11,883	$10,601	$11,357	$13,385	$20,005
10/31/2021	$11,936	$10,601	$11,330	$13,595	$21,138
11/30/2021	$11,767	$10,601	$11,297	$13,396	$20,675
12/31/2021	$12,055	$10,602	$11,281	$13,442	$21,558
1/31/2022	$11,886	$10,602	$11,050	$13,099	$20,418
2/28/2022	$11,784	$10,603	$10,919	$13,022	$19,901
3/31/2022	$11,863	$10,605	$10,586	$13,072	$20,447
4/30/2022	$11,897	$10,608	$10,006	$12,914	$18,749
5/31/2022	$11,954	$10,613	$10,033	$12,725	$18,763
6/30/2022	$11,705	$10,620	$9,711	$12,556	$17,138
7/31/2022	$11,829	$10,631	$9,918	$12,651	$18,498
8/31/2022	$11,829	$10,647	$9,526	$12,721	$17,725
9/30/2022	$11,648	$10,668	$9,037	$12,512	$16,077
10/31/2022	$11,931	$10,694	$8,975	$12,566	$17,232
11/30/2022	$12,067	$10,725	$9,397	$12,684	$18,430
12/31/2022	$12,116	$10,761	$9,448	$12,728	$17,647
1/31/2023	$12,209	$10,801	$9,758	$12,984	$18,896
2/28/2023	$12,174	$10,838	$9,434	$12,913	$18,442
3/31/2023	$12,047	$10,882	$9,732	$12,824	$19,012
4/30/2023	$12,047	$10,925	$9,775	$12,860	$19,345
5/31/2023	$11,943	$10,971	$9,584	$12,868	$19,152
6/30/2023	$12,105	$11,018	$9,583	$13,019	$20,310
7/31/2023	$12,209	$11,068	$9,650	$13,164	$20,992
8/31/2023	$12,209	$11,120	$9,518	$13,145	$20,491
9/30/2023	$12,221	$11,170	$9,240	$13,089	$19,607
10/31/2023	$12,116	$11,223	$9,129	$12,947	$19,038
11/30/2023	$12,417	$11,274	$9,589	$13,222	$20,823
12/31/2023	$12,740	$11,327	$9,988	$13,502	$21,845
1/31/2024	$12,740	$11,380	$9,850	$13,599	$22,107
2/29/2024	$13,005	$11,429	$9,726	$13,837	$23,044
3/31/2024	$13,269	$11,482	$9,780	$14,066	$23,785
4/30/2024	$13,113	$11,534	$9,533	$14,004	$22,901
5/31/2024	$13,281	$11,587	$9,658	$14,115	$23,924
6/30/2024	$13,209	$11,639	$9,672	$14,152	$24,411
7/31/2024	$13,353	$11,694	$9,939	$14,220	$24,841

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class P	9.37%	4.67%	2.93%
FTSE Three-Month US Treasury Bill Index	5.65%	2.28%	1.58%
Bloomberg Global Aggregate Index	3.01%	(1.44%)	(0.06%)
HFRI Fund of Funds Composite Index	8.02%	4.87%	3.58%
MSCI World Index (net)	18.34%	12.06%	9.53%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date			Jul. 31, 2023
AssetsNet		$ 342,552,992		$ 342,552,992	$ 342,552,992	$ 342,552,992	$ 342,552,992
Holdings Count | Holding		1,933		1,933	1,933	1,933	1,933
Advisory Fees Paid, Amount		$ 3,637,146
InvestmentCompanyPortfolioTurnover		405.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$342,552,992
# of Portfolio Holdings	1,933
Portfolio Turnover Rate	405%
Total Advisory Fees Paid (includes Administration Fees)	$3,637,146

Holdings [Text Block]

Top 5 Long Holdings (%)

Carillon Reams Unconstrained Bond Fund, Class I	4.6%
Palo Alto Networks, Inc., 0.375%, due 06/01/25	3.8
Virtus AlphaSimplex Managed Futures Strategy Fund, Class I	3.6
AQR Style Premia Alternative Fund, Class R6	1.4
Transocean, Inc., 4.625%, due 09/30/29	1.1

Largest Holdings [Text Block]

Top 5 Short Holdings (%)

Palo Alto Networks, Inc.	(3.8%)
Transocean Ltd.	(0.9)
iShares Russell 2000 ETF	(0.9)
iShares Core S&P/TSX Capped Composite Index ETF	(0.6)
SPDR S&P 500 ETF Trust	(0.6)

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.

At the recommendation of UBS Asset Management (Americas) LLC (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) appointed Fulcrum Asset Management LLP (“FAM”) to serve as a new subadvisor. FAM assumed investment advisory responsibility with respect to a separate portion of the Fund’s portfolio effective July 16, 2024.

Material Fund Change Adviser [Text Block]

At the recommendation of UBS Asset Management (Americas) LLC (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) appointed Fulcrum Asset Management LLP (“FAM”) to serve as a new subadvisor. FAM assumed investment advisory responsibility with respect to a separate portion of the Fund’s portfolio effective July 16, 2024.

Summary of Change Legend [Text Block]		The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.
C000228115
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Alternative Strategies Investments
Class Name		Class P2
Trading Symbol		PAPTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$118	1.12%

Expenses Paid, Amount		$ 118
Expense Ratio, Percent		1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• At the investment manager level, all except for one sub-advisor generated positive absolute returns during the period.

• On a strategy level, investments within the equity long short and macro categories were primary drivers of positive performance.

• Among equity long-short strategies, the Absolute Return Equity Market Neutral Strategy managed by PCJ generated a strong positive return based primarily on stock selection exposure within the industrials sector.

• Kettle Hill’s Long/Short US Small Cap Equity Strategy generated a strong positive return based on long positions across multiple sectors including communication services and consumer discretionary.

• In the macro category, Aviva was a contributor due to favorable performance from their market directional and relative value trades.

What didn’t work:

• On a strategy level, the Fund’s exposure to a managed futures strategy was a headwind over the period due to market reversals and a lack of sustainable trends across certain asset classes, such as fixed income.

The Fund invested in derivatives such as options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices) during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P2	FTSE Three-Month US Treasury Bill Index	Bloomberg Global Aggregate Index	HFRI Fund of Funds Composite Index	MSCI World Index (net)
11/30/2022	$10,095	$10,015	$10,129	$10,094	$10,261
12/31/2022	$10,117	$10,049	$10,184	$10,129	$9,825
1/31/2023	$10,185	$10,086	$10,518	$10,333	$10,520
2/28/2023	$10,156	$10,121	$10,168	$10,276	$10,267
3/31/2023	$10,030	$10,162	$10,490	$10,205	$10,585
4/30/2023	$10,030	$10,202	$10,536	$10,234	$10,770
5/31/2023	$9,923	$10,245	$10,330	$10,240	$10,663
6/30/2023	$10,049	$10,289	$10,330	$10,361	$11,307
7/31/2023	$10,146	$10,336	$10,401	$10,475	$11,687
8/31/2023	$10,146	$10,384	$10,259	$10,461	$11,408
9/30/2023	$10,156	$10,431	$9,959	$10,416	$10,916
10/31/2023	$10,078	$10,480	$9,840	$10,303	$10,599
11/30/2023	$10,330	$10,528	$10,336	$10,522	$11,593
12/31/2023	$10,595	$10,577	$10,766	$10,744	$12,162
1/31/2024	$10,605	$10,627	$10,617	$10,822	$12,308
2/29/2024	$10,825	$10,673	$10,484	$11,011	$12,830
3/31/2024	$11,056	$10,722	$10,542	$11,193	$13,242
4/30/2024	$10,936	$10,771	$10,276	$11,144	$12,750
5/31/2024	$11,066	$10,821	$10,410	$11,232	$13,320
6/30/2024	$11,026	$10,869	$10,425	$11,266	$13,591
7/31/2024	$11,146	$10,920	$10,713	$11,323	$13,830

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/14/22
Class P2	9.85%	6.55%
FTSE Three-Month US Treasury Bill Index	5.65%	5.28%
Bloomberg Global Aggregate Index	3.01%	4.12%
HFRI Fund of Funds Composite Index	8.02%	7.37%
MSCI World Index (net)	18.34%	20.89%

Performance Inception Date						Nov. 14, 2022
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date	Jul. 31, 2023
AssetsNet		$ 342,552,992		$ 342,552,992	$ 342,552,992	$ 342,552,992	$ 342,552,992
Holdings Count | Holding		1,933		1,933	1,933	1,933	1,933
Advisory Fees Paid, Amount		$ 3,637,146
InvestmentCompanyPortfolioTurnover		405.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$342,552,992
# of Portfolio Holdings	1,933
Portfolio Turnover Rate	405%
Total Advisory Fees Paid (includes Administration Fees)	$3,637,146

Holdings [Text Block]

Top 5 Long Holdings (%)

Carillon Reams Unconstrained Bond Fund, Class I	4.6%
Palo Alto Networks, Inc., 0.375%, due 06/01/25	3.8
Virtus AlphaSimplex Managed Futures Strategy Fund, Class I	3.6
AQR Style Premia Alternative Fund, Class R6	1.4
Transocean, Inc., 4.625%, due 09/30/29	1.1

Largest Holdings [Text Block]

Top 5 Short Holdings (%)

Palo Alto Networks, Inc.	(3.8%)
Transocean Ltd.	(0.9)
iShares Russell 2000 ETF	(0.9)
iShares Core S&P/TSX Capped Composite Index ETF	(0.6)
SPDR S&P 500 ETF Trust	(0.6)

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.

At the recommendation of UBS Asset Management (Americas) LLC (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) appointed Fulcrum Asset Management LLP (“FAM”) to serve as a new subadvisor. FAM assumed investment advisory responsibility with respect to a separate portion of the Fund’s portfolio effective July 16, 2024.

Material Fund Change Adviser [Text Block]

At the recommendation of UBS Asset Management (Americas) LLC (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) appointed Fulcrum Asset Management LLP (“FAM”) to serve as a new subadvisor. FAM assumed investment advisory responsibility with respect to a separate portion of the Fund’s portfolio effective July 16, 2024.

Summary of Change Legend [Text Block]		The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.
C000016594
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Alternative Strategies Investments
Class Name		Class Y
Trading Symbol		PASYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$165	1.58%

Expenses Paid, Amount		$ 165
Expense Ratio, Percent		1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• At the investment manager level, all except for one sub-advisor generated positive absolute returns during the period.

• On a strategy level, investments within the equity long short and macro categories were primary drivers of positive performance.

• Among equity long-short strategies, the Absolute Return Equity Market Neutral Strategy managed by PCJ generated a strong positive return based primarily on stock selection exposure within the industrials sector.

• Kettle Hill’s Long/Short US Small Cap Equity Strategy generated a strong positive return based on long positions across multiple sectors including communication services and consumer discretionary.

• In the macro category, Aviva was a contributor due to favorable performance from their market directional and relative value trades.

What didn’t work:

• On a strategy level, the Fund’s exposure to a managed futures strategy was a headwind over the period due to market reversals and a lack of sustainable trends across certain asset classes, such as fixed income.

The Fund invested in derivatives such as options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices) during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class Y	FTSE Three-Month US Treasury Bill Index	Bloomberg Global Aggregate Index	HFRI Fund of Funds Composite Index	MSCI World Index (net)
7/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
8/31/2014	$10,121	$10,000	$10,055	$10,083	$10,220
9/30/2014	$10,056	$10,000	$9,774	$10,064	$9,943
10/31/2014	$10,065	$10,001	$9,776	$10,001	$10,007
11/30/2014	$10,196	$10,001	$9,740	$10,122	$10,208
12/31/2014	$10,142	$10,001	$9,673	$10,159	$10,043
1/31/2015	$10,199	$10,001	$9,658	$10,172	$9,861
2/28/2015	$10,387	$10,001	$9,579	$10,344	$10,439
3/31/2015	$10,416	$10,002	$9,487	$10,412	$10,276
4/30/2015	$10,293	$10,002	$9,588	$10,438	$10,517
5/31/2015	$10,416	$10,002	$9,417	$10,543	$10,553
6/30/2015	$10,312	$10,002	$9,375	$10,434	$10,307
7/31/2015	$10,482	$10,002	$9,396	$10,454	$10,492
8/31/2015	$10,321	$10,002	$9,407	$10,245	$9,798
9/30/2015	$10,265	$10,003	$9,455	$10,058	$9,437
10/31/2015	$10,350	$10,003	$9,475	$10,144	$10,185
11/30/2015	$10,369	$10,003	$9,318	$10,175	$10,134
12/31/2015	$10,256	$10,004	$9,368	$10,132	$9,956
1/31/2016	$10,139	$10,005	$9,449	$9,863	$9,360
2/29/2016	$10,100	$10,007	$9,659	$9,744	$9,290
3/31/2016	$10,159	$10,009	$9,920	$9,816	$9,921
4/30/2016	$10,110	$10,012	$10,052	$9,867	$10,078
5/31/2016	$10,139	$10,014	$9,918	$9,917	$10,135
6/30/2016	$10,061	$10,016	$10,207	$9,870	$10,021
7/31/2016	$10,169	$10,018	$10,284	$10,019	$10,444
8/31/2016	$10,139	$10,020	$10,234	$10,063	$10,453
9/30/2016	$10,110	$10,023	$10,291	$10,097	$10,509
10/31/2016	$10,091	$10,025	$10,005	$10,068	$10,305
11/30/2016	$10,081	$10,028	$9,607	$10,094	$10,453
12/31/2016	$10,198	$10,031	$9,563	$10,184	$10,703
1/31/2017	$10,237	$10,035	$9,671	$10,287	$10,962
2/28/2017	$10,374	$10,039	$9,717	$10,380	$11,266
3/31/2017	$10,374	$10,043	$9,732	$10,427	$11,386
4/30/2017	$10,403	$10,048	$9,841	$10,479	$11,554
5/31/2017	$10,403	$10,054	$9,994	$10,513	$11,799
6/30/2017	$10,364	$10,061	$9,985	$10,511	$11,844
7/31/2017	$10,413	$10,069	$10,153	$10,618	$12,128
8/31/2017	$10,383	$10,078	$10,253	$10,706	$12,145
9/30/2017	$10,442	$10,087	$10,161	$10,753	$12,417
10/31/2017	$10,549	$10,096	$10,123	$10,877	$12,652
11/30/2017	$10,618	$10,105	$10,235	$10,876	$12,926
12/31/2017	$10,598	$10,115	$10,270	$10,975	$13,101
1/31/2018	$10,822	$10,126	$10,393	$11,231	$13,793
2/28/2018	$10,647	$10,137	$10,301	$11,059	$13,221
3/31/2018	$10,539	$10,151	$10,410	$11,005	$12,933
4/30/2018	$10,578	$10,164	$10,244	$11,027	$13,082
5/31/2018	$10,491	$10,179	$10,166	$11,106	$13,164
6/30/2018	$10,432	$10,195	$10,121	$11,056	$13,158
7/31/2018	$10,559	$10,211	$10,104	$11,079	$13,568
8/31/2018	$10,559	$10,229	$10,114	$11,104	$13,736
9/30/2018	$10,539	$10,246	$10,027	$11,082	$13,813
10/31/2018	$10,305	$10,264	$9,915	$10,758	$12,799
11/30/2018	$10,344	$10,283	$9,946	$10,711	$12,944
12/31/2018	$10,051	$10,304	$10,147	$10,534	$11,960
1/31/2019	$10,372	$10,325	$10,302	$10,804	$12,890
2/28/2019	$10,413	$10,344	$10,242	$10,919	$13,278
3/31/2019	$10,443	$10,365	$10,371	$11,019	$13,452
4/30/2019	$10,543	$10,386	$10,340	$11,118	$13,929
5/31/2019	$10,423	$10,408	$10,480	$11,012	$13,126
6/30/2019	$10,573	$10,429	$10,712	$11,183	$13,991
7/31/2019	$10,643	$10,450	$10,683	$11,213	$14,060
8/31/2019	$10,654	$10,469	$10,900	$11,126	$13,772
9/30/2019	$10,654	$10,487	$10,789	$11,076	$14,065
10/31/2019	$10,684	$10,505	$10,861	$11,132	$14,423
11/30/2019	$10,654	$10,521	$10,778	$11,235	$14,825
12/31/2019	$10,696	$10,536	$10,841	$11,418	$15,269
1/31/2020	$10,786	$10,550	$10,980	$11,450	$15,176
2/29/2020	$10,595	$10,563	$11,054	$11,275	$13,893
3/31/2020	$10,263	$10,577	$10,806	$10,415	$12,055
4/30/2020	$10,545	$10,585	$11,018	$10,768	$13,372
5/31/2020	$10,726	$10,590	$11,066	$11,016	$14,018
6/30/2020	$10,786	$10,591	$11,165	$11,232	$14,388
7/31/2020	$11,128	$10,592	$11,521	$11,485	$15,077
8/31/2020	$11,249	$10,593	$11,503	$11,731	$16,084
9/30/2020	$11,209	$10,594	$11,462	$11,711	$15,529
10/31/2020	$11,209	$10,595	$11,473	$11,747	$15,053
11/30/2020	$11,541	$10,596	$11,681	$12,207	$16,977
12/31/2020	$11,730	$10,597	$11,838	$12,660	$17,697
1/31/2021	$11,635	$10,598	$11,734	$12,576	$17,521
2/28/2021	$11,814	$10,598	$11,532	$12,932	$17,970
3/31/2021	$11,857	$10,599	$11,310	$12,916	$18,568
4/30/2021	$12,079	$10,599	$11,453	$13,192	$19,432
5/31/2021	$12,111	$10,599	$11,561	$13,214	$19,712
6/30/2021	$12,005	$10,600	$11,459	$13,288	$20,006
7/31/2021	$11,952	$10,600	$11,611	$13,202	$20,364
8/31/2021	$12,005	$10,600	$11,563	$13,367	$20,871
9/30/2021	$11,910	$10,601	$11,357	$13,385	$20,005
10/31/2021	$11,952	$10,601	$11,330	$13,595	$21,138
11/30/2021	$11,793	$10,601	$11,297	$13,396	$20,675
12/31/2021	$12,081	$10,602	$11,281	$13,442	$21,558
1/31/2022	$11,912	$10,602	$11,050	$13,099	$20,418
2/28/2022	$11,799	$10,603	$10,919	$13,022	$19,901
3/31/2022	$11,890	$10,605	$10,586	$13,072	$20,447
4/30/2022	$11,923	$10,608	$10,006	$12,914	$18,749
5/31/2022	$11,980	$10,613	$10,033	$12,725	$18,763
6/30/2022	$11,721	$10,620	$9,711	$12,556	$17,138
7/31/2022	$11,856	$10,631	$9,918	$12,651	$18,498
8/31/2022	$11,856	$10,647	$9,526	$12,721	$17,725
9/30/2022	$11,676	$10,668	$9,037	$12,512	$16,077
10/31/2022	$11,957	$10,694	$8,975	$12,566	$17,232
11/30/2022	$12,092	$10,725	$9,397	$12,684	$18,430
12/31/2022	$12,142	$10,761	$9,448	$12,728	$17,647
1/31/2023	$12,235	$10,801	$9,758	$12,984	$18,896
2/28/2023	$12,200	$10,838	$9,434	$12,913	$18,442
3/31/2023	$12,061	$10,882	$9,732	$12,824	$19,012
4/30/2023	$12,073	$10,925	$9,775	$12,860	$19,345
5/31/2023	$11,958	$10,971	$9,584	$12,868	$19,152
6/30/2023	$12,131	$11,018	$9,583	$13,019	$20,310
7/31/2023	$12,235	$11,068	$9,650	$13,164	$20,992
8/31/2023	$12,235	$11,120	$9,518	$13,145	$20,491
9/30/2023	$12,235	$11,170	$9,240	$13,089	$19,607
10/31/2023	$12,142	$11,223	$9,129	$12,947	$19,038
11/30/2023	$12,442	$11,274	$9,589	$13,222	$20,823
12/31/2023	$12,765	$11,327	$9,988	$13,502	$21,845
1/31/2024	$12,765	$11,380	$9,850	$13,599	$22,107
2/29/2024	$13,028	$11,429	$9,726	$13,837	$23,044
3/31/2024	$13,292	$11,482	$9,780	$14,066	$23,785
4/30/2024	$13,148	$11,534	$9,533	$14,004	$22,901
5/31/2024	$13,304	$11,587	$9,658	$14,115	$23,924
6/30/2024	$13,244	$11,639	$9,672	$14,152	$24,411
7/31/2024	$13,388	$11,694	$9,939	$14,220	$24,841

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	9.43%	4.70%	2.96%
FTSE Three-Month US Treasury Bill Index	5.65%	2.28%	1.58%
Bloomberg Global Aggregate Index	3.01%	(1.44%)	(0.06%)
HFRI Fund of Funds Composite Index	8.02%	4.87%	3.58%
MSCI World Index (net)	18.34%	12.06%	9.53%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date			Jul. 31, 2023
AssetsNet		$ 342,552,992		$ 342,552,992	$ 342,552,992	$ 342,552,992	$ 342,552,992
Holdings Count | Holding		1,933		1,933	1,933	1,933	1,933
Advisory Fees Paid, Amount		$ 3,637,146
InvestmentCompanyPortfolioTurnover		405.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$342,552,992
# of Portfolio Holdings	1,933
Portfolio Turnover Rate	405%
Total Advisory Fees Paid (includes Administration Fees)	$3,637,146

Holdings [Text Block]

Top 5 Long Holdings (%)

Carillon Reams Unconstrained Bond Fund, Class I	4.6%
Palo Alto Networks, Inc., 0.375%, due 06/01/25	3.8
Virtus AlphaSimplex Managed Futures Strategy Fund, Class I	3.6
AQR Style Premia Alternative Fund, Class R6	1.4
Transocean, Inc., 4.625%, due 09/30/29	1.1

Largest Holdings [Text Block]

Top 5 Short Holdings (%)

Palo Alto Networks, Inc.	(3.8%)
Transocean Ltd.	(0.9)
iShares Russell 2000 ETF	(0.9)
iShares Core S&P/TSX Capped Composite Index ETF	(0.6)
SPDR S&P 500 ETF Trust	(0.6)

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.

At the recommendation of UBS Asset Management (Americas) LLC (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) appointed Fulcrum Asset Management LLP (“FAM”) to serve as a new subadvisor. FAM assumed investment advisory responsibility with respect to a separate portion of the Fund’s portfolio effective July 16, 2024.

Material Fund Change Adviser [Text Block]

At the recommendation of UBS Asset Management (Americas) LLC (formerly known as UBS Asset Management (Americas) Inc.), the investment advisor, the Board of Trustees (the “Board”) appointed Fulcrum Asset Management LLP (“FAM”) to serve as a new subadvisor. FAM assumed investment advisory responsibility with respect to a separate portion of the Fund’s portfolio effective July 16, 2024.

Summary of Change Legend [Text Block]		The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2023.
C000016586
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Global Real Estate Securities Investments
Class Name		Class A
Trading Symbol		PREAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Global Real Estate Securities Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.45%

Expenses Paid, Amount		$ 149
Expense Ratio, Percent		1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within industrial real estate investment trusts (“REITs”) and office REITs added value.

• On a stock level, Goodman Group and Universal Health Services were among the top contributors.

• On a regional level, an underweight to Hong Kong and an overweight to the United Kingdom were beneficial.

What didn’t work:

• Security selection within specialized REITs and real estate management and development detracted.

• On a stock level, Welltower and Simon Property Group were among the main detractors.

• On a factor level, an underweight to the dividend yield factor held back benchmark relative returns.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class A with Load	FTSE EPRA/NAREIT Developed Index	MSCI World Index (net)
7/31/2014	$9,446	$10,000	$10,000
8/31/2014	$9,613	$10,153	$10,220
9/30/2014	$8,995	$9,525	$9,943
10/31/2014	$9,588	$10,158	$10,007
11/30/2014	$9,665	$10,247	$10,208
12/31/2014	$9,691	$10,294	$10,043
1/31/2015	$10,142	$10,803	$9,861
2/28/2015	$10,129	$10,743	$10,439
3/31/2015	$10,116	$10,723	$10,276
4/30/2015	$9,974	$10,560	$10,517
5/31/2015	$9,845	$10,411	$10,553
6/30/2015	$9,394	$10,008	$10,307
7/31/2015	$9,678	$10,355	$10,492
8/31/2015	$9,098	$9,745	$9,798
9/30/2015	$9,085	$9,865	$9,437
10/31/2015	$9,652	$10,430	$10,185
11/30/2015	$9,330	$10,204	$10,134
12/31/2015	$9,374	$10,299	$9,956
1/31/2016	$8,805	$9,861	$9,360
2/29/2016	$8,778	$9,910	$9,290
3/31/2016	$9,692	$10,859	$9,921
4/30/2016	$9,758	$10,855	$10,078
5/31/2016	$9,705	$10,858	$10,135
6/30/2016	$10,076	$11,266	$10,021
7/31/2016	$10,632	$11,836	$10,444
8/31/2016	$10,566	$11,534	$10,453
9/30/2016	$10,433	$11,430	$10,509
10/31/2016	$9,851	$10,783	$10,305
11/30/2016	$9,679	$10,493	$10,453
12/31/2016	$9,939	$10,813	$10,703
1/31/2017	$10,063	$10,875	$10,962
2/28/2017	$10,298	$11,220	$11,266
3/31/2017	$10,215	$11,061	$11,386
4/30/2017	$10,422	$11,188	$11,554
5/31/2017	$10,395	$11,294	$11,799
6/30/2017	$10,478	$11,394	$11,844
7/31/2017	$10,616	$11,607	$12,128
8/31/2017	$10,588	$11,630	$12,145
9/30/2017	$10,574	$11,603	$12,417
10/31/2017	$10,547	$11,552	$12,652
11/30/2017	$10,740	$11,879	$12,926
12/31/2017	$10,973	$12,048	$13,101
1/31/2018	$10,959	$12,051	$13,793
2/28/2018	$10,097	$11,250	$13,221
3/31/2018	$10,456	$11,529	$12,933
4/30/2018	$10,700	$11,763	$13,082
5/31/2018	$10,772	$11,969	$13,164
6/30/2018	$10,973	$12,158	$13,158
7/31/2018	$10,988	$12,265	$13,568
8/31/2018	$11,002	$12,390	$13,736
9/30/2018	$10,743	$12,139	$13,813
10/31/2018	$10,327	$11,693	$12,799
11/30/2018	$10,686	$12,134	$12,944
12/31/2018	$10,046	$11,477	$11,960
1/31/2019	$11,144	$12,728	$12,890
2/28/2019	$11,189	$12,717	$13,278
3/31/2019	$11,574	$13,182	$13,452
4/30/2019	$11,411	$13,014	$13,929
5/31/2019	$11,367	$12,987	$13,126
6/30/2019	$11,545	$13,208	$13,991
7/31/2019	$11,485	$13,262	$14,060
8/31/2019	$11,723	$13,519	$13,772
9/30/2019	$11,960	$13,851	$14,065
10/31/2019	$12,242	$14,202	$14,423
11/30/2019	$12,049	$14,036	$14,825
12/31/2019	$12,099	$14,123	$15,269
1/31/2020	$12,052	$14,247	$15,176
2/29/2020	$11,026	$13,080	$13,893
3/31/2020	$8,631	$10,121	$12,055
4/30/2020	$9,129	$10,842	$13,372
5/31/2020	$9,206	$10,874	$14,018
6/30/2020	$9,346	$11,167	$14,388
7/31/2020	$9,533	$11,485	$15,077
8/31/2020	$9,797	$11,781	$16,084
9/30/2020	$9,424	$11,427	$15,529
10/31/2020	$9,098	$11,051	$15,053
11/30/2020	$10,388	$12,513	$16,977
12/31/2020	$10,739	$12,968	$17,697
1/31/2021	$10,612	$12,867	$17,521
2/28/2021	$11,408	$13,363	$17,970
3/31/2021	$11,791	$13,760	$18,568
4/30/2021	$12,556	$14,653	$19,432
5/31/2021	$12,826	$14,922	$19,712
6/30/2021	$12,906	$15,056	$20,006
7/31/2021	$13,416	$15,640	$20,364
8/31/2021	$13,480	$15,852	$20,871
9/30/2021	$12,715	$14,947	$20,005
10/31/2021	$13,400	$15,844	$21,138
11/30/2021	$13,273	$15,498	$20,675
12/31/2021	$14,246	$16,497	$21,558
1/31/2022	$13,131	$15,553	$20,418
2/28/2022	$12,754	$15,175	$19,901
3/31/2022	$13,180	$15,875	$20,447
4/30/2022	$12,656	$15,011	$18,749
5/31/2022	$12,098	$14,369	$18,763
6/30/2022	$11,016	$13,139	$17,138
7/31/2022	$11,902	$14,190	$18,498
8/31/2022	$11,049	$13,276	$17,725
9/30/2022	$9,590	$11,643	$16,077
10/31/2022	$9,885	$11,995	$17,232
11/30/2022	$10,689	$12,808	$18,430
12/31/2022	$10,280	$12,471	$17,647
1/31/2023	$11,270	$13,595	$18,896
2/28/2023	$10,693	$13,001	$18,442
3/31/2023	$10,511	$12,600	$19,012
4/30/2023	$10,693	$12,845	$19,345
5/31/2023	$10,198	$12,278	$19,152
6/30/2023	$10,561	$12,668	$20,310
7/31/2023	$10,874	$13,151	$20,992
8/31/2023	$10,528	$12,718	$20,491
9/30/2023	$9,802	$11,960	$19,607
10/31/2023	$9,323	$11,391	$19,038
11/30/2023	$10,445	$12,608	$20,823
12/31/2023	$11,406	$13,824	$21,845
1/31/2024	$10,905	$13,272	$22,107
2/29/2024	$10,988	$13,200	$23,044
3/31/2024	$11,356	$13,679	$23,785
4/30/2024	$10,470	$12,869	$22,901
5/31/2024	$10,905	$13,317	$23,924
6/30/2024	$10,905	$13,385	$24,411
7/31/2024	$11,523	$14,199	$24,841

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	5.96%	0.06%	2.01%
Class A with Load	0.18%	(1.06%)	1.43%
FTSE EPRA/NAREIT Developed Index	7.97%	1.38%	3.57%
MSCI World Index (net)	18.34%	12.06%	9.53%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 62,210,649		$ 62,210,649	$ 62,210,649	$ 62,210,649	$ 62,210,649
Holdings Count | Holding		54		54	54	54	54
Advisory Fees Paid, Amount		$ 49,416
InvestmentCompanyPortfolioTurnover		46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$62,210,649
# of Portfolio Holdings	54
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (includes Administration Fees)	$49,416

Holdings [Text Block]

Top 5 Countries (% of Net Assets)

Value	Value
United States	68.6%
United Kingdom	6.9%
Japan	6.6%
Australia	5.9%
Singapore	2.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Prologis, Inc.	9.5%
Equinix, Inc.	6.0
Extra Space Storage, Inc.	4.3
Goodman Group (Australia)	4.3
Mitsui Fudosan Co. Ltd. (Japan)	3.6

Material Fund Change [Text Block]
C000016590
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Global Real Estate Securities Investments
Class Name		Class P
Trading Symbol		PREQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Global Real Estate Securities Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$124	1.20%

Expenses Paid, Amount		$ 124
Expense Ratio, Percent		1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within industrial real estate investment trusts (“REITs”) and office REITs added value.

• On a stock level, Goodman Group and Universal Health Services were among the top contributors.

• On a regional level, an underweight to Hong Kong and an overweight to the United Kingdom were beneficial.

What didn’t work:

• Security selection within specialized REITs and real estate management and development detracted.

• On a stock level, Welltower and Simon Property Group were among the main detractors.

• On a factor level, an underweight to the dividend yield factor held back benchmark relative returns.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	FTSE EPRA/NAREIT Developed Index	MSCI World Index (net)
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,177	$10,153	$10,220
9/30/2014	$9,524	$9,525	$9,943
10/31/2014	$10,150	$10,158	$10,007
11/30/2014	$10,231	$10,247	$10,208
12/31/2014	$10,259	$10,294	$10,043
1/31/2015	$10,738	$10,803	$9,861
2/28/2015	$10,724	$10,743	$10,439
3/31/2015	$10,710	$10,723	$10,276
4/30/2015	$10,569	$10,560	$10,517
5/31/2015	$10,442	$10,411	$10,553
6/30/2015	$9,949	$10,008	$10,307
7/31/2015	$10,259	$10,355	$10,492
8/31/2015	$9,653	$9,745	$9,798
9/30/2015	$9,639	$9,865	$9,437
10/31/2015	$10,245	$10,430	$10,185
11/30/2015	$9,907	$10,204	$10,134
12/31/2015	$9,944	$10,299	$9,956
1/31/2016	$9,348	$9,861	$9,360
2/29/2016	$9,318	$9,910	$9,290
3/31/2016	$10,294	$10,859	$9,921
4/30/2016	$10,367	$10,855	$10,078
5/31/2016	$10,308	$10,858	$10,135
6/30/2016	$10,716	$11,266	$10,021
7/31/2016	$11,299	$11,836	$10,444
8/31/2016	$11,226	$11,534	$10,453
9/30/2016	$11,080	$11,430	$10,509
10/31/2016	$10,483	$10,783	$10,305
11/30/2016	$10,294	$10,493	$10,453
12/31/2016	$10,573	$10,813	$10,703
1/31/2017	$10,710	$10,875	$10,962
2/28/2017	$10,969	$11,220	$11,266
3/31/2017	$10,878	$11,061	$11,386
4/30/2017	$11,106	$11,188	$11,554
5/31/2017	$11,061	$11,294	$11,799
6/30/2017	$11,167	$11,394	$11,844
7/31/2017	$11,320	$11,607	$12,128
8/31/2017	$11,289	$11,630	$12,145
9/30/2017	$11,259	$11,603	$12,417
10/31/2017	$11,243	$11,552	$12,652
11/30/2017	$11,441	$11,879	$12,926
12/31/2017	$11,705	$12,048	$13,101
1/31/2018	$11,689	$12,051	$13,793
2/28/2018	$10,781	$11,250	$13,221
3/31/2018	$11,163	$11,529	$12,933
4/30/2018	$11,418	$11,763	$13,082
5/31/2018	$11,513	$11,969	$13,164
6/30/2018	$11,720	$12,158	$13,158
7/31/2018	$11,736	$12,265	$13,568
8/31/2018	$11,752	$12,390	$13,736
9/30/2018	$11,466	$12,139	$13,813
10/31/2018	$11,036	$11,693	$12,799
11/30/2018	$11,418	$12,134	$12,944
12/31/2018	$10,745	$11,477	$11,960
1/31/2019	$11,917	$12,728	$12,890
2/28/2019	$11,967	$12,717	$13,278
3/31/2019	$12,379	$13,182	$13,452
4/30/2019	$12,214	$13,014	$13,929
5/31/2019	$12,165	$12,987	$13,126
6/30/2019	$12,363	$13,208	$13,991
7/31/2019	$12,313	$13,262	$14,060
8/31/2019	$12,561	$13,519	$13,772
9/30/2019	$12,809	$13,851	$14,065
10/31/2019	$13,122	$14,202	$14,423
11/30/2019	$12,908	$14,036	$14,825
12/31/2019	$12,968	$14,123	$15,269
1/31/2020	$12,915	$14,247	$15,176
2/29/2020	$11,838	$13,080	$13,893
3/31/2020	$9,248	$10,121	$12,055
4/30/2020	$9,787	$10,842	$13,372
5/31/2020	$9,891	$10,874	$14,018
6/30/2020	$10,030	$11,167	$14,388
7/31/2020	$10,239	$11,485	$15,077
8/31/2020	$10,534	$11,781	$16,084
9/30/2020	$10,117	$11,427	$15,529
10/31/2020	$9,787	$11,051	$15,053
11/30/2020	$11,160	$12,513	$16,977
12/31/2020	$11,546	$12,968	$17,697
1/31/2021	$11,421	$12,867	$17,521
2/28/2021	$12,261	$13,363	$17,970
3/31/2021	$12,690	$13,760	$18,568
4/30/2021	$13,512	$14,653	$19,432
5/31/2021	$13,816	$14,922	$19,712
6/30/2021	$13,887	$15,056	$20,006
7/31/2021	$14,441	$15,640	$20,364
8/31/2021	$14,513	$15,852	$20,871
9/30/2021	$13,691	$14,947	$20,005
10/31/2021	$14,441	$15,844	$21,138
11/30/2021	$14,298	$15,498	$20,675
12/31/2021	$15,357	$16,497	$21,558
1/31/2022	$14,157	$15,553	$20,418
2/28/2022	$13,751	$15,175	$19,901
3/31/2022	$14,213	$15,875	$20,447
4/30/2022	$13,641	$15,011	$18,749
5/31/2022	$13,050	$14,369	$18,763
6/30/2022	$11,887	$13,139	$17,138
7/31/2022	$12,847	$14,190	$18,498
8/31/2022	$11,924	$13,276	$17,725
9/30/2022	$10,355	$11,643	$16,077
10/31/2022	$10,669	$11,995	$17,232
11/30/2022	$11,536	$12,808	$18,430
12/31/2022	$11,127	$12,471	$17,647
1/31/2023	$12,191	$13,595	$18,896
2/28/2023	$11,575	$13,001	$18,442
3/31/2023	$11,351	$12,600	$19,012
4/30/2023	$11,557	$12,845	$19,345
5/31/2023	$11,015	$12,278	$19,152
6/30/2023	$11,407	$12,668	$20,310
7/31/2023	$11,762	$13,151	$20,992
8/31/2023	$11,370	$12,718	$20,491
9/30/2023	$10,605	$11,960	$19,607
10/31/2023	$10,082	$11,391	$19,038
11/30/2023	$11,295	$12,608	$20,823
12/31/2023	$12,344	$13,824	$21,845
1/31/2024	$11,813	$13,272	$22,107
2/29/2024	$11,889	$13,200	$23,044
3/31/2024	$12,287	$13,679	$23,785
4/30/2024	$11,339	$12,869	$22,901
5/31/2024	$11,813	$13,317	$23,924
6/30/2024	$11,813	$13,385	$24,411
7/31/2024	$12,496	$14,199	$24,841

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class P	6.24%	0.29%	2.25%
FTSE EPRA/NAREIT Developed Index	7.97%	1.38%	3.57%
MSCI World Index (net)	18.34%	12.06%	9.53%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 62,210,649		$ 62,210,649	$ 62,210,649	$ 62,210,649	$ 62,210,649
Holdings Count | Holding		54		54	54	54	54
Advisory Fees Paid, Amount		$ 49,416
InvestmentCompanyPortfolioTurnover		46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$62,210,649
# of Portfolio Holdings	54
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (includes Administration Fees)	$49,416

Holdings [Text Block]

Top 5 Countries (% of Net Assets)

Value	Value
United States	68.6%
United Kingdom	6.9%
Japan	6.6%
Australia	5.9%
Singapore	2.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Prologis, Inc.	9.5%
Equinix, Inc.	6.0
Extra Space Storage, Inc.	4.3
Goodman Group (Australia)	4.3
Mitsui Fudosan Co. Ltd. (Japan)	3.6

Material Fund Change [Text Block]
C000008170
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Emerging Markets Equity Investments
Class Name		Class A
Trading Symbol		PWEAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.45%

Expenses Paid, Amount		$ 145
Expense Ratio, Percent		1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within information technology and materials contributed.

• On a stock level, SK Hynix, Interglobe Aviation, and Mercadolibre were among the main contributors.

• On a country level, selection within South Korea and Taiwan contributed.

What didn’t work:

• Security selection within communication services, financials, and real estate detracted.

• On a stock level, First Quantum Materials, Baidu, and Melco Resorts & Entertainment were among the main detractors.

• On a country level, an overweight to China and underweight to India and Taiwan detracted on a relative basis, as did security selection within India and China.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class A with Load	MSCI Emerging Markets Index (net)
7/31/2014	$9,449	$10,000
8/31/2014	$9,693	$10,225
9/30/2014	$9,045	$9,467
10/31/2014	$9,268	$9,579
11/30/2014	$9,268	$9,478
12/31/2014	$8,843	$9,041
1/31/2015	$8,934	$9,095
2/28/2015	$9,046	$9,377
3/31/2015	$8,899	$9,243
4/30/2015	$9,382	$9,954
5/31/2015	$9,046	$9,556
6/30/2015	$8,801	$9,308
7/31/2015	$8,269	$8,662
8/31/2015	$7,547	$7,879
9/30/2015	$7,337	$7,642
10/31/2015	$7,779	$8,187
11/30/2015	$7,526	$7,868
12/31/2015	$7,333	$7,692
1/31/2016	$6,932	$7,193
2/29/2016	$6,827	$7,181
3/31/2016	$7,621	$8,132
4/30/2016	$7,635	$8,176
5/31/2016	$7,403	$7,871
6/30/2016	$7,712	$8,186
7/31/2016	$8,014	$8,597
8/31/2016	$8,119	$8,811
9/30/2016	$8,190	$8,924
10/31/2016	$8,190	$8,946
11/30/2016	$7,761	$8,534
12/31/2016	$7,757	$8,553
1/31/2017	$8,132	$9,021
2/28/2017	$8,380	$9,297
3/31/2017	$8,614	$9,532
4/30/2017	$8,798	$9,740
5/31/2017	$9,046	$10,028
6/30/2017	$9,152	$10,129
7/31/2017	$9,613	$10,733
8/31/2017	$9,783	$10,972
9/30/2017	$9,754	$10,929
10/31/2017	$9,960	$11,312
11/30/2017	$9,974	$11,335
12/31/2017	$10,377	$11,741
1/31/2018	$11,114	$12,720
2/28/2018	$10,613	$12,133
3/31/2018	$10,492	$11,908
4/30/2018	$10,363	$11,855
5/31/2018	$10,034	$11,435
6/30/2018	$9,598	$10,960
7/31/2018	$9,734	$11,201
8/31/2018	$9,490	$10,898
9/30/2018	$9,369	$10,840
10/31/2018	$8,575	$9,896
11/30/2018	$8,925	$10,304
12/31/2018	$8,651	$10,031
1/31/2019	$9,385	$10,909
2/28/2019	$9,422	$10,934
3/31/2019	$9,538	$11,026
4/30/2019	$9,720	$11,258
5/31/2019	$9,109	$10,441
6/30/2019	$9,618	$11,092
7/31/2019	$9,451	$10,957
8/31/2019	$9,131	$10,423
9/30/2019	$9,247	$10,621
10/31/2019	$9,654	$11,069
11/30/2019	$9,654	$11,054
12/31/2019	$10,271	$11,879
1/31/2020	$9,780	$11,325
2/29/2020	$9,318	$10,728
3/31/2020	$7,588	$9,076
4/30/2020	$8,402	$9,907
5/31/2020	$8,556	$9,983
6/30/2020	$9,215	$10,717
7/31/2020	$10,110	$11,674
8/31/2020	$10,366	$11,932
9/30/2020	$10,146	$11,741
10/31/2020	$10,388	$11,983
11/30/2020	$11,371	$13,091
12/31/2020	$12,303	$14,053
1/31/2021	$12,488	$14,484
2/28/2021	$12,873	$14,595
3/31/2021	$12,695	$14,375
4/30/2021	$12,984	$14,732
5/31/2021	$13,265	$15,074
6/30/2021	$13,317	$15,100
7/31/2021	$12,481	$14,084
8/31/2021	$12,888	$14,453
9/30/2021	$12,266	$13,878
10/31/2021	$12,451	$14,015
11/30/2021	$11,808	$13,444
12/31/2021	$12,063	$13,696
1/31/2022	$11,972	$13,437
2/28/2022	$11,452	$13,035
3/31/2022	$11,220	$12,741
4/30/2022	$10,344	$12,032
5/31/2022	$10,468	$12,085
6/30/2022	$9,940	$11,282
7/31/2022	$9,923	$11,254
8/31/2022	$9,882	$11,301
9/30/2022	$8,874	$9,976
10/31/2022	$8,618	$9,667
11/30/2022	$10,006	$11,100
12/31/2022	$9,745	$10,944
1/31/2023	$10,758	$11,809
2/28/2023	$9,998	$11,043
3/31/2023	$10,311	$11,377
4/30/2023	$10,074	$11,248
5/31/2023	$9,948	$11,060
6/30/2023	$10,480	$11,479
7/31/2023	$11,028	$12,194
8/31/2023	$10,404	$11,443
9/30/2023	$10,015	$11,144
10/31/2023	$9,559	$10,711
11/30/2023	$10,387	$11,568
12/31/2023	$10,725	$12,020
1/31/2024	$10,195	$11,462
2/29/2024	$10,631	$12,007
3/31/2024	$10,793	$12,305
4/30/2024	$10,785	$12,360
5/31/2024	$11,007	$12,430
6/30/2024	$11,143	$12,920
7/31/2024	$11,067	$12,958

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	0.35%	3.21%	1.59%
Class A with Load	(5.17%)	2.04%	1.02%
MSCI Emerging Markets Index (net)	6.27%	3.41%	2.63%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 384,428,118		$ 384,428,118	$ 384,428,118	$ 384,428,118	$ 384,428,118
Holdings Count | Holding		157		157	157	157	157
Advisory Fees Paid, Amount		$ 2,560,722
InvestmentCompanyPortfolioTurnover		66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$384,428,118
# of Portfolio Holdings	157
Portfolio Turnover Rate	66%
Total Advisory Fees Paid (includes Administration Fees)	$2,560,722

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	23.7%
Information Technology	23.6%
Consumer Discretionary	14.8%
Industrials	7.5%
Consumer Staples	7.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.6
SK Hynix, Inc.	1.9

Material Fund Change [Text Block]
C000008169
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Emerging Markets Equity Investments
Class Name		Class P
Trading Symbol		PCEMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$120	1.20%

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within information technology and materials contributed.

• On a stock level, SK Hynix, Interglobe Aviation, and Mercadolibre were among the main contributors.

• On a country level, selection within South Korea and Taiwan contributed.

What didn’t work:

• Security selection within communication services, financials, and real estate detracted.

• On a stock level, First Quantum Materials, Baidu, and Melco Resorts & Entertainment were among the main detractors.

• On a country level, an overweight to China and underweight to India and Taiwan detracted on a relative basis, as did security selection within India and China.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI Emerging Markets Index (net)
7/31/2014	$10,000	$10,000
8/31/2014	$10,262	$10,225
9/30/2014	$9,578	$9,467
10/31/2014	$9,811	$9,579
11/30/2014	$9,818	$9,478
12/31/2014	$9,371	$9,041
1/31/2015	$9,467	$9,095
2/28/2015	$9,592	$9,377
3/31/2015	$9,430	$9,243
4/30/2015	$9,945	$9,954
5/31/2015	$9,585	$9,556
6/30/2015	$9,327	$9,308
7/31/2015	$8,767	$8,662
8/31/2015	$8,009	$7,879
9/30/2015	$7,788	$7,642
10/31/2015	$8,259	$8,187
11/30/2015	$7,987	$7,868
12/31/2015	$7,783	$7,692
1/31/2016	$7,367	$7,193
2/29/2016	$7,255	$7,181
3/31/2016	$8,096	$8,132
4/30/2016	$8,118	$8,176
5/31/2016	$7,865	$7,871
6/30/2016	$8,193	$8,186
7/31/2016	$8,520	$8,597
8/31/2016	$8,632	$8,811
9/30/2016	$8,706	$8,924
10/31/2016	$8,706	$8,946
11/30/2016	$8,260	$8,534
12/31/2016	$8,253	$8,553
1/31/2017	$8,652	$9,021
2/28/2017	$8,923	$9,297
3/31/2017	$9,171	$9,532
4/30/2017	$9,367	$9,740
5/31/2017	$9,630	$10,028
6/30/2017	$9,750	$10,129
7/31/2017	$10,239	$10,733
8/31/2017	$10,427	$10,972
9/30/2017	$10,397	$10,929
10/31/2017	$10,623	$11,312
11/30/2017	$10,638	$11,335
12/31/2017	$11,070	$11,741
1/31/2018	$11,854	$12,720
2/28/2018	$11,321	$12,133
3/31/2018	$11,199	$11,908
4/30/2018	$11,062	$11,855
5/31/2018	$10,720	$11,435
6/30/2018	$10,248	$10,960
7/31/2018	$10,400	$11,201
8/31/2018	$10,133	$10,898
9/30/2018	$10,011	$10,840
10/31/2018	$9,159	$9,896
11/30/2018	$9,539	$10,304
12/31/2018	$9,251	$10,031
1/31/2019	$10,042	$10,909
2/28/2019	$10,073	$10,934
3/31/2019	$10,205	$11,026
4/30/2019	$10,398	$11,258
5/31/2019	$9,755	$10,441
6/30/2019	$10,298	$11,092
7/31/2019	$10,119	$10,957
8/31/2019	$9,778	$10,423
9/30/2019	$9,902	$10,621
10/31/2019	$10,344	$11,069
11/30/2019	$10,344	$11,054
12/31/2019	$11,009	$11,879
1/31/2020	$10,484	$11,325
2/29/2020	$9,991	$10,728
3/31/2020	$8,133	$9,076
4/30/2020	$9,011	$9,907
5/31/2020	$9,176	$9,983
6/30/2020	$9,889	$10,717
7/31/2020	$10,852	$11,674
8/31/2020	$11,127	$11,932
9/30/2020	$10,899	$11,741
10/31/2020	$11,158	$11,983
11/30/2020	$12,216	$13,091
12/31/2020	$13,224	$14,053
1/31/2021	$13,423	$14,484
2/28/2021	$13,842	$14,595
3/31/2021	$13,644	$14,375
4/30/2021	$13,969	$14,732
5/31/2021	$14,262	$15,074
6/30/2021	$14,326	$15,100
7/31/2021	$13,430	$14,084
8/31/2021	$13,866	$14,453
9/30/2021	$13,209	$13,878
10/31/2021	$13,415	$14,015
11/30/2021	$12,717	$13,444
12/31/2021	$12,995	$13,696
1/31/2022	$12,906	$13,437
2/28/2022	$12,339	$13,035
3/31/2022	$12,090	$12,741
4/30/2022	$11,150	$12,032
5/31/2022	$11,292	$12,085
6/30/2022	$10,715	$11,282
7/31/2022	$10,707	$11,254
8/31/2022	$10,662	$11,301
9/30/2022	$9,580	$9,976
10/31/2022	$9,305	$9,667
11/30/2022	$10,804	$11,100
12/31/2022	$10,530	$10,944
1/31/2023	$11,621	$11,809
2/28/2023	$10,803	$11,043
3/31/2023	$11,139	$11,377
4/30/2023	$10,885	$11,248
5/31/2023	$10,757	$11,060
6/30/2023	$11,330	$11,479
7/31/2023	$11,930	$12,194
8/31/2023	$11,257	$11,443
9/30/2023	$10,839	$11,144
10/31/2023	$10,339	$10,711
11/30/2023	$11,248	$11,568
12/31/2023	$11,616	$12,020
1/31/2024	$11,035	$11,462
2/29/2024	$11,515	$12,007
3/31/2024	$11,690	$12,305
4/30/2024	$11,690	$12,360
5/31/2024	$11,930	$12,430
6/30/2024	$12,078	$12,920
7/31/2024	$11,995	$12,958

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class P	0.54%	3.46%	1.84%
MSCI Emerging Markets Index (net)	6.27%	3.41%	2.63%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 384,428,118		$ 384,428,118	$ 384,428,118	$ 384,428,118	$ 384,428,118
Holdings Count | Holding		157		157	157	157	157
Advisory Fees Paid, Amount		$ 2,560,722
InvestmentCompanyPortfolioTurnover		66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$384,428,118
# of Portfolio Holdings	157
Portfolio Turnover Rate	66%
Total Advisory Fees Paid (includes Administration Fees)	$2,560,722

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	23.7%
Information Technology	23.6%
Consumer Discretionary	14.8%
Industrials	7.5%
Consumer Staples	7.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.6
SK Hynix, Inc.	1.9

Material Fund Change [Text Block]
C000228112
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Emerging Markets Equity Investments
Class Name		Class P2
Trading Symbol		PWETX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$93	0.93%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within information technology and materials contributed.

• On a stock level, SK Hynix, Interglobe Aviation, and Mercadolibre were among the main contributors.

• On a country level, selection within South Korea and Taiwan contributed.

What didn’t work:

• Security selection within communication services, financials, and real estate detracted.

• On a stock level, First Quantum Materials, Baidu, and Melco Resorts & Entertainment were among the main detractors.

• On a country level, an overweight to China and underweight to India and Taiwan detracted on a relative basis, as did security selection within India and China.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P2	MSCI Emerging Markets Index (net)
2/28/2023	$10,000	$10,000
3/31/2023	$10,551	$10,535
4/30/2023	$10,327	$10,415
5/31/2023	$10,198	$10,240
6/30/2023	$10,749	$10,629
7/31/2023	$11,318	$11,291
8/31/2023	$10,680	$10,595
9/30/2023	$10,293	$10,318
10/31/2023	$9,819	$9,917
11/30/2023	$10,680	$10,711
12/31/2023	$11,035	$11,130
1/31/2024	$10,494	$10,613
2/29/2024	$10,939	$11,118
3/31/2024	$11,113	$11,393
4/30/2024	$11,113	$11,444
5/31/2024	$11,340	$11,509
6/30/2024	$11,488	$11,963
7/31/2024	$11,419	$11,999

Average Annual Return [Table Text Block]
	1 Year	Since Inception 3/17/23
Class P2	0.89%	10.13%
MSCI Emerging Markets Index (net)	6.27%	14.17%

Performance Inception Date				Mar. 17, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 384,428,118		$ 384,428,118	$ 384,428,118	$ 384,428,118	$ 384,428,118
Holdings Count | Holding		157		157	157	157	157
Advisory Fees Paid, Amount		$ 2,560,722
InvestmentCompanyPortfolioTurnover		66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$384,428,118
# of Portfolio Holdings	157
Portfolio Turnover Rate	66%
Total Advisory Fees Paid (includes Administration Fees)	$2,560,722

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	23.7%
Information Technology	23.6%
Consumer Discretionary	14.8%
Industrials	7.5%
Consumer Staples	7.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.6
SK Hynix, Inc.	1.9

Material Fund Change [Text Block]
C000008173
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Emerging Markets Equity Investments
Class Name		Class Y
Trading Symbol		PWEYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$120	1.20%

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within information technology and materials contributed.

• On a stock level, SK Hynix, Interglobe Aviation, and Mercadolibre were among the main contributors.

• On a country level, selection within South Korea and Taiwan contributed.

What didn’t work:

• Security selection within communication services, financials, and real estate detracted.

• On a stock level, First Quantum Materials, Baidu, and Melco Resorts & Entertainment were among the main detractors.

• On a country level, an overweight to China and underweight to India and Taiwan detracted on a relative basis, as did security selection within India and China.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class Y	MSCI Emerging Markets Index (net)
7/31/2014	$10,000	$10,000
8/31/2014	$10,260	$10,225
9/30/2014	$9,580	$9,467
10/31/2014	$9,812	$9,579
11/30/2014	$9,819	$9,478
12/31/2014	$9,371	$9,041
1/31/2015	$9,466	$9,095
2/28/2015	$9,591	$9,377
3/31/2015	$9,430	$9,243
4/30/2015	$9,950	$9,954
5/31/2015	$9,591	$9,556
6/30/2015	$9,335	$9,308
7/31/2015	$8,770	$8,662
8/31/2015	$8,008	$7,879
9/30/2015	$7,789	$7,642
10/31/2015	$8,257	$8,187
11/30/2015	$7,994	$7,868
12/31/2015	$7,784	$7,692
1/31/2016	$7,370	$7,193
2/29/2016	$7,258	$7,181
3/31/2016	$8,095	$8,132
4/30/2016	$8,118	$8,176
5/31/2016	$7,873	$7,871
6/30/2016	$8,199	$8,186
7/31/2016	$8,525	$8,597
8/31/2016	$8,636	$8,811
9/30/2016	$8,718	$8,924
10/31/2016	$8,710	$8,946
11/30/2016	$8,266	$8,534
12/31/2016	$8,262	$8,553
1/31/2017	$8,659	$9,021
2/28/2017	$8,929	$9,297
3/31/2017	$9,184	$9,532
4/30/2017	$9,371	$9,740
5/31/2017	$9,641	$10,028
6/30/2017	$9,753	$10,129
7/31/2017	$10,248	$10,733
8/31/2017	$10,435	$10,972
9/30/2017	$10,405	$10,929
10/31/2017	$10,630	$11,312
11/30/2017	$10,645	$11,335
12/31/2017	$11,074	$11,741
1/31/2018	$11,870	$12,720
2/28/2018	$11,332	$12,133
3/31/2018	$11,210	$11,908
4/30/2018	$11,074	$11,855
5/31/2018	$10,725	$11,435
6/30/2018	$10,255	$10,960
7/31/2018	$10,407	$11,201
8/31/2018	$10,142	$10,898
9/30/2018	$10,020	$10,840
10/31/2018	$9,171	$9,896
11/30/2018	$9,550	$10,304
12/31/2018	$9,257	$10,031
1/31/2019	$10,044	$10,909
2/28/2019	$10,083	$10,934
3/31/2019	$10,214	$11,026
4/30/2019	$10,407	$11,258
5/31/2019	$9,759	$10,441
6/30/2019	$10,299	$11,092
7/31/2019	$10,122	$10,957
8/31/2019	$9,782	$10,423
9/30/2019	$9,913	$10,621
10/31/2019	$10,353	$11,069
11/30/2019	$10,353	$11,054
12/31/2019	$11,023	$11,879
1/31/2020	$10,492	$11,325
2/29/2020	$10,001	$10,728
3/31/2020	$8,144	$9,076
4/30/2020	$9,018	$9,907
5/31/2020	$9,182	$9,983
6/30/2020	$9,900	$10,717
7/31/2020	$10,859	$11,674
8/31/2020	$11,140	$11,932
9/30/2020	$10,906	$11,741
10/31/2020	$11,163	$11,983
11/30/2020	$12,224	$13,091
12/31/2020	$13,236	$14,053
1/31/2021	$13,433	$14,484
2/28/2021	$13,851	$14,595
3/31/2021	$13,654	$14,375
4/30/2021	$13,977	$14,732
5/31/2021	$14,277	$15,074
6/30/2021	$14,332	$15,100
7/31/2021	$13,441	$14,084
8/31/2021	$13,875	$14,453
9/30/2021	$13,220	$13,878
10/31/2021	$13,425	$14,015
11/30/2021	$12,723	$13,444
12/31/2021	$13,000	$13,696
1/31/2022	$12,911	$13,437
2/28/2022	$12,347	$13,035
3/31/2022	$12,100	$12,741
4/30/2022	$11,155	$12,032
5/31/2022	$11,296	$12,085
6/30/2022	$10,723	$11,282
7/31/2022	$10,714	$11,254
8/31/2022	$10,670	$11,301
9/30/2022	$9,584	$9,976
10/31/2022	$9,311	$9,667
11/30/2022	$10,811	$11,100
12/31/2022	$10,538	$10,944
1/31/2023	$11,624	$11,809
2/28/2023	$10,810	$11,043
3/31/2023	$11,144	$11,377
4/30/2023	$10,891	$11,248
5/31/2023	$10,764	$11,060
6/30/2023	$11,343	$11,479
7/31/2023	$11,940	$12,194
8/31/2023	$11,262	$11,443
9/30/2023	$10,846	$11,144
10/31/2023	$10,348	$10,711
11/30/2023	$11,253	$11,568
12/31/2023	$11,628	$12,020
1/31/2024	$11,050	$11,462
2/29/2024	$11,518	$12,007
3/31/2024	$11,702	$12,305
4/30/2024	$11,702	$12,360
5/31/2024	$11,931	$12,430
6/30/2024	$12,087	$12,920
7/31/2024	$12,004	$12,958

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	0.54%	3.47%	1.84%
MSCI Emerging Markets Index (net)	6.27%	3.41%	2.63%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 384,428,118		$ 384,428,118	$ 384,428,118	$ 384,428,118	$ 384,428,118
Holdings Count | Holding		157		157	157	157	157
Advisory Fees Paid, Amount		$ 2,560,722
InvestmentCompanyPortfolioTurnover		66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$384,428,118
# of Portfolio Holdings	157
Portfolio Turnover Rate	66%
Total Advisory Fees Paid (includes Administration Fees)	$2,560,722

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	23.7%
Information Technology	23.6%
Consumer Discretionary	14.8%
Industrials	7.5%
Consumer Staples	7.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.6
SK Hynix, Inc.	1.9

Material Fund Change [Text Block]
C000008145
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Large Co Value Equity Investments
Class Name		Class A
Trading Symbol		PCPAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.14%

Expenses Paid, Amount		$ 122
Expense Ratio, Percent		1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within the financials sector had the most positive impact on performance, followed by security selection within the communication services sector.

• On a sector level, an overweight allocation to the financials sector added most to performance.

What didn't work:

• Security selection within the health care sector detracted most from performance, followed by security selection within the industrials and energy sectors.

• On a sector level, an underweight allocation to the industrials sector detracted most, followed by an overweight allocation to the consumer discretionary sector.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class A with Load	Russell 1000 Value Index	Russell 1000 Index
7/31/2014	$9,450	$10,000	$10,000
8/31/2014	$9,742	$10,368	$10,413
9/30/2014	$9,543	$10,154	$10,231
10/31/2014	$9,727	$10,382	$10,481
11/30/2014	$10,007	$10,594	$10,755
12/31/2014	$10,081	$10,659	$10,730
1/31/2015	$9,615	$10,233	$10,435
2/28/2015	$10,170	$10,728	$11,038
3/31/2015	$10,001	$10,582	$10,901
4/30/2015	$10,089	$10,681	$10,978
5/31/2015	$10,212	$10,810	$11,122
6/30/2015	$9,962	$10,594	$10,913
7/31/2015	$10,039	$10,640	$11,124
8/31/2015	$9,459	$10,007	$10,454
9/30/2015	$9,141	$9,705	$10,168
10/31/2015	$9,823	$10,437	$10,991
11/30/2015	$9,836	$10,477	$11,027
12/31/2015	$9,616	$10,251	$10,828
1/31/2016	$9,142	$9,722	$10,246
2/29/2016	$9,176	$9,719	$10,242
3/31/2016	$9,848	$10,419	$10,956
4/30/2016	$9,979	$10,638	$11,015
5/31/2016	$10,061	$10,803	$11,208
6/30/2016	$10,003	$10,897	$11,233
7/31/2016	$10,327	$11,213	$11,661
8/31/2016	$10,482	$11,300	$11,677
9/30/2016	$10,467	$11,276	$11,686
10/31/2016	$10,298	$11,102	$11,458
11/30/2016	$11,130	$11,736	$11,910
12/31/2016	$11,332	$12,029	$12,134
1/31/2017	$11,407	$12,115	$12,378
2/28/2017	$11,791	$12,550	$12,857
3/31/2017	$11,665	$12,422	$12,865
4/30/2017	$11,609	$12,399	$13,001
5/31/2017	$11,619	$12,387	$13,167
6/30/2017	$11,796	$12,589	$13,259
7/31/2017	$11,952	$12,757	$13,521
8/31/2017	$11,831	$12,608	$13,564
9/30/2017	$12,194	$12,981	$13,853
10/31/2017	$12,361	$13,076	$14,170
11/30/2017	$12,693	$13,476	$14,602
12/31/2017	$12,897	$13,673	$14,765
1/31/2018	$13,461	$14,201	$15,576
2/28/2018	$12,788	$13,523	$15,004
3/31/2018	$12,471	$13,285	$14,663
4/30/2018	$12,575	$13,329	$14,713
5/31/2018	$12,553	$13,408	$15,089
6/30/2018	$12,531	$13,442	$15,186
7/31/2018	$13,007	$13,974	$15,710
8/31/2018	$13,199	$14,180	$16,252
9/30/2018	$13,199	$14,208	$16,313
10/31/2018	$12,492	$13,472	$15,159
11/30/2018	$12,750	$13,875	$15,468
12/31/2018	$11,499	$12,542	$14,059
1/31/2019	$12,480	$13,519	$15,237
2/28/2019	$12,706	$13,951	$15,753
3/31/2019	$12,645	$14,039	$16,027
4/30/2019	$13,120	$14,537	$16,674
5/31/2019	$12,151	$13,603	$15,612
6/30/2019	$13,010	$14,579	$16,708
7/31/2019	$13,144	$14,700	$16,967
8/31/2019	$12,761	$14,268	$16,656
9/30/2019	$13,230	$14,777	$16,945
10/31/2019	$13,339	$14,983	$17,304
11/30/2019	$13,754	$15,446	$17,958
12/31/2019	$14,122	$15,871	$18,477
1/31/2020	$13,523	$15,530	$18,497
2/29/2020	$12,131	$14,026	$16,985
3/31/2020	$9,593	$11,629	$14,741
4/30/2020	$10,662	$12,936	$16,689
5/31/2020	$11,055	$13,380	$17,569
6/30/2020	$11,139	$13,291	$17,958
7/31/2020	$11,513	$13,816	$19,009
8/31/2020	$11,893	$14,387	$20,404
9/30/2020	$11,519	$14,034	$19,659
10/31/2020	$11,480	$13,850	$19,185
11/30/2020	$13,136	$15,713	$21,444
12/31/2020	$13,749	$16,315	$22,350
1/31/2021	$13,665	$16,166	$22,166
2/28/2021	$14,558	$17,143	$22,809
3/31/2021	$15,451	$18,151	$23,672
4/30/2021	$16,116	$18,877	$24,946
5/31/2021	$16,644	$19,318	$25,064
6/30/2021	$16,377	$19,097	$25,692
7/31/2021	$16,520	$19,249	$26,226
8/31/2021	$16,859	$19,631	$26,985
9/30/2021	$16,240	$18,948	$25,746
10/31/2021	$17,042	$19,910	$27,532
11/30/2021	$16,246	$19,208	$27,163
12/31/2021	$17,281	$20,420	$28,263
1/31/2022	$17,257	$19,944	$26,670
2/28/2022	$17,085	$19,713	$25,938
3/31/2022	$17,241	$20,269	$26,813
4/30/2022	$16,444	$19,126	$24,423
5/31/2022	$16,897	$19,498	$24,386
6/30/2022	$15,317	$17,794	$22,343
7/31/2022	$16,209	$18,974	$24,424
8/31/2022	$15,880	$18,409	$23,487
9/30/2022	$14,464	$16,795	$21,314
10/31/2022	$15,904	$18,517	$23,023
11/30/2022	$17,093	$19,674	$24,268
12/31/2022	$16,378	$18,881	$22,857
1/31/2023	$17,578	$19,859	$24,390
2/28/2023	$17,001	$19,159	$23,809
3/31/2023	$16,882	$19,071	$24,562
4/30/2023	$17,101	$19,358	$24,867
5/31/2023	$16,515	$18,611	$24,983
6/30/2023	$17,605	$19,848	$26,670
7/31/2023	$18,356	$20,546	$27,587
8/31/2023	$17,752	$19,991	$27,104
9/30/2023	$17,239	$19,220	$25,831
10/31/2023	$16,836	$18,541	$25,206
11/30/2023	$17,972	$19,940	$27,560
12/31/2023	$18,848	$21,045	$28,921
1/31/2024	$18,733	$21,067	$29,324
2/29/2024	$19,282	$21,844	$30,908
3/31/2024	$20,264	$22,936	$31,899
4/30/2024	$19,648	$21,956	$30,541
5/31/2024	$20,283	$22,652	$31,980
6/30/2024	$20,158	$22,439	$33,038
7/31/2024	$20,986	$23,586	$33,519

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	14.33%	9.81%	8.31%
Class A with Load	8.02%	8.57%	7.69%
Russell 1000 Value Index	14.80%	9.92%	8.96%
Russell 1000 Index	21.50%	14.59%	12.86%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 798,382,216		$ 798,382,216	$ 798,382,216	$ 798,382,216	$ 798,382,216
Holdings Count | Holding		122		122	122	122	122
Advisory Fees Paid, Amount		$ 5,927,586
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$798,382,216
# of Portfolio Holdings	122
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (includes Administration Fees)	$5,927,586

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	26.6%
Health Care	14.2%
Information Technology	9.6%
Industrials	8.6%
Consumer Staples	7.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Elevance Health, Inc.	2.4%
American Express Co.	2.3
Alphabet, Inc., Class A	2.2
Citigroup, Inc.	2.1
Berkshire Hathaway, Inc., Class B	2.0

Material Fund Change [Text Block]
C000008144
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Large Co Value Equity Investments
Class Name		Class P
Trading Symbol		PCLVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$95	0.89%

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within the financials sector had the most positive impact on performance, followed by security selection within the communication services sector.

• On a sector level, an overweight allocation to the financials sector added most to performance.

What didn't work:

• Security selection within the health care sector detracted most from performance, followed by security selection within the industrials and energy sectors.

• On a sector level, an underweight allocation to the industrials sector detracted most, followed by an overweight allocation to the consumer discretionary sector.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 1000 Value Index	Russell 1000 Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,313	$10,368	$10,413
9/30/2014	$10,107	$10,154	$10,231
10/31/2014	$10,301	$10,382	$10,481
11/30/2014	$10,602	$10,594	$10,755
12/31/2014	$10,684	$10,659	$10,730
1/31/2015	$10,189	$10,233	$10,435
2/28/2015	$10,778	$10,728	$11,038
3/31/2015	$10,603	$10,582	$10,901
4/30/2015	$10,702	$10,681	$10,978
5/31/2015	$10,832	$10,810	$11,122
6/30/2015	$10,567	$10,594	$10,913
7/31/2015	$10,648	$10,640	$11,124
8/31/2015	$10,041	$10,007	$10,454
9/30/2015	$9,704	$9,705	$10,168
10/31/2015	$10,432	$10,437	$10,991
11/30/2015	$10,446	$10,477	$11,027
12/31/2015	$10,212	$10,251	$10,828
1/31/2016	$9,707	$9,722	$10,246
2/29/2016	$9,748	$9,719	$10,242
3/31/2016	$10,465	$10,419	$10,956
4/30/2016	$10,609	$10,638	$11,015
5/31/2016	$10,697	$10,803	$11,208
6/30/2016	$10,635	$10,897	$11,233
7/31/2016	$10,985	$11,213	$11,661
8/31/2016	$11,150	$11,300	$11,677
9/30/2016	$11,135	$11,276	$11,686
10/31/2016	$10,960	$11,102	$11,458
11/30/2016	$11,846	$11,736	$11,910
12/31/2016	$12,067	$12,029	$12,134
1/31/2017	$12,148	$12,115	$12,378
2/28/2017	$12,558	$12,550	$12,857
3/31/2017	$12,428	$12,422	$12,865
4/30/2017	$12,369	$12,399	$13,001
5/31/2017	$12,385	$12,387	$13,167
6/30/2017	$12,574	$12,589	$13,259
7/31/2017	$12,746	$12,757	$13,521
8/31/2017	$12,617	$12,608	$13,564
9/30/2017	$13,005	$12,981	$13,853
10/31/2017	$13,183	$13,076	$14,170
11/30/2017	$13,543	$13,476	$14,602
12/31/2017	$13,760	$13,673	$14,765
1/31/2018	$14,370	$14,201	$15,576
2/28/2018	$13,654	$13,523	$15,004
3/31/2018	$13,314	$13,285	$14,663
4/30/2018	$13,432	$13,329	$14,713
5/31/2018	$13,408	$13,408	$15,089
6/30/2018	$13,391	$13,442	$15,186
7/31/2018	$13,901	$13,974	$15,710
8/31/2018	$14,106	$14,180	$16,252
9/30/2018	$14,112	$14,208	$16,313
10/31/2018	$13,355	$13,472	$15,159
11/30/2018	$13,637	$13,875	$15,468
12/31/2018	$12,299	$12,542	$14,059
1/31/2019	$13,352	$13,519	$15,237
2/28/2019	$13,595	$13,951	$15,753
3/31/2019	$13,536	$14,039	$16,027
4/30/2019	$14,040	$14,537	$16,674
5/31/2019	$13,012	$13,603	$15,612
6/30/2019	$13,928	$14,579	$16,708
7/31/2019	$14,079	$14,700	$16,967
8/31/2019	$13,673	$14,268	$16,656
9/30/2019	$14,177	$14,777	$16,945
10/31/2019	$14,295	$14,983	$17,304
11/30/2019	$14,747	$15,446	$17,958
12/31/2019	$15,137	$15,871	$18,477
1/31/2020	$14,499	$15,530	$18,497
2/29/2020	$13,008	$14,026	$16,985
3/31/2020	$10,295	$11,629	$14,741
4/30/2020	$11,440	$12,936	$16,689
5/31/2020	$11,863	$13,380	$17,569
6/30/2020	$11,953	$13,291	$17,958
7/31/2020	$12,356	$13,816	$19,009
8/31/2020	$12,772	$14,387	$20,404
9/30/2020	$12,369	$14,034	$19,659
10/31/2020	$12,335	$13,850	$19,185
11/30/2020	$14,111	$15,713	$21,444
12/31/2020	$14,777	$16,315	$22,350
1/31/2021	$14,693	$16,166	$22,166
2/28/2021	$15,657	$17,143	$22,809
3/31/2021	$16,621	$18,151	$23,672
4/30/2021	$17,338	$18,877	$24,946
5/31/2021	$17,908	$19,318	$25,064
6/30/2021	$17,620	$19,097	$25,692
7/31/2021	$17,782	$19,249	$26,226
8/31/2021	$18,148	$19,631	$26,985
9/30/2021	$17,486	$18,948	$25,746
10/31/2021	$18,352	$19,910	$27,532
11/30/2021	$17,500	$19,208	$27,163
12/31/2021	$18,613	$20,420	$28,263
1/31/2022	$18,596	$19,944	$26,670
2/28/2022	$18,410	$19,713	$25,938
3/31/2022	$18,588	$20,269	$26,813
4/30/2022	$17,732	$19,126	$24,423
5/31/2022	$18,223	$19,498	$24,386
6/30/2022	$16,520	$17,794	$22,343
7/31/2022	$17,486	$18,974	$24,424
8/31/2022	$17,139	$18,409	$23,487
9/30/2022	$15,614	$16,795	$21,314
10/31/2022	$17,164	$18,517	$23,023
11/30/2022	$18,452	$19,674	$24,268
12/31/2022	$17,687	$18,881	$22,857
1/31/2023	$18,991	$19,859	$24,390
2/28/2023	$18,364	$19,159	$23,809
3/31/2023	$18,244	$19,071	$24,562
4/30/2023	$18,483	$19,358	$24,867
5/31/2023	$17,856	$18,611	$24,983
6/30/2023	$19,041	$19,848	$26,670
7/31/2023	$19,857	$20,546	$27,587
8/31/2023	$19,200	$19,991	$27,104
9/30/2023	$18,653	$19,220	$25,831
10/31/2023	$18,225	$18,541	$25,206
11/30/2023	$19,449	$19,940	$27,560
12/31/2023	$20,411	$21,045	$28,921
1/31/2024	$20,285	$21,067	$29,324
2/29/2024	$20,883	$21,844	$30,908
3/31/2024	$21,954	$22,936	$31,899
4/30/2024	$21,282	$21,956	$30,541
5/31/2024	$21,975	$22,652	$31,980
6/30/2024	$21,849	$22,439	$33,038
7/31/2024	$22,751	$23,586	$33,519

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class P	14.57%	10.07%	8.57%
Russell 1000 Value Index	14.80%	9.92%	8.96%
Russell 1000 Index	21.50%	14.59%	12.86%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 798,382,216		$ 798,382,216	$ 798,382,216	$ 798,382,216	$ 798,382,216
Holdings Count | Holding		122		122	122	122	122
Advisory Fees Paid, Amount		$ 5,927,586
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$798,382,216
# of Portfolio Holdings	122
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (includes Administration Fees)	$5,927,586

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	26.6%
Health Care	14.2%
Information Technology	9.6%
Industrials	8.6%
Consumer Staples	7.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Elevance Health, Inc.	2.4%
American Express Co.	2.3
Alphabet, Inc., Class A	2.2
Citigroup, Inc.	2.1
Berkshire Hathaway, Inc., Class B	2.0

Material Fund Change [Text Block]
C000008148
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Large Co Value Equity Investments
Class Name		Class Y
Trading Symbol		PLVYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$94	0.88%

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within the financials sector had the most positive impact on performance, followed by security selection within the communication services sector.

• On a sector level, an overweight allocation to the financials sector added most to performance.

What didn't work:

• Security selection within the health care sector detracted most from performance, followed by security selection within the industrials and energy sectors.

• On a sector level, an underweight allocation to the industrials sector detracted most, followed by an overweight allocation to the consumer discretionary sector.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class Y	Russell 1000 Value Index	Russell 1000 Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,312	$10,368	$10,413
9/30/2014	$10,107	$10,154	$10,231
10/31/2014	$10,304	$10,382	$10,481
11/30/2014	$10,600	$10,594	$10,755
12/31/2014	$10,683	$10,659	$10,730
1/31/2015	$10,190	$10,233	$10,435
2/28/2015	$10,777	$10,728	$11,038
3/31/2015	$10,602	$10,582	$10,901
4/30/2015	$10,700	$10,681	$10,978
5/31/2015	$10,835	$10,810	$11,122
6/30/2015	$10,566	$10,594	$10,913
7/31/2015	$10,651	$10,640	$11,124
8/31/2015	$10,038	$10,007	$10,454
9/30/2015	$9,702	$9,705	$10,168
10/31/2015	$10,432	$10,437	$10,991
11/30/2015	$10,445	$10,477	$11,027
12/31/2015	$10,213	$10,251	$10,828
1/31/2016	$9,710	$9,722	$10,246
2/29/2016	$9,751	$9,719	$10,242
3/31/2016	$10,469	$10,419	$10,956
4/30/2016	$10,608	$10,638	$11,015
5/31/2016	$10,695	$10,803	$11,208
6/30/2016	$10,633	$10,897	$11,233
7/31/2016	$10,988	$11,213	$11,661
8/31/2016	$11,152	$11,300	$11,677
9/30/2016	$11,136	$11,276	$11,686
10/31/2016	$10,962	$11,102	$11,458
11/30/2016	$11,850	$11,736	$11,910
12/31/2016	$12,067	$12,029	$12,134
1/31/2017	$12,152	$12,115	$12,378
2/28/2017	$12,560	$12,550	$12,857
3/31/2017	$12,431	$12,422	$12,865
4/30/2017	$12,372	$12,399	$13,001
5/31/2017	$12,388	$12,387	$13,167
6/30/2017	$12,576	$12,589	$13,259
7/31/2017	$12,748	$12,757	$13,521
8/31/2017	$12,619	$12,608	$13,564
9/30/2017	$13,005	$12,981	$13,853
10/31/2017	$13,188	$13,076	$14,170
11/30/2017	$13,547	$13,476	$14,602
12/31/2017	$13,765	$13,673	$14,765
1/31/2018	$14,371	$14,201	$15,576
2/28/2018	$13,660	$13,523	$15,004
3/31/2018	$13,321	$13,285	$14,663
4/30/2018	$13,438	$13,329	$14,713
5/31/2018	$13,415	$13,408	$15,089
6/30/2018	$13,391	$13,442	$15,186
7/31/2018	$13,905	$13,974	$15,710
8/31/2018	$14,115	$14,180	$16,252
9/30/2018	$14,121	$14,208	$16,313
10/31/2018	$13,362	$13,472	$15,159
11/30/2018	$13,642	$13,875	$15,468
12/31/2018	$12,308	$12,542	$14,059
1/31/2019	$13,356	$13,519	$15,237
2/28/2019	$13,604	$13,951	$15,753
3/31/2019	$13,539	$14,039	$16,027
4/30/2019	$14,053	$14,537	$16,674
5/31/2019	$13,018	$13,603	$15,612
6/30/2019	$13,942	$14,579	$16,708
7/31/2019	$14,092	$14,700	$16,967
8/31/2019	$13,682	$14,268	$16,656
9/30/2019	$14,183	$14,777	$16,945
10/31/2019	$14,307	$14,983	$17,304
11/30/2019	$14,756	$15,446	$17,958
12/31/2019	$15,151	$15,871	$18,477
1/31/2020	$14,509	$15,530	$18,497
2/29/2020	$13,018	$14,026	$16,985
3/31/2020	$10,299	$11,629	$14,741
4/30/2020	$11,452	$12,936	$16,689
5/31/2020	$11,873	$13,380	$17,569
6/30/2020	$11,969	$13,291	$17,958
7/31/2020	$12,370	$13,816	$19,009
8/31/2020	$12,784	$14,387	$20,404
9/30/2020	$12,376	$14,034	$19,659
10/31/2020	$12,342	$13,850	$19,185
11/30/2020	$14,123	$15,713	$21,444
12/31/2020	$14,792	$16,315	$22,350
1/31/2021	$14,701	$16,166	$22,166
2/28/2021	$15,660	$17,143	$22,809
3/31/2021	$16,627	$18,151	$23,672
4/30/2021	$17,348	$18,877	$24,946
5/31/2021	$17,915	$19,318	$25,064
6/30/2021	$17,628	$19,097	$25,692
7/31/2021	$17,789	$19,249	$26,226
8/31/2021	$18,160	$19,631	$26,985
9/30/2021	$17,502	$18,948	$25,746
10/31/2021	$18,363	$19,910	$27,532
11/30/2021	$17,516	$19,208	$27,163
12/31/2021	$18,622	$20,420	$28,263
1/31/2022	$18,606	$19,944	$26,670
2/28/2022	$18,420	$19,713	$25,938
3/31/2022	$18,597	$20,269	$26,813
4/30/2022	$17,738	$19,126	$24,423
5/31/2022	$18,227	$19,498	$24,386
6/30/2022	$16,525	$17,794	$22,343
7/31/2022	$17,494	$18,974	$24,424
8/31/2022	$17,140	$18,409	$23,487
9/30/2022	$15,616	$16,795	$21,314
10/31/2022	$17,174	$18,517	$23,023
11/30/2022	$18,462	$19,674	$24,268
12/31/2022	$17,691	$18,881	$22,857
1/31/2023	$18,996	$19,859	$24,390
2/28/2023	$18,373	$19,159	$23,809
3/31/2023	$18,255	$19,071	$24,562
4/30/2023	$18,492	$19,358	$24,867
5/31/2023	$17,859	$18,611	$24,983
6/30/2023	$19,045	$19,848	$26,670
7/31/2023	$19,866	$20,546	$27,587
8/31/2023	$19,213	$19,991	$27,104
9/30/2023	$18,660	$19,220	$25,831
10/31/2023	$18,235	$18,541	$25,206
11/30/2023	$19,460	$19,940	$27,560
12/31/2023	$20,421	$21,045	$28,921
1/31/2024	$20,296	$21,067	$29,324
2/29/2024	$20,900	$21,844	$30,908
3/31/2024	$21,963	$22,936	$31,899
4/30/2024	$21,296	$21,956	$30,541
5/31/2024	$21,994	$22,652	$31,980
6/30/2024	$21,859	$22,439	$33,038
7/31/2024	$22,765	$23,586	$33,519

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	14.60%	10.07%	8.57%
Russell 1000 Value Index	14.80%	9.92%	8.96%
Russell 1000 Index	21.50%	14.59%	12.86%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 798,382,216		$ 798,382,216	$ 798,382,216	$ 798,382,216	$ 798,382,216
Holdings Count | Holding		122		122	122	122	122
Advisory Fees Paid, Amount		$ 5,927,586
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$798,382,216
# of Portfolio Holdings	122
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (includes Administration Fees)	$5,927,586

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	26.6%
Health Care	14.2%
Information Technology	9.6%
Industrials	8.6%
Consumer Staples	7.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Elevance Health, Inc.	2.4%
American Express Co.	2.3
Alphabet, Inc., Class A	2.2
Citigroup, Inc.	2.1
Berkshire Hathaway, Inc., Class B	2.0

Material Fund Change [Text Block]
C000007365
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Municipal Fixed Income Investments
Class Name		Class A
Trading Symbol		PMUAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.82%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocation benefited from being overweight strong performing tobacco, prepaid gas and hospital revenue bonds.

• Issuer selection was additive overall led by BBB-rated Lipscomb University TN and New York State personal income tax bonds.

• Yield curve exposure was additive to relative returns versus the benchmark. The portfolio was overweight shorter maturity bonds inside of 5 years, as well as longer maturity bonds beyond 15 years which performed well.

What didn’t work:

• In terms of sector allocation, an overweight to weaker performing airport bonds detracted from performance.

• Issuer selection in Texas Permanent School Fund bonds also hindered results.

• During the reporting period, the portfolio’s duration averaged modestly long versus the benchmark which was a slight detractor.

• Underweight to New York City and California state general obligation bonds which benefited from solid demand was a detractor.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class A with Load	Bloomberg US Municipal 3-15 Year Blend Index	Bloomberg Municipal Bond Index
7/31/2014	$9,778	$10,000	$10,000
8/31/2014	$9,886	$10,102	$10,121
9/30/2014	$9,876	$10,102	$10,131
10/31/2014	$9,919	$10,160	$10,201
11/30/2014	$9,924	$10,172	$10,218
12/31/2014	$9,951	$10,202	$10,270
1/31/2015	$10,120	$10,370	$10,452
2/28/2015	$9,998	$10,271	$10,344
3/31/2015	$10,018	$10,294	$10,374
4/30/2015	$9,971	$10,252	$10,320
5/31/2015	$9,923	$10,220	$10,291
6/30/2015	$9,906	$10,219	$10,282
7/31/2015	$9,980	$10,287	$10,356
8/31/2015	$10,008	$10,306	$10,377
9/30/2015	$10,076	$10,386	$10,452
10/31/2015	$10,112	$10,428	$10,493
11/30/2015	$10,150	$10,454	$10,535
12/31/2015	$10,222	$10,515	$10,609
1/31/2016	$10,367	$10,649	$10,736
2/29/2016	$10,374	$10,668	$10,753
3/31/2016	$10,387	$10,681	$10,787
4/30/2016	$10,455	$10,751	$10,866
5/31/2016	$10,460	$10,755	$10,895
6/30/2016	$10,614	$10,901	$11,069
7/31/2016	$10,604	$10,916	$11,075
8/31/2016	$10,609	$10,922	$11,090
9/30/2016	$10,559	$10,880	$11,035
10/31/2016	$10,470	$10,781	$10,919
11/30/2016	$10,066	$10,398	$10,512
12/31/2016	$10,172	$10,509	$10,635
1/31/2017	$10,226	$10,588	$10,705
2/28/2017	$10,288	$10,663	$10,780
3/31/2017	$10,318	$10,683	$10,803
4/30/2017	$10,395	$10,766	$10,882
5/31/2017	$10,545	$10,922	$11,054
6/30/2017	$10,503	$10,876	$11,015
7/31/2017	$10,572	$10,963	$11,104
8/31/2017	$10,651	$11,041	$11,188
9/30/2017	$10,601	$10,985	$11,131
10/31/2017	$10,607	$11,002	$11,159
11/30/2017	$10,523	$10,908	$11,099
12/31/2017	$10,617	$11,009	$11,215
1/31/2018	$10,508	$10,898	$11,083
2/28/2018	$10,458	$10,864	$11,050
3/31/2018	$10,473	$10,892	$11,090
4/30/2018	$10,439	$10,860	$11,051
5/31/2018	$10,544	$10,970	$11,177
6/30/2018	$10,552	$10,987	$11,187
7/31/2018	$10,575	$11,024	$11,214
8/31/2018	$10,590	$11,046	$11,243
9/30/2018	$10,522	$10,980	$11,170
10/31/2018	$10,454	$10,929	$11,101
11/30/2018	$10,561	$11,048	$11,224
12/31/2018	$10,683	$11,178	$11,359
1/31/2019	$10,782	$11,279	$11,444
2/28/2019	$10,848	$11,337	$11,506
3/31/2019	$10,982	$11,478	$11,688
4/30/2019	$11,015	$11,503	$11,732
5/31/2019	$11,166	$11,652	$11,893
6/30/2019	$11,215	$11,701	$11,937
7/31/2019	$11,307	$11,798	$12,033
8/31/2019	$11,449	$11,947	$12,223
9/30/2019	$11,362	$11,843	$12,125
10/31/2019	$11,359	$11,874	$12,147
11/30/2019	$11,374	$11,902	$12,177
12/31/2019	$11,410	$11,941	$12,215
1/31/2020	$11,587	$12,138	$12,434
2/29/2020	$11,716	$12,262	$12,594
3/31/2020	$11,260	$11,876	$12,137
4/30/2020	$11,104	$11,779	$11,985
5/31/2020	$11,437	$12,135	$12,366
6/30/2020	$11,544	$12,213	$12,468
7/31/2020	$11,721	$12,398	$12,678
8/31/2020	$11,704	$12,352	$12,619
9/30/2020	$11,713	$12,362	$12,621
10/31/2020	$11,687	$12,329	$12,583
11/30/2020	$11,839	$12,479	$12,773
12/31/2020	$11,908	$12,544	$12,851
1/31/2021	$11,970	$12,607	$12,933
2/28/2021	$11,792	$12,432	$12,728
3/31/2021	$11,846	$12,496	$12,806
4/30/2021	$11,935	$12,582	$12,913
5/31/2021	$11,961	$12,602	$12,952
6/30/2021	$11,969	$12,619	$12,988
7/31/2021	$12,050	$12,720	$13,095
8/31/2021	$12,014	$12,692	$13,047
9/30/2021	$11,931	$12,607	$12,953
10/31/2021	$11,889	$12,567	$12,915
11/30/2021	$11,965	$12,640	$13,025
12/31/2021	$11,962	$12,660	$13,046
1/31/2022	$11,652	$12,328	$12,689
2/28/2022	$11,587	$12,287	$12,644
3/31/2022	$11,270	$11,937	$12,234
4/30/2022	$11,005	$11,666	$11,895
5/31/2022	$11,124	$11,838	$12,072
6/30/2022	$11,005	$11,728	$11,874
7/31/2022	$11,245	$12,011	$12,188
8/31/2022	$11,036	$11,792	$11,921
9/30/2022	$10,696	$11,408	$11,463
10/31/2022	$10,642	$11,358	$11,368
11/30/2022	$11,039	$11,785	$11,900
12/31/2022	$11,069	$11,847	$11,934
1/31/2023	$11,337	$12,132	$12,277
2/28/2023	$11,124	$11,890	$11,999
3/31/2023	$11,313	$12,132	$12,265
4/30/2023	$11,304	$12,098	$12,237
5/31/2023	$11,194	$11,982	$12,131
6/30/2023	$11,278	$12,076	$12,253
7/31/2023	$11,300	$12,126	$12,301
8/31/2023	$11,209	$11,990	$12,124
9/30/2023	$10,957	$11,698	$11,769
10/31/2023	$10,866	$11,641	$11,669
11/30/2023	$11,394	$12,244	$12,409
12/31/2023	$11,643	$12,492	$12,698
1/31/2024	$11,617	$12,439	$12,633
2/29/2024	$11,628	$12,451	$12,649
3/31/2024	$11,613	$12,451	$12,649
4/30/2024	$11,501	$12,311	$12,492
5/31/2024	$11,438	$12,228	$12,455
6/30/2024	$11,574	$12,394	$12,646
7/31/2024	$11,665	$12,507	$12,762

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	3.23%	0.63%	1.78%
Class A with Load	0.89%	0.17%	1.55%
Bloomberg US Municipal 3-15 Year Blend Index	3.16%	1.17%	2.26%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 184,674,705		$ 184,674,705	$ 184,674,705	$ 184,674,705	$ 184,674,705
Holdings Count | Holding		120		120	120	120	120
Advisory Fees Paid, Amount		$ 723,434
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$184,674,705
# of Portfolio Holdings	120
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (includes Administration Fees)	$723,434

Holdings [Text Block]

Top 5 States (%)

Value	Value
Texas	11.3%
Pennsylvania	10.1%
New York	9.5%
Illinois	9.3%
Indiana	5.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	3.4%
Indiana Finance Authority, Indiana University Health, 2.250%, due 12/01/58	2.8
Michigan Strategic Fund Improvement Project, 5.000%, due 06/30/32	1.9
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	1.8
Metropolitan Government of Nashville & Davidson County (Tennessee), 4.000%, due 01/01/32	1.7

Material Fund Change [Text Block]
C000007364
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Municipal Fixed Income Investments
Class Name		Class P
Trading Symbol		PCMNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$58	0.57%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocation benefited from being overweight strong performing tobacco, prepaid gas and hospital revenue bonds.

• Issuer selection was additive overall led by BBB-rated Lipscomb University TN and New York State personal income tax bonds.

• Yield curve exposure was additive to relative returns versus the benchmark. The portfolio was overweight shorter maturity bonds inside of 5 years, as well as longer maturity bonds beyond 15 years which performed well.

What didn’t work:

• In terms of sector allocation, an overweight to weaker performing airport bonds detracted from performance.

• Issuer selection in Texas Permanent School Fund bonds also hindered results.

• During the reporting period, the portfolio’s duration averaged modestly long versus the benchmark which was a slight detractor.

• Underweight to New York City and California state general obligation bonds which benefited from solid demand was a detractor.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg US Municipal 3-15 Year Blend Index	Bloomberg Municipal Bond Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,113	$10,102	$10,121
9/30/2014	$10,105	$10,102	$10,131
10/31/2014	$10,150	$10,160	$10,201
11/30/2014	$10,158	$10,172	$10,218
12/31/2014	$10,188	$10,202	$10,270
1/31/2015	$10,363	$10,370	$10,452
2/28/2015	$10,241	$10,271	$10,344
3/31/2015	$10,263	$10,294	$10,374
4/30/2015	$10,216	$10,252	$10,320
5/31/2015	$10,177	$10,220	$10,291
6/30/2015	$10,154	$10,219	$10,282
7/31/2015	$10,239	$10,287	$10,356
8/31/2015	$10,263	$10,306	$10,377
9/30/2015	$10,334	$10,386	$10,452
10/31/2015	$10,382	$10,428	$10,493
11/30/2015	$10,414	$10,454	$10,535
12/31/2015	$10,491	$10,515	$10,609
1/31/2016	$10,650	$10,649	$10,736
2/29/2016	$10,651	$10,668	$10,753
3/31/2016	$10,675	$10,681	$10,787
4/30/2016	$10,747	$10,751	$10,866
5/31/2016	$10,746	$10,755	$10,895
6/30/2016	$10,907	$10,901	$11,069
7/31/2016	$10,906	$10,916	$11,075
8/31/2016	$10,914	$10,922	$11,090
9/30/2016	$10,865	$10,880	$11,035
10/31/2016	$10,768	$10,781	$10,919
11/30/2016	$10,354	$10,398	$10,512
12/31/2016	$10,465	$10,509	$10,635
1/31/2017	$10,522	$10,588	$10,705
2/28/2017	$10,589	$10,663	$10,780
3/31/2017	$10,621	$10,683	$10,803
4/30/2017	$10,703	$10,766	$10,882
5/31/2017	$10,868	$10,922	$11,054
6/30/2017	$10,818	$10,876	$11,015
7/31/2017	$10,892	$10,963	$11,104
8/31/2017	$10,984	$11,041	$11,188
9/30/2017	$10,934	$10,985	$11,131
10/31/2017	$10,934	$11,002	$11,159
11/30/2017	$10,859	$10,908	$11,099
12/31/2017	$10,958	$11,009	$11,215
1/31/2018	$10,840	$10,898	$11,083
2/28/2018	$10,799	$10,864	$11,050
3/31/2018	$10,816	$10,892	$11,090
4/30/2018	$10,774	$10,860	$11,051
5/31/2018	$10,894	$10,970	$11,177
6/30/2018	$10,903	$10,987	$11,187
7/31/2018	$10,929	$11,024	$11,214
8/31/2018	$10,938	$11,046	$11,243
9/30/2018	$10,879	$10,980	$11,170
10/31/2018	$10,801	$10,929	$11,101
11/30/2018	$10,923	$11,048	$11,224
12/31/2018	$11,052	$11,178	$11,359
1/31/2019	$11,148	$11,279	$11,444
2/28/2019	$11,226	$11,337	$11,506
3/31/2019	$11,368	$11,478	$11,688
4/30/2019	$11,404	$11,503	$11,732
5/31/2019	$11,563	$11,652	$11,893
6/30/2019	$11,608	$11,701	$11,937
7/31/2019	$11,713	$11,798	$12,033
8/31/2019	$11,864	$11,947	$12,223
9/30/2019	$11,775	$11,843	$12,125
10/31/2019	$11,775	$11,874	$12,147
11/30/2019	$11,793	$11,902	$12,177
12/31/2019	$11,832	$11,941	$12,215
1/31/2020	$12,019	$12,138	$12,434
2/29/2020	$12,154	$12,262	$12,594
3/31/2020	$11,684	$11,876	$12,137
4/30/2020	$11,525	$11,779	$11,985
5/31/2020	$11,874	$12,135	$12,366
6/30/2020	$11,987	$12,213	$12,468
7/31/2020	$12,173	$12,398	$12,678
8/31/2020	$12,157	$12,352	$12,619
9/30/2020	$12,170	$12,362	$12,621
10/31/2020	$12,145	$12,329	$12,583
11/30/2020	$12,296	$12,479	$12,773
12/31/2020	$12,380	$12,544	$12,851
1/31/2021	$12,447	$12,607	$12,933
2/28/2021	$12,265	$12,432	$12,728
3/31/2021	$12,323	$12,496	$12,806
4/30/2021	$12,418	$12,582	$12,913
5/31/2021	$12,448	$12,602	$12,952
6/30/2021	$12,459	$12,619	$12,988
7/31/2021	$12,546	$12,720	$13,095
8/31/2021	$12,511	$12,692	$13,047
9/30/2021	$12,418	$12,607	$12,953
10/31/2021	$12,386	$12,567	$12,915
11/30/2021	$12,468	$12,640	$13,025
12/31/2021	$12,468	$12,660	$13,046
1/31/2022	$12,148	$12,328	$12,689
2/28/2022	$12,082	$12,287	$12,644
3/31/2022	$11,754	$11,937	$12,234
4/30/2022	$11,471	$11,666	$11,895
5/31/2022	$11,607	$11,838	$12,072
6/30/2022	$11,485	$11,728	$11,874
7/31/2022	$11,739	$12,011	$12,188
8/31/2022	$11,523	$11,792	$11,921
9/30/2022	$11,170	$11,408	$11,463
10/31/2022	$11,107	$11,358	$11,368
11/30/2022	$11,534	$11,785	$11,900
12/31/2022	$11,557	$11,847	$11,934
1/31/2023	$11,850	$12,132	$12,277
2/28/2023	$11,629	$11,890	$11,999
3/31/2023	$11,829	$12,132	$12,265
4/30/2023	$11,822	$12,098	$12,237
5/31/2023	$11,710	$11,982	$12,131
6/30/2023	$11,790	$12,076	$12,253
7/31/2023	$11,825	$12,126	$12,301
8/31/2023	$11,723	$11,990	$12,124
9/30/2023	$11,462	$11,698	$11,769
10/31/2023	$11,379	$11,641	$11,669
11/30/2023	$11,924	$12,244	$12,409
12/31/2023	$12,197	$12,492	$12,698
1/31/2024	$12,172	$12,439	$12,633
2/29/2024	$12,177	$12,451	$12,649
3/31/2024	$12,173	$12,451	$12,649
4/30/2024	$12,058	$12,311	$12,492
5/31/2024	$11,995	$12,228	$12,455
6/30/2024	$12,140	$12,394	$12,646
7/31/2024	$12,237	$12,507	$12,762

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class P	3.49%	0.88%	2.04%
Bloomberg US Municipal 3-15 Year Blend Index	3.16%	1.17%	2.26%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 184,674,705		$ 184,674,705	$ 184,674,705	$ 184,674,705	$ 184,674,705
Holdings Count | Holding		120		120	120	120	120
Advisory Fees Paid, Amount		$ 723,434
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$184,674,705
# of Portfolio Holdings	120
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (includes Administration Fees)	$723,434

Holdings [Text Block]

Top 5 States (%)

Value	Value
Texas	11.3%
Pennsylvania	10.1%
New York	9.5%
Illinois	9.3%
Indiana	5.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	3.4%
Indiana Finance Authority, Indiana University Health, 2.250%, due 12/01/58	2.8
Michigan Strategic Fund Improvement Project, 5.000%, due 06/30/32	1.9
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	1.8
Metropolitan Government of Nashville & Davidson County (Tennessee), 4.000%, due 01/01/32	1.7

Material Fund Change [Text Block]
C000007368
Shareholder Report [Line Items]
Fund Name		PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Municipal Fixed Income Investments
Class Name		Class Y
Trading Symbol		PMUYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$59	0.58%

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocation benefited from being overweight strong performing tobacco, prepaid gas and hospital revenue bonds.

• Issuer selection was additive overall led by BBB-rated Lipscomb University TN and New York State personal income tax bonds.

• Yield curve exposure was additive to relative returns versus the benchmark. The portfolio was overweight shorter maturity bonds inside of 5 years, as well as longer maturity bonds beyond 15 years which performed well.

What didn’t work:

• In terms of sector allocation, an overweight to weaker performing airport bonds detracted from performance.

• Issuer selection in Texas Permanent School Fund bonds also hindered results.

• During the reporting period, the portfolio’s duration averaged modestly long versus the benchmark which was a slight detractor.

• Underweight to New York City and California state general obligation bonds which benefited from solid demand was a detractor.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class Y	Bloomberg US Municipal 3-15 Year Blend Index	Bloomberg Municipal Bond Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,113	$10,102	$10,121
9/30/2014	$10,105	$10,102	$10,131
10/31/2014	$10,150	$10,160	$10,201
11/30/2014	$10,158	$10,172	$10,218
12/31/2014	$10,188	$10,202	$10,270
1/31/2015	$10,363	$10,370	$10,452
2/28/2015	$10,240	$10,271	$10,344
3/31/2015	$10,263	$10,294	$10,374
4/30/2015	$10,216	$10,252	$10,320
5/31/2015	$10,170	$10,220	$10,291
6/30/2015	$10,154	$10,219	$10,282
7/31/2015	$10,232	$10,287	$10,356
8/31/2015	$10,263	$10,306	$10,377
9/30/2015	$10,335	$10,386	$10,452
10/31/2015	$10,375	$10,428	$10,493
11/30/2015	$10,415	$10,454	$10,535
12/31/2015	$10,491	$10,515	$10,609
1/31/2016	$10,641	$10,649	$10,736
2/29/2016	$10,642	$10,668	$10,753
3/31/2016	$10,665	$10,681	$10,787
4/30/2016	$10,737	$10,751	$10,866
5/31/2016	$10,736	$10,755	$10,895
6/30/2016	$10,896	$10,901	$11,069
7/31/2016	$10,895	$10,916	$11,075
8/31/2016	$10,903	$10,922	$11,090
9/30/2016	$10,854	$10,880	$11,035
10/31/2016	$10,756	$10,781	$10,919
11/30/2016	$10,343	$10,398	$10,512
12/31/2016	$10,454	$10,509	$10,635
1/31/2017	$10,510	$10,588	$10,705
2/28/2017	$10,576	$10,663	$10,780
3/31/2017	$10,608	$10,683	$10,803
4/30/2017	$10,690	$10,766	$10,882
5/31/2017	$10,846	$10,922	$11,054
6/30/2017	$10,804	$10,876	$11,015
7/31/2017	$10,878	$10,963	$11,104
8/31/2017	$10,970	$11,041	$11,188
9/30/2017	$10,912	$10,985	$11,131
10/31/2017	$10,920	$11,002	$11,159
11/30/2017	$10,845	$10,908	$11,099
12/31/2017	$10,936	$11,009	$11,215
1/31/2018	$10,826	$10,898	$11,083
2/28/2018	$10,785	$10,864	$11,050
3/31/2018	$10,803	$10,892	$11,090
4/30/2018	$10,761	$10,860	$11,051
5/31/2018	$10,872	$10,970	$11,177
6/30/2018	$10,889	$10,987	$11,187
7/31/2018	$10,915	$11,024	$11,214
8/31/2018	$10,924	$11,046	$11,243
9/30/2018	$10,857	$10,980	$11,170
10/31/2018	$10,788	$10,929	$11,101
11/30/2018	$10,910	$11,048	$11,224
12/31/2018	$11,038	$11,178	$11,359
1/31/2019	$11,134	$11,279	$11,444
2/28/2019	$11,204	$11,337	$11,506
3/31/2019	$11,354	$11,478	$11,688
4/30/2019	$11,381	$11,503	$11,732
5/31/2019	$11,540	$11,652	$11,893
6/30/2019	$11,593	$11,701	$11,937
7/31/2019	$11,690	$11,798	$12,033
8/31/2019	$11,840	$11,947	$12,223
9/30/2019	$11,752	$11,843	$12,125
10/31/2019	$11,760	$11,874	$12,147
11/30/2019	$11,769	$11,902	$12,177
12/31/2019	$11,809	$11,941	$12,215
1/31/2020	$12,004	$12,138	$12,434
2/29/2020	$12,139	$12,262	$12,594
3/31/2020	$11,661	$11,876	$12,137
4/30/2020	$11,511	$11,779	$11,985
5/31/2020	$11,850	$12,135	$12,366
6/30/2020	$11,972	$12,213	$12,468
7/31/2020	$12,158	$12,398	$12,678
8/31/2020	$12,142	$12,352	$12,619
9/30/2020	$12,155	$12,362	$12,621
10/31/2020	$12,130	$12,329	$12,583
11/30/2020	$12,281	$12,479	$12,773
12/31/2020	$12,356	$12,544	$12,851
1/31/2021	$12,432	$12,607	$12,933
2/28/2021	$12,240	$12,432	$12,728
3/31/2021	$12,308	$12,496	$12,806
4/30/2021	$12,393	$12,582	$12,913
5/31/2021	$12,423	$12,602	$12,952
6/30/2021	$12,444	$12,619	$12,988
7/31/2021	$12,521	$12,720	$13,095
8/31/2021	$12,496	$12,692	$13,047
9/30/2021	$12,403	$12,607	$12,953
10/31/2021	$12,371	$12,567	$12,915
11/30/2021	$12,444	$12,640	$13,025
12/31/2021	$12,452	$12,660	$13,046
1/31/2022	$12,133	$12,328	$12,689
2/28/2022	$12,067	$12,287	$12,644
3/31/2022	$11,740	$11,937	$12,234
4/30/2022	$11,457	$11,666	$11,895
5/31/2022	$11,593	$11,838	$12,072
6/30/2022	$11,471	$11,728	$11,874
7/31/2022	$11,723	$12,011	$12,188
8/31/2022	$11,507	$11,792	$11,921
9/30/2022	$11,155	$11,408	$11,463
10/31/2022	$11,092	$11,358	$11,368
11/30/2022	$11,517	$11,785	$11,900
12/31/2022	$11,540	$11,847	$11,934
1/31/2023	$11,831	$12,132	$12,277
2/28/2023	$11,611	$11,890	$11,999
3/31/2023	$11,810	$12,132	$12,265
4/30/2023	$11,803	$12,098	$12,237
5/31/2023	$11,691	$11,982	$12,131
6/30/2023	$11,780	$12,076	$12,253
7/31/2023	$11,805	$12,126	$12,301
8/31/2023	$11,702	$11,990	$12,124
9/30/2023	$11,451	$11,698	$11,769
10/31/2023	$11,358	$11,641	$11,669
11/30/2023	$11,912	$12,244	$12,409
12/31/2023	$12,174	$12,492	$12,698
1/31/2024	$12,150	$12,439	$12,633
2/29/2024	$12,164	$12,451	$12,649
3/31/2024	$12,150	$12,451	$12,649
4/30/2024	$12,035	$12,311	$12,492
5/31/2024	$11,972	$12,228	$12,455
6/30/2024	$12,116	$12,394	$12,646
7/31/2024	$12,214	$12,507	$12,762

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	3.46%	0.88%	2.02%
Bloomberg US Municipal 3-15 Year Blend Index	3.16%	1.17%	2.26%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 184,674,705		$ 184,674,705	$ 184,674,705	$ 184,674,705	$ 184,674,705
Holdings Count | Holding		120		120	120	120	120
Advisory Fees Paid, Amount		$ 723,434
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$184,674,705
# of Portfolio Holdings	120
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (includes Administration Fees)	$723,434

Holdings [Text Block]

Top 5 States (%)

Value	Value
Texas	11.3%
Pennsylvania	10.1%
New York	9.5%
Illinois	9.3%
Indiana	5.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	3.4%
Indiana Finance Authority, Indiana University Health, 2.250%, due 12/01/58	2.8
Michigan Strategic Fund Improvement Project, 5.000%, due 06/30/32	1.9
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	1.8
Metropolitan Government of Nashville & Davidson County (Tennessee), 4.000%, due 01/01/32	1.7

Material Fund Change [Text Block]
C000007348
Shareholder Report [Line Items]
Fund Name		UBS Government Money Market Investments Fund
Class Name		Class P
Trading Symbol		PCEXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS Government Money Market Investments Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$15	0.15%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.15%
AssetsNet		$ 2,737,845,130		$ 2,737,845,130	$ 2,737,845,130	$ 2,737,845,130	$ 2,737,845,130
Holdings Count | Holding		98		98	98	98	98
Advisory Fees Paid, Amount		$ 3,360,051
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$2,737,845,130
# of Portfolio Holdings	98
Total Advisory Fees Paid (includes Administration Fees)	$3,360,051

Holdings [Text Block]

Portfolio Composition (%)

Value	Value
U.S. Treasury obligations	72.0%
Repurchase agreements	21.9%
U.S. government agency obligations	9.9%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Fixed Income Clearing Corp., State Street Bank & Trust Co. Repurchase Agreement , 5.340% , due 08/01/24	18.4%
U.S. Treasury Floating Rate Notes , 5.504% , due 01/31/26	3.5
Goldman Sachs & Co. Repurchase Agreement , 5.270% , due 08/01/24	3.5
U.S. Treasury Floating Rate Notes , 5.409% , due 04/30/26	2.9
Federal Farm Credit Banks Funding Corp. , 5.450% , due 05/01/25	2.4

Material Fund Change [Text Block]